Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 26, 2013	Jun. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Piedmont Office Realty Trust, Inc.
Entity Central Index Key	0001042776
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		167,555,401
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 2,916,495,257

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Land	$ 622,348	$ 633,008
Buildings and improvements, less accumulated depreciation of $874,630 and $784,568 as of December 31, 2012 and December 31, 2011, respectively	2,881,296	2,945,323
Intangible lease assets, less accumulated amortization of $67,940 and $119,334 as of December 31, 2012 and December 31, 2011, respectively	54,745	79,155
Construction in progress	20,373	17,250
Real estate assets held for sale, net	33,970	29,315
Total real estate assets	3,612,732	3,704,051
Investments in unconsolidated joint ventures	37,226	38,181
Cash and cash equivalents	12,957	139,690
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and December 31, 2011, respectively	145,148	129,280
Due from unconsolidated joint ventures	463	788
Restricted cash and escrows	334	9,039
Prepaid expenses and other assets	13,022	9,911
Goodwill	180,097	180,097
Interest rate swap	1,075	0
Deferred financing costs, less accumulated amortization of $10,479 and $9,214 as of December 31, 2012 and December 31, 2011, respectively	6,454	5,977
Deferred lease costs, less accumulated amortization of $112,289 and $118,570 as of December 31, 2012 and December 31, 2011, respectively	240,140	228,897
Other assets held for sale, net	5,227	1,923
Total assets	4,254,875	4,447,834
Liabilities:
Line of credit and notes payable	1,416,525	1,472,525
Accounts payable, accrued expenses, and accrued capital expenditures	127,263	122,986
Deferred income	21,552	27,321
Intangible lease liabilities, less accumulated amortization of $40,931 and $63,981 as of December 31, 2012 and December 31, 2011, respectively	40,805	49,037
Interest rate swaps	8,235	2,537
Total liabilities	1,614,380	1,674,406
Commitments and Contingencies	0	0
Stockholders' Equity:
Shares-in-trust, 150,000,000 shares authorized, none outstanding as of December 31, 2012 or December 31, 2011	0	0
Preferred stock, no par value, 100,000,000 shares authorized, none outstanding as of December 31, 2012 or December 31, 2011	0	0
Common stock, $.01 par value; 750,000,000 shares authorized, 167,556,001 shares issued and outstanding as of December 31, 2012; and 172,629,748 shares issued and outstanding at December 31, 2011	1,676	1,726
Additional paid-in capital	3,667,051	3,663,662
Cumulative distributions in excess of earnings	(1,022,681)	(891,032)
Other comprehensive loss	(7,160)	(2,537)
Piedmont stockholders’ equity	2,638,886	2,771,819
Noncontrolling interest	1,609	1,609
Total stockholders’ equity	2,640,495	2,773,428
Total liabilities and stockholders’ equity	$ 4,254,875	$ 4,447,834

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Intangible lease assets, accumulated amortization	$ 67,940	$ 119,334
Tenant receivables, allowance for doubtful accounts	346	631
Deferred financing costs, accumulated amortization	10,479	9,214
Deferred lease costs, accumulated amortization	112,289	118,570
Liabilities:
Intangible Lease Liabilities Accumulated Amortization	40,931	63,981
Stockholders' Equity:
Shares-in-trust, shares authorized	150,000,000	150,000,000
Shares-in-trust, shares outstanding	0	0
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares outstanding	167,556,001	172,629,748
Building and building improvements [Member]
Assets:
Buildings and improvements, accumulated depreciation	$ 874,630	$ 784,568

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Rental income	$ 419,063	$ 409,068	$ 398,534
Tenant reimbursements	107,149	114,277	113,291
Property management fee revenue	2,318	1,584	3,212
Other rental income	999	4,734	5,033
Total revenues	529,529	529,663	520,070
Expenses:
Property operating costs	209,041	203,344	192,613
Depreciation	111,248	101,576	94,389
Amortization	49,600	54,045	37,315
General and administrative	20,766	25,073	28,128
Operating Expenses	390,655	384,038	352,445
Real estate operating income	138,874	145,625	167,625
Other income (expense):
Interest expense	(65,023)	(65,817)	(66,486)
Interest and other income	833	2,866	3,486
Litigation settlement expense	(7,500)	0	0
Net casualty loss	(5,170)	0	0
Equity in income of unconsolidated joint ventures	923	1,619	2,633
Gain on consolidation of variable interest entity	0	1,532	0
Gain on extinguishment of debt	0	1,039	0
Nonoperating Income (Expense)	(75,937)	(58,761)	(60,367)
Income from continuing operations	62,937	86,864	107,258
Discontinued operations:
Operating income, excluding impairment loss	2,705	15,535	23,540
Impairment loss	0	0	(9,587)
Gain/(loss) on sale of real estate assets	27,577	122,657	(817)
Income from discontinued operations	30,282	138,192	13,136
Net income	93,219	225,056	120,394
Less: Net income attributable to noncontrolling interest	(15)	(15)	(15)
Net income attributable to Piedmont	$ 93,204	$ 225,041	$ 120,379
Per share information – basic:
Income from continuing operations (in dollars per share)	$ 0.37	$ 0.5	$ 0.63
Income from discontinued operations (in dollars per share)	$ 0.18	$ 0.8	$ 0.08
Income attributable to noncontrolling interest (in dollars per share)	$ 0	$ 0	$ 0
Net income available to common stockholders (in dollars per share)	$ 0.55	$ 1.3	$ 0.71
Per share information – diluted:
Income from continuing operations (in dollars per share)	$ 0.37	$ 0.5	$ 0.63
Income from discontinued operations (in dollars per share)	$ 0.18	$ 0.8	$ 0.07
Income attributable to noncontrolling interest (in dollars per share)	$ 0	$ 0	$ 0
Net income available to common stockholders (in dollars per share)	$ 0.55	$ 1.3	$ 0.7
Weighted-average common shares outstanding - basic (in shares)	170,312,328	172,764,838	170,752,520
Weighted-average common shares outstanding - diluted (in shares)	170,441,223	172,980,947	170,967,324

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to Piedmont	$ 93,204	$ 225,041	$ 120,379
Other comprehensive (loss)/income:
Effective portion of loss on derivative instruments that are designated and qualify as cash flow hedges (See Note 8)	(7,656)	(3,064)	(1,529)
Less: reclassification of previously recorded loss included in net income (See Note 8)	3,033	1,218	4,704
Other comprehensive (loss)/income	(4,623)	(1,846)	3,175
Comprehensive income attributable to Piedmont	$ 88,581	$ 223,195	$ 123,554

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Cumulative Distributions in Excess of Earnings [Member]	Redeemable Common Stock [Member]	Other Comprehensive Loss [Member]	Non-controlling Interest [Member]
Balance, value at Dec. 31, 2009	$ 2,606,882	$ 1,589	$ 3,477,168	$ (798,561)	$ (75,164)	$ (3,866)	$ 5,716
Balance (in shares) at Dec. 31, 2009		158,917,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	184,404	138	184,266
Issuance of common stock (in shares)		13,800,000
Redemptions of common stock	(2,902)	(2)	(2,900)
Redemptions of common stock (in shares)		(200,000)
Change in redeemable common stock outstanding	75,164				75,164
Dividends, distributions to noncontrolling interest, and dividends reinvested	(216,988)		(33)	(216,940)			(15)
Shares issued under the 2007 Omnibus Incentive Plan, net of tax, value	2,809	2	2,807
Shares issued under the 2007 Omnibus Incentive Plan, net of tax, shares		141,000
Net income attributable to noncontrolling interest	531						531
Net income	120,379			120,379
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	3,175					3,175
Total stockholders’ equity	2,773,454	1,727	3,661,308	(895,122)	0	(691)	6,232
Balance, (in shares) at Dec. 31, 2010		172,658,000
Balance, value at Dec. 31, 2010	2,773,454	1,727	3,661,308	(895,122)		(691)	6,232
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends, distributions to noncontrolling interest, and dividends reinvested	(220,365)		(249)	(217,709)			(2,407)
Shares issued under the 2007 Omnibus Incentive Plan, net of tax, value	3,083	1	3,082
Shares issued under the 2007 Omnibus Incentive Plan, net of tax, shares		171,000
Stock repurchases as part of announced program	(3,244)	(2)		(3,242)
Stock repurchases as part of announced program (in shares)		(199,000)
Offering costs associated with issuance of common stock	(479)		(479)
Attribution of asset sales proceeds to noncontrolling interest	(2,684)						(2,684)
Net income attributable to noncontrolling interest	468						468
Net income	225,041			225,041
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(1,846)					(1,846)
Total stockholders’ equity	2,773,428	1,726	3,663,662	(891,032)	0	(2,537)	1,609
Balance, (in shares) at Dec. 31, 2011	172,629,748	172,630,000
Balance, value at Dec. 31, 2011	2,773,428	1,726	3,663,662	(891,032)	0	(2,537)	1,609
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends, distributions to noncontrolling interest, and dividends reinvested	(136,378)		(195)	(136,168)			(15)
Shares issued under the 2007 Omnibus Incentive Plan, net of tax, value	3,019	2	3,017
Shares issued under the 2007 Omnibus Incentive Plan, net of tax, shares	181,502	181,000
Stock repurchases as part of announced program	(88,737)	(52)		(88,685)
Stock repurchases as part of announced program (in shares)		(5,255,000)
Offering costs associated with issuance of common stock	567		567
Net income attributable to noncontrolling interest	15						15
Net income	93,204			93,204
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(4,623)					(4,623)
Total stockholders’ equity	$ 2,640,495	$ 1,676	$ 3,667,051	$ (1,022,681)	$ 0	$ (7,160)	$ 1,609
Balance, (in shares) at Dec. 31, 2012	167,556,001	167,556,000

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Dividends to common stockholders per share	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.315	$ 0.315	$ 0.315	$ 0.315	$ 0.8	$ 1.26	$ 1.26

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income	$ 93,219	$ 225,056	$ 120,394
Operating distributions received from unconsolidated joint ventures	2,338	2,932	4,463
Adjustments to reconcile net income to net cash provided by operating activities:
Income attributable to noncontrolling interest- discontinued operations	0	453	516
Depreciation	113,649	109,730	104,490
Amortization of deferred financing costs and fair market value adjustments on notes payable	2,648	4,777	2,608
Other amortization	48,840	57,969	43,358
Impairment loss on real estate assets	0	0	7,041
Gain on extinguishment of debt	0	(1,041)	0
Accretion of discount on notes receivable	0	(482)	(2,400)
Stock compensation expense	2,246	4,705	3,681
Reduction of long-lived assets due to casualty event	1,980	0	0
Equity in income of unconsolidated joint ventures	(923)	(1,609)	(2,633)
Gain on consolidation of variable interest entity	0	(1,532)	0
(Gain)/loss on sale of real estate assets	(27,577)	(122,657)	817
Changes in assets and liabilities:
Increase in tenant receivables, net	(21,720)	(13,295)	(5,564)
Decrease/(increase) in restricted cash and escrows	8,705	18,720	(11,818)
Increase in prepaid expenses and other assets	(2,870)	(760)	(1,958)
Increase in accounts payable and accrued expenses	8,486	3,511	12,058
(Decrease)/increase in deferred income	(5,769)	(16,134)	697
Net cash provided by operating activities	223,252	270,343	275,750
Cash Flows from Investing Activities:
Investment in real estate assets and real estate related intangibles, net of accruals	(108,487)	(215,609)	(114,147)
Cash assumed upon consolidation of variable interest entity	0	5,063	0
Net sale proceeds from wholly-owned properties and consolidated joint venture	93,839	291,785	51,637
Net sale proceeds received from unconsolidated joint ventures	0	3,036	189
Investments in unconsolidated joint ventures	(136)	(151)	(173)
Liquidation of noncontrolling interest upon sale of consolidated joint venture	0	(95)	0
Deferred lease costs paid	(51,019)	(50,297)	(17,700)
Net cash (used in)/provided by investing activities	(65,803)	33,732	(80,194)
Cash Flows from Financing Activities:
Deferred financing costs paid	(3,125)	(3,367)	(710)
Proceeds from line of credit and notes payable	409,000	829,000	25,000
Repayments of line of credit and notes payable	(465,000)	(822,875)	(139,000)
Net (costs of)/proceeds from issuance of common stock	(229)	(252)	185,774
Repurchases of common stock as part of announced program	(88,450)	(3,244)	0
Redemptions of common stock	0	0	(2,918)
Dividends paid to stockholders and distributions to noncontrolling interest	(136,378)	(220,365)	(216,988)
Net cash used in financing activities	(284,182)	(221,103)	(148,842)
Net (decrease)/increase in cash and cash equivalents	(126,733)	82,972	46,714
Cash and cash equivalents, beginning of period	139,690	56,718	10,004
Cash and cash equivalents, end of period	$ 12,957	$ 139,690	$ 56,718

Organization	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
Organization
Organization

Piedmont Office Realty Trust, Inc. (“Piedmont”) (NYSE: PDM) is a Maryland corporation that operates in a manner so as to qualify as a real estate investment trust (“REIT”) for federal income tax purposes and engages in the acquisition and ownership of commercial real estate properties throughout the United States, including properties that are under construction, are newly constructed, or have operating histories. Piedmont was incorporated in 1997 and commenced operations in 1998. Piedmont conducts business primarily through Piedmont Operating Partnership, L.P. (“Piedmont OP”), a Delaware limited partnership, as well as performing the management of its buildings through two wholly-owned subsidiaries, Piedmont Government Services, LLC and Piedmont Office Management, LLC. Piedmont is the sole general partner of Piedmont OP and possesses full legal control and authority over the operations of Piedmont OP. Piedmont OP owns properties directly, through wholly-owned subsidiaries, and through both consolidated and unconsolidated joint ventures. References to Piedmont herein shall include Piedmont and all of its subsidiaries, including Piedmont OP and its subsidiaries and joint ventures.

As of December 31, 2012, Piedmont owned interests in 74 office properties, plus five office buildings owned through unconsolidated joint ventures. Our 74 office properties are located in 17 metropolitan areas across the United States. These office properties comprise 20.5 million square feet of primarily Class A commercial office space, and were 87.5% leased as of December 31, 2012.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

Piedmont’s consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include the accounts of Piedmont, Piedmont’s wholly-owned subsidiaries, any variable interest entity of which Piedmont or any of its wholly-owned subsidiaries is considered the primary beneficiary, or any entity in which Piedmont or any of its wholly-owned subsidiaries owns a controlling interest. In determining whether Piedmont or Piedmont OP has a controlling interest, the following factors, among others, are considered: equity ownership, voting rights, protective rights of investors, and participatory rights of investors.

Piedmont owns interests in three real properties through its ownership in Piedmont Washington Properties, Inc. Piedmont has evaluated this entity based on the criteria outlined above and concluded that it is not a variable interest entity (“VIE”) and that Piedmont has a controlling interest in Piedmont Washington Properties, Inc. Accordingly, Piedmont’s consolidated financial statements include the accounts of Piedmont Washington Properties, Inc.

In addition, Piedmont owns interests in five properties through its ownership in three unconsolidated joint venture partnerships. Management has evaluated these joint ventures and determined that these entities are not VIEs. Although Piedmont is the majority equity participant in certain of these joint ventures, Piedmont does not have a controlling voting interest in any of them; however, Piedmont does exercise significant influence. As a result, the accounts of these joint ventures are not consolidated; but rather accounted for using the equity method of accounting in Piedmont’s consolidated financial statements.

Please refer to Note 7 for a summary of Piedmont’s interests in and consolidation treatment of its various VIEs as of December 31, 2012.

All inter-company balances and transactions have been eliminated upon consolidation.

Further, Piedmont has formed special purpose entities to acquire and hold real estate. Each special purpose entity is a separate legal entity and consequently the assets of the special purpose entities are not available to all creditors of Piedmont. The assets owned by these special purpose entities are being reported on a consolidated basis with Piedmont’s assets for financial reporting purposes only.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and notes. Actual results could differ from those estimates.

Real Estate Assets

Real estate assets are stated at cost, as adjusted for any impairment, less accumulated depreciation. Amounts capitalized to real estate assets consist of the cost of acquisition or construction, any tenant improvements or major improvements, and betterments that extend the useful life of the related asset. All repairs and maintenance are expensed as incurred. Additionally, Piedmont capitalizes interest while the development of a real estate asset is in progress; however, no such interest was capitalized during the three years ended December 31, 2012.

Piedmont’s real estate assets are depreciated or amortized using the straight-line method over the following useful lives:

Buildings	40 years
Building improvements	5-25 years
Land improvements	20-25 years
Tenant improvements	Shorter of economic life or lease term
Furniture, fixtures, and equipment	3-5 years
Intangible lease assets	Lease term

Piedmont continually monitors events and changes in circumstances that could indicate that the carrying amounts of the real estate and related intangible assets of both operating properties and properties under construction in which Piedmont has an ownership interest, either directly or through investments in joint ventures, may not be recoverable. When indicators of potential impairment are present for wholly-owned properties, management assesses whether the respective carrying values will be recovered from the undiscounted future operating cash flows expected from the use of the asset and its eventual disposition for assets held for use, or with the estimated fair values, less costs to sell, for assets held for sale. Piedmont generally considers assets to be held for sale at the point at which a sale contract is executed and earnest money has become non-refundable. In the event that the expected undiscounted future cash flows for assets held for use or the estimated fair value, less costs to sell, for assets held for sale do not exceed the respective asset carrying value, management adjusts such assets to the respective estimated fair values and recognizes an impairment loss. Estimated fair values are calculated based on the following information, depending upon availability, in order of preference: (i) recently quoted market prices, (ii) market prices for comparable properties, or (iii) the present value of undiscounted cash flows, including estimated sales value (which is based on key assumptions such as estimated market rents, lease-up periods, estimated lease terms, and capitalization and discount rates).

For properties owned as part of an investment in unconsolidated joint ventures, Piedmont assesses the fair value of its investment as compared to its carrying amount. If Piedmont determines that the carrying value is greater than the fair value at any measurement date, Piedmont must also determine if such a difference is temporary in nature. Value fluctuations which are “other than temporary” in nature are then recorded to adjust the carrying value to the fair value amount.

Allocation of Purchase Price of Acquired Assets

Upon the acquisition of real properties, Piedmont allocates the purchase price of properties to acquired tangible assets, consisting of land and building, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases and the value of in-place leases, based in each case on their estimated fair values.

The fair values of the tangible assets of an acquired property (which includes land and building) are determined by valuing the property as if it were vacant, and the “as-if-vacant” value is then allocated to land and building based on management’s determination of the relative fair value of these assets. Management determines the as-if-vacant fair value of a property using methods similar to those used by independent appraisers. Factors considered by management in performing these analyses include an estimate of carrying costs during the expected lease-up periods considering current market conditions and costs to execute similar leases, including leasing commissions and other related costs. In estimating carrying costs, management includes real estate taxes, insurance, and other operating expenses during the expected lease-up periods based on current market conditions.

The fair values of above-market and below-market in-place leases are recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management’s estimate of market rates for the corresponding in-place leases, measured over a period equal to the remaining terms of the leases, taking into consideration the probability of renewals for any below-market leases. The capitalized above-market and below-market lease values are recorded as intangible lease assets or liabilities and amortized as an adjustment to rental revenues over the remaining terms of the respective leases.

The fair values of in-place leases include direct costs associated with obtaining a new tenant, opportunity costs associated with lost rentals that are avoided by acquiring an in-place lease, and tenant relationships. Direct costs associated with obtaining a new tenant include commissions, tenant improvements, and other direct costs and are estimated based on management’s consideration of current market costs to execute a similar lease. These direct lease origination costs are included in deferred lease costs in the accompanying consolidated balance sheets and are amortized to expense over the remaining terms of the respective leases. The value of opportunity costs is calculated using the contractual amounts to be paid pursuant to the in-place leases over a market absorption period for a similar lease. These lease intangibles are included in intangible lease assets in the accompanying consolidated balance sheets and are amortized to expense over the remaining terms of the respective leases.

Gross intangible assets and liabilities as of December 31, 2012 and 2011, respectively, are as follows (in thousands):

	December 31, 2012	December 31, 2011
Intangible Lease Assets:
Above-Market In-Place Lease Assets	$21,468	$33,687
Absorption Period Costs	$101,217	$164,802
Intangible Lease Origination Costs (included in Deferred Lease Costs)	$116,995	$146,345
Intangible Lease Liabilities (Below-Market In-Place Leases)	$81,736	$113,018

For the years ended December 31, 2012, 2011, and 2010, respectively, Piedmont recognized amortization of intangible lease costs as follows (in thousands):

	2012	2011	2010
Amortization expense related to Intangible Lease Origination Costs and Absorption Period Costs	$36,151	$48,013	$34,660
Amortization of Above-Market and Below-Market In-Place Lease intangibles as a net increase to rental revenues	$5,678	$7,065	$5,788

Net intangible assets and liabilities as of December 31, 2012 will be amortized as follows (in thousands):

	Intangible Lease Assets			Liabilities
	Above-Market In-place Lease Assets	Absorption Period Costs	Intangible Lease Origination Costs	Below-Market In-place Lease Liabilities
For the year ending December 31:
2013	$1,772	$8,292	$9,606	$6,192
2014	1,581	6,897	8,180	5,280
2015	1,480	6,545	7,543	4,769
2016	1,418	6,152	7,124	4,718
2017	770	5,502	6,820	4,685
Thereafter	324	14,012	19,863	15,161
	$7,345	$47,400	$59,136	$40,805

Weighted-Average Amortization Period (in years)	5	8	8	8

Investments in Unconsolidated Joint Ventures

Although Piedmont is the majority equity participant in certain unconsolidated joint ventures, Piedmont does not have a controlling voting interest in any of the unconsolidated joint ventures. Piedmont does, however, exercise significant influence over those joint ventures. Accordingly, Piedmont’s investments in unconsolidated joint ventures are recorded using the equity method of accounting, whereby original investments are recorded at cost and subsequently adjusted for contributions, distributions, and net income/(loss) attributable to such joint ventures. Pursuant to the terms of the unconsolidated joint venture agreements, all income and distributions are allocated to the joint venture partners in accordance with their respective ownership interests. Distributions of net cash from operations are generally distributed to the joint venture partners on a quarterly basis, and are classified as cash inflows from operating activities, as they are presumed to be returns on Piedmont’s investment in the respective joint venture. Proceeds received as the result of a sale of an asset from an unconsolidated joint venture are considered a return of Piedmont’s investment in the joint venture and classified as cash inflows from investing activities.

Cash and Cash Equivalents

Piedmont considers all highly-liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents include cash and short-term investments. Short-term investments are stated at cost, which approximates fair value, and consist of investments in money market accounts.

Tenant Receivables, net

Tenant receivables are comprised of rental and reimbursement billings due from tenants and the cumulative amount of future adjustments necessary to present rental income on a straight-line basis. Tenant receivables are recorded at the original amount earned, less an allowance for any doubtful accounts, which approximates fair value. Management assesses the collectibility of tenant receivables on an ongoing basis and provides for allowances as such balances, or portions thereof, become uncollectible. Piedmont adjusted the allowance for doubtful accounts by recording (recoveries of)/provisions for bad debts of approximately $0, ($0.4) million, and $0.8 million for the years ended December 31, 2012, 2011, and 2010, respectively, which are included in general and administrative expenses in the accompanying consolidated statements of income.

Due from Unconsolidated Joint Ventures

Due from unconsolidated joint ventures represents operating distributions due to Piedmont from its investments in unconsolidated joint ventures which have been declared but not received as of period end.

Restricted Cash and Escrows

Restricted cash and escrows principally relate to the following types of items:

•	escrow accounts held by lenders to pay future real estate taxes, insurance, debt service, and tenant improvements;

•	net sales proceeds from property sales held by qualified intermediary for potential Section 1031 exchange;

•	earnest money paid in connection with future acquisitions; and

•	security and utility deposits paid by tenants per the terms of their respective leases.

Restricted cash and escrows are generally reclassified to other asset or liability accounts upon being used to purchase assets, satisfy obligations, or settle tenant obligations.

Prepaid Expenses and Other Assets

Prepaid expenses and other assets are primarily comprised of the following items:

•	prepaid property taxes, insurance and operating costs;

•	receivables which are unrelated to tenants, for example, insurance proceeds receivable from insurers related to casualty losses; and

•	equipment, furniture and fixtures, and tenant improvements for Piedmont’s corporate office space, net of accumulated depreciation.

Prepaid expenses and other assets will be expensed as utilized or reclassified to other asset or equity accounts upon being put into service in future periods. Balances without a future economic benefit are expensed as they are identified.

Goodwill

Goodwill is the excess of cost of an acquired entity over the amounts specifically assigned to assets acquired and liabilities assumed in purchase accounting for business combinations. Piedmont tests the carrying value of its goodwill for impairment on an annual basis, or on an interim basis if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Such interim circumstances may include, but are not limited to, significant adverse changes in legal factors or in the general business climate, adverse action or assessment by a regulator, unanticipated competition, the loss of key personnel, or persistent declines in an entity’s stock price below carrying value of the entity. In accordance with GAAP, Piedmont has the option, should it choose to do so, to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, Piedmont concludes that the estimated fair value is greater than the carrying amount, then performing a further two-step impairment test is unnecessary. However, if Piedmont chooses to forgo the availability of the qualitative analysis, the test prescribed by authoritative accounting guidance is a two-step test. The first step involves comparing the estimated fair value of the entity to its carrying value, including goodwill. Fair value is determined by adjusting the trading price of the stock for various factors including, but not limited to: (i) liquidity or transferability considerations, (ii) control premiums, and/or (iii) fully distributed premiums, if necessary, multiplied by the common shares outstanding. If such calculated fair value exceeds the carrying value, no further procedures or analysis is required. However, if the carrying value exceeds the calculated fair value, goodwill is potentially impaired and step two of the analysis would be required. Step two of the test involves calculating the implied fair value of goodwill by deducting the fair value of all tangible and intangible net assets of the entity from the entity’s fair value calculated in step one of the test. If the implied value of the goodwill (the remainder left after deducting the fair values of the entity from its calculated overall fair value in step one of the test) is less than the carrying value of goodwill, an impairment loss would be recognized.

Interest Rate Derivatives

Piedmont periodically enters into interest rate derivative agreements to hedge its exposure to changing interest rates. As required by GAAP, Piedmont records all derivatives on the balance sheet at fair value. Piedmont reassesses the effectiveness of its derivatives designated as cash flow hedges on a regular basis to determine if they continue to be highly effective and also to determine if the forecasted transactions remain highly probable. Currently, Piedmont does not use derivatives for trading or speculative purposes.

The changes in fair value of interest rate swap agreements designated as effective cash flow hedges are recorded in other comprehensive income (“OCI”), and subsequently reclassified to earnings when the hedged transactions occur. Changes in the fair values of derivatives designated as cash flow hedges that do not qualify for hedge accounting treatment, if any, would be recorded as gain/(loss) on interest rate swap in the consolidated statements of income. The fair value of the interest rate derivative agreement is recorded as interest rate derivative asset or as interest rate derivative liability in the accompanying consolidated balance sheets. Amounts received or paid under interest rate derivative agreements are recorded as interest expense in the consolidated income statements as incurred. All of Piedmont's interest rate derivative agreements as of December 31, 2012 are designated as cash flow hedges.

Deferred Financing Costs

Deferred financing costs are comprised of costs incurred in connection with securing financing from third-party lenders and are capitalized and amortized to interest expense on a straight-line basis (which approximates the effective interest rate method) over the terms of the related financing arrangements. Piedmont recognized amortization of deferred financing costs for the years ended December 31, 2012, 2011, and 2010 of approximately $2.6 million, $3.2 million, and $2.6 million, respectively, which is included in interest expense in the accompanying consolidated statements of income.

Deferred Lease Costs

Deferred lease costs are comprised of costs and incentives incurred to acquire operating leases, including intangible lease origination costs and direct payroll costs incurred related to negotiating and executing specific leases, and are capitalized and amortized on a straight-line basis over the terms of the related underlying leases. No such internal leasing costs were capitalized for the years ended December 31, 2012, 2011, or 2010. Amortization of deferred leasing costs is reflected in the accompanying consolidated statements of income as follows.

•
Piedmont amortized deferred lease costs of approximately $29.8 million, $30.0 million, and $26.8 million for the years ended December 31, 2012, 2011, and 2010, respectively, of which approximately $1.6 million, $1.3 million, and $0.7 million are related to the amortization of deferred common area maintenance costs which are recorded as property operating costs in the accompanying consolidated statements of income. The remaining amortization of deferred lease costs are recorded as amortization expense.

•
Piedmont recognized amortization of lease incentives classified as deferred lease costs of $2.5 million, $3.7 million, and $3.4 million, which was recorded as an adjustment to rental income for the years ended December 31, 2012, 2011, and 2010, respectively.

Upon receiving notification of a tenant’s intention to terminate a lease, unamortized deferred lease costs are adjusted to net realizable value through the consolidated statement of income.

Line of Credit and Notes Payable

Certain mortgage notes included in line of credit and notes payable in the accompanying consolidated balance sheets were assumed upon the acquisition of real properties. When debt is assumed, Piedmont adjusts the loan to fair value with a corresponding adjustment to building. The fair value adjustment is amortized to interest expense over the term of the loan using the effective interest method. Amortization of such fair value adjustments was approximately $0, $1.4 million, and $0 for the years ended December 31, 2012, 2011, and 2010, respectively.

Deferred income

Deferred income is primarily comprised of the following items:

•	prepaid rent from tenants; and

•	tenant reimbursements related to operating expense or property tax expenses which may be due to tenants as part of an annual operating expense reconciliation.

Deferred income related to prepaid rents from tenants will be recognized as income in the period it is earned. Amounts related to operating expense reconciliations or property tax expense are relieved when the tenant's reconciliation is completed in accordance with the underlying lease, and payment is issued to the tenant.

Shares-in-trust

To date, Piedmont has not issued any shares-in-trust; however, under Piedmont’s charter, it has authority to issue a total of 150,000,000 shares-in-trust, which would be issued only in the event that there is a purported transfer of, or other change in or affecting the ownership of, Piedmont’s capital stock that would result in a violation of the ownership limits that are included in Piedmont’s charter to protect its REIT status.

Preferred Stock

To date, Piedmont has not issued any shares of preferred stock; however, Piedmont is authorized to issue up to 100,000,000 shares of one or more classes or series of preferred stock. Piedmont’s board of directors may determine the relative rights, preferences, and privileges of any class or series of preferred stock that may be issued, and can be more beneficial than the rights, preferences, and privileges attributable to Piedmont’s common stock.

Common Stock

Under Piedmont’s charter, it has authority to issue a total of 750,000,000 shares of common stock with a par value of $0.01 per share. Each share of common stock is entitled to one vote and participates in distributions equally. The board of directors of Piedmont authorized the repurchase and retirement of up to $300 million of Piedmont's common stock through November 2013. Piedmont may repurchase the shares from time to time, in accordance with applicable securities laws, in the open market or in privately negotiated transactions. Repurchases will depend upon market conditions and other factors, and repurchases may be commenced or suspended from time to time in Piedmont's discretion, without prior notice. As of December 31, 2012, approximately $208.0 million is available for share repurchases through November 2013.

Dividends

As a REIT, Piedmont is required by the Internal Revenue Code of 1986, as amended (the “Code”), to make distributions to stockholders each taxable year equal to at least 90% of its taxable income, computed without regard to the dividends-paid deduction and by excluding net capital gains attributable to stockholders (“REIT taxable income”). Piedmont sponsors a dividend reinvestment plan ("DRP") pursuant to which common stockholders may elect (if their brokerage agreements allow) to reinvest an amount equal to the dividends declared on their common shares into additional shares of Piedmont’s common stock in lieu of receiving cash dividends. Under the DRP, Piedmont has the option to either issue shares purchased in the open market or issue shares directly from Piedmont's authorized but unissued shares, in both cases at a 2% discount for the stockholder. Such election takes place at the settlement of each quarterly dividend in which there are participants in the DRP, and may change from quarter to quarter based on management's judgment of the best use of proceeds for Piedmont.

Noncontrolling Interest

Noncontrolling interest represents the equity interests of consolidated entities that are not owned by Piedmont. Noncontrolling interest is adjusted for contributions, distributions, and earnings (loss) attributable to the noncontrolling interest partners of the consolidated joint ventures. All earnings and distributions are allocated to the partners of the consolidated joint ventures in accordance with their respective partnership agreements. Earnings allocated to such noncontrolling interest partners are recorded as income attributable to noncontrolling interest in the accompanying consolidated statements of income.

Revenue Recognition

All leases of real estate assets held by Piedmont are classified as operating leases, and the related base rental income is generally recognized on a straight-line basis over the terms of the respective leases. Tenant reimbursements are recognized as revenue in the period that the related operating cost is incurred. Rents and tenant reimbursements collected in advance are recorded as deferred income in the accompanying consolidated balance sheets. Other rental income, consisting primarily of lease termination fees, is recognized once Piedmont has satisfied all obligations under the related lease or lease termination agreement.

Gains on the sale of real estate assets are recognized upon completing the sale and, among other things, determining the sale price and transferring all of the risks and rewards of ownership without significant continuing involvement with the purchaser. Recognition of all or a portion of the gain would be deferred until both of these conditions are met. Losses are recognized through impairment charges when identified.

Stock-based Compensation

Piedmont has issued stock-based compensation in the form of restricted stock to its employees and directors. For employees, such compensation has been issued pursuant to Piedmont's Long-term Incentive Compensation ("LTIC") program. The LTIC program is comprised of an annual restricted stock grant component and a multi-year performance share component. Awards granted pursuant to the annual restricted stock component are considered equity awards and expensed straight-line over the vesting period, with issuances recorded as a reduction to additional paid in capital. Awards granted pursuant to the performance share component are considered liability awards and are expensed over the service period, with issuances recorded as a reduction to accrued expense. The compensation expense recognized related to both of these award types is recorded as property operating costs for those employees whose job is related to property operation and as general and administrative expense for all other employees and directors in the accompanying consolidated statements of income.

Legal Fees and Related Insurance Recoveries

Piedmont recognizes legal expenses in the period in which services are rendered as a component of general and administrative expense or as property operating costs for legal expenses attributable to operating properties. Insurance reimbursements related to ongoing legal matters are recorded as a reduction of legal expense in the period that the insurance company definitively notifies Piedmont of its intent to issue payment.

Litigation Settlement Expense and Related Insurance Recoveries
During the year ended December 31, 2012, Piedmont reached an agreement in principle to settle two separate securities class action lawsuits (See Note 10). As a result of the agreements to settle, Piedmont recorded a $7.5 million charge representing the total of both proposed settlements in its statements of income for the year ended December 31, 2012. Any future insurance recoveries related to these agreements, if applicable, will be recognized as income in the period that the insurance company definitively notifies Piedmont of its intent to issue payment.
Net Casualty Loss/(Gain)

From time to time, certain of our assets may be damaged or destroyed by natural disasters. Such damages may result in significant expenses related to the destruction of fixed assets or costs to clean, repair, and establish emergency operations at the building or buildings affected by the casualty event. In addition, Piedmont may recognize expenses as a result of issuing rent abatements to tenants for business interruptions caused by the tenants' inability to access the space that they lease from Piedmont. Losses related to the above items are estimated and recorded in the period incurred without regard to whether the loss may be ultimately recoverable under Piedmont's various insurance policies. Any insurance recoveries related to such losses, if applicable, are recorded as income in the period receipt is deemed probable. Insurance recoveries in excess of losses recognized or related to business interruption are recorded as income in the period that the insurance company definitively notifies Piedmont of its intent to issue payment. Casualty losses are presented net of insurance recovery income recorded during the period. During the year ended December 31, 2012, substantially all of the net casualty loss recorded related to losses incurred in Piedmont's New York/New Jersey portfolio as a result of Hurricane Sandy which occurred in October 2012.

Net Income Available to Common Stockholders Per Share

Net income per share-basic is calculated as net income available to common stockholders divided by the weighted average number of common shares outstanding during the period. Net income per share-diluted is calculated as net income available to common stockholders divided by the diluted weighted average number of common shares outstanding during the period, including the dilutive effect of nonvested restricted stock. The dilutive effect of nonvested restricted stock is calculated using the treasury stock method to determine the number of additional common shares that would become outstanding if the remaining unvested restricted stock awards vested. Outstanding stock options have been excluded from the diluted earnings per share calculation, as their impact would be anti-dilutive.

Income Taxes

Piedmont has elected to be taxed as a REIT under the Code, and has operated as such, beginning with its taxable year ended December 31, 1998. To qualify as a REIT, Piedmont must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of its annual REIT taxable income. As a REIT, Piedmont is generally not subject to federal income taxes. Accordingly, neither a provision nor a benefit for federal income taxes has been made in the accompanying consolidated financial statements. Piedmont is subject to certain state and local taxes related to the operations of properties in certain locations, which have been provided for in the financial statements. Additionally, Piedmont conducts certain operations through its taxable REIT subsidiary, Piedmont Office Holdings, Inc. These operations resulted in estimated tax payments of approximately $8.5 thousand for the year ended December 31, 2012, which is recorded in the accompanying financial statements as general and administrative costs.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period financial statement presentation. The reclassifications relate to the required presentation of income from discontinued operations for the properties sold during the years ended December 31, 2012, 2011, and 2010. Please refer to Note 14 for further details. All such reclassifications do not affect net income attributable to Piedmont as presented in previous years.

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-02, Comprehensive Income Topic Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). ASU 2013-02 requires an entity to disclose information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to disclose significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income if the amount reclassified to net income in its entirety in the same reporting period is required under GAAP. For amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. ASU 2013-02 is effective for Piedmont for the interim period beginning January 1, 2013. The adoption of ASU 2013-02 is not expected to have a material impact on Piedmont's financial statements or disclosures.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions
Acquisitions

During the year ended December 31, 2012, Piedmont's acquisition activity consisted of purchasing tracts of undeveloped land. On June 28, 2012, Piedmont purchased undeveloped land adjacent to the Medici building in Atlanta, Georgia for a purchase price of approximately $2.5 million. The undeveloped land consists of approximately 2.01 acres, is zoned for office and accessory use, and has a site plan approved for approximately 249,000 square feet.

On October 15, 2012, Piedmont purchased undeveloped land adjacent to the Glenridge Highlands II building in Atlanta, Georgia for a purchase price of approximately $1.7 million. The land consists of approximately 3.0 acres, is zoned for office use, and has a site plan approved for approximately 113,000 square feet.

Tenant Receivables	12 Months Ended
Dec. 31, 2012
Tenant Receivables [Abstract]
Tenant Receivables
Tenant Receivables

Tenant receivables as of December 31, 2012 and 2011, respectively, are as follows (in thousands):

	2012	2011
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and 2011, respectively	$25,039	$24,722
Cumulative rental revenue recognized on a straight-line basis in excess of cash received in accordance with lease terms	120,109	104,558
Tenant receivables	$145,148	$129,280

Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Unconsolidated Joint Ventures
Unconsolidated Joint Ventures

Investments in Unconsolidated Joint Ventures

As of December 31, 2012 and 2011, Piedmont owned interests in the following unconsolidated joint ventures (in thousands):

Name of Joint Venture	Properties Held by Joint Venture	Piedmont’s Approximate Ownership Percentage	Net Book Value
			2012	2011
Fund XIII and REIT Joint Venture	8560 Upland Drive Two Park Center	72%	$18,814	$19,180
Fund XII REIT and Joint Venture	4685 Investment Drive 5301 Maryland Way	55%	15,813	16,329
Fund XI, XII and REIT Joint Venture	20/20	57%	2,599	2,672
			$37,226	$38,181

Line of Credit and Notes Payable	12 Months Ended
Dec. 31, 2012
Line of Credit and Notes Payable [Abstract]
Line of Credit and Notes Payable
Line of Credit and Notes Payable

During the year ended December 31, 2012, Piedmont OP entered into a new $500 million unsecured line of credit facility (the “$500 Million Unsecured Line of Credit”) with a consortium of lenders to replace its expiring $500 Million Unsecured Facility. The term of the $500 Million Unsecured Line of Credit is four years with an extended maturity date of August 21, 2017 (assuming Piedmont extends the term for an additional year through two available six month extensions). Additionally, under certain terms of the agreement, Piedmont may increase the new facility by up to an additional $500 million (to an aggregate size of $1.0 billion); however, none of the existing lenders have any obligation to participate in such increase. Piedmont paid customary fees to the lenders in connection with the closing of the new $500 Million Unsecured Line of Credit. The $500 Million Unsecured Line of Credit has the option to bear interest at varying levels based on (i) the London Interbank Offered Rate (“LIBOR”) or Base Rate, defined as the greater of the prime rate, the federal funds rate plus 0.5%, or LIBOR for a one-month period plus one percent, (ii) the credit rating for Piedmont, and (iii) for LIBOR loans, an interest period selected by Piedmont of one, two, three, or six months, or to the extent available from all lenders in each case, one year or periods of less than one month. The stated interest rate spread over LIBOR can vary from 1.00% to 1.75% based upon the then current credit rating of Piedmont. As of December 31, 2012, the current stated LIBOR spread on the $500 Million Unsecured Line of Credit was 1.175%, and Piedmont had met all of the financial covenant requirements.

Other Financing Activity

During the year ended December 31, 2012, Piedmont fully repaid its $140 million mortgage which had been secured by the 500 W. Monroe building in Chicago, Illinois, and its $45 million loan which had been secured by the 4250 N. Fairfax building in Arlington, Virginia. Additionally, during the year ended December 31, 2012, Piedmont incurred net borrowings of approximately $129.0 million on its outstanding lines of credit.

The following table summarizes the terms of Piedmont’s indebtedness outstanding as of December 31, 2012 and 2011 (in thousands):

Facility	Collateral	Rate(1)		Maturity	Amount Outstanding as of December 31,
					2012	2011
Secured (Fixed)
$45.0 Million Fixed-Rate Loan	4250 N. Fairfax	5.20%		6/1/2012	$—	$45,000
$200.0 Million Mortgage Note	Aon Center	4.87%		5/1/2014	200,000	200,000
$25.0 Million Mortgage Note	Aon Center	5.70%		5/1/2014	25,000	25,000
$350.0 Million Secured Pooled Facility	Nine Property Collateralized Pool(2)	4.84%		6/7/2014	350,000	350,000
$105.0 Million Fixed-Rate Loan	US Bancorp Center	5.29%		5/11/2015	105,000	105,000
$125.0 Million Fixed-Rate Loan	Four Property Collateralized Pool(3)	5.50%		4/1/2016	125,000	125,000
$42.5 Million Fixed-Rate Loan	Las Colinas Corporate Center I & II	5.70%		10/11/2016	42,525	42,525
$140.0 Million WDC Mortgage Notes	1201 & 1225 Eye Street	5.76%		11/1/2017	140,000	140,000
$140.0 Million 500 W. Monroe Mortgage Loan	500 W. Monroe	LIBOR + 1.008%		8/9/2012	—	140,000
Subtotal/Weighted Average(4)		5.17%			987,525	1,172,525
Unsecured (Variable)
$300 Million Unsecured Term Loan		LIBOR + 1.45%	(5)	11/22/2016	300,000	300,000
$500 Million Unsecured Line of Credit		1.39%	(6)	8/19/2016	129,000	—
Subtotal/Weighted Average(4)		2.30%			429,000	300,000
Total/ Weighted Average(4)		4.30%			$1,416,525	$1,472,525

(1)	All of Piedmont’s outstanding debt as of December 31, 2012 and 2011 is interest-only debt.

(2)
Nine property collateralized pool includes:1200 Crown Colony Drive in Quincy, Massachusetts, Braker Pointe III in Austin, Texas, 2 Gatehall Drive in Parsippany, New Jersey, the One and Two Independence Square buildings in Washington, DC, 2120 West End Avenue in Nashville, Tennessee, 400 Bridgewater Crossing in Bridgewater, New Jersey, 200 Bridgewater Crossing in Bridgewater, New Jersey, and Fairway Center II in Brea, California.

(3)	Four property collateralized pool includes 1430 Enclave Parkway in Houston, Texas, Windy Point I and II in Schaumburg, Illinois, and 1055 East Colorado Boulevard in Pasadena, California.

(4)	Weighted average is based on contractual balance of outstanding debt and interest rates in the table as of December 31, 2012.

(5)
The $300 Million Unsecured Term Loan has a stated variable rate; however, Piedmont entered into interest rate swap agreements which effectively fix, exclusive of changes to Piedmont's credit rating, the rate on this facility to 2.69% through maturity.

(6)
Piedmont may select from multiple interest rate options with each draw, including the prime rate and various length LIBOR locks. All LIBOR selections are subject to an additional spread (1.175% as of December 31, 2012) over the selected rate based on Piedmont’s current credit rating. The outstanding balance as of December 31, 2012 consists of LIBOR draws at an average rate of 0.22% (subject to the additional spread mentioned above).

A summary of the aggregate maturities of Piedmont’s indebtedness as of December 31, 2012, is provided below (in thousands):

2013	$—
2014	575,000
2015	105,000
2016	596,525
2017	140,000
Thereafter	—
Total	$1,416,525

Piedmont’s weighted-average interest rate as of December 31, 2012 and 2011, for aforementioned borrowings was approximately 4.30% and 4.29%, respectively. Piedmont made interest payments on all indebtedness, including interest rate swap cash settlements, of approximately $62.6 million, $66.7 million, and $70.2 million during the years ended December 31, 2012, 2011, and 2010, respectively.

Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities [Abstract]
Variable Interest Entities
Variable Interest Entities

Variable interest holders who have the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and have the obligation to absorb the majority of losses of the entity or the right to receive significant benefits of the entity are considered to be the primary beneficiary and must consolidate the VIE.

A summary of Piedmont’s interests in and consolidation treatment of its VIEs as of December 31, 2012 is as follows, (net carrying amount in millions):

Entity	Piedmont’s % Ownership of Entity	Related Building	Consolidated/ Unconsolidated	Net Carrying Amount as of December 31, 2012	Net Carrying Amount as of December 31, 2011	Primary Beneficiary Considerations
1201 Eye Street NW Associates, LLC	49.5%	1201 Eye Street	Consolidated	$(5.7)	$(3.4)
In accordance with the partnership’s governing documents, Piedmont is entitled to 100% of the cash flow of the entity and has sole discretion in directing the management and leasing activities of the building.

1225 Eye Street NW Associates, LLC	49.5%	1225 Eye Street	Consolidated	$(0.1)	$0.6
In accordance with the partnership’s governing documents, Piedmont is entitled to 100% of the cash flow of the entity and has sole discretion in directing the management and leasing activities of the building.

Piedmont Multi-State Owner, LLC	100%	1200 Crown Colony Drive	Consolidated	$33.2	$28.0
In accordance with a tenant's lease, if Piedmont sells the property on or before March 2013, then the tenant would be entitled to an equity participation fee; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Piedmont 500 W. Monroe Fee, LLC	100%	500 W. Monroe	Consolidated	$194.0	$76.9
The Omnibus Agreement with the previous owner includes equity participation rights for the previous owner, if certain financial returns are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Suwanee Gateway One, LLC	100%	Suwanee Gateway One	Consolidated	$7.6	$7.7
The fee agreement includes equity participation rights for the incentive manager, if certain returns on investment are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Medici Atlanta, LLC	100%	The Medici	Consolidated	$13.7	$13.0
The fee agreement includes equity participation rights for the incentive manager, if certain returns on investment are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

400 TownPark, LLC	100%	400 TownPark	Consolidated	$23.5	$23.7
The fee agreement includes equity participation rights for the incentive manager, if certain returns on investment are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Each of the VIEs described above has the sole purpose of holding office buildings and their resulting operations, and are classified in the accompanying consolidated balance sheets in the same manner as Piedmont's wholly-owned properties.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments
Derivative Instruments

Risk Management Objective of Using Derivatives

In addition to operational risks which arise in the normal course of business, Piedmont is exposed to economic risks such as interest rate, liquidity, and credit risk. In certain situations, Piedmont has entered into derivative financial instruments such as interest rate swap agreements and other similar agreements to manage interest rate risk exposure arising from current or future variable rate debt transactions. Interest rate swap agreements involve the receipt of variable-rate amounts from a counterparty in exchange for Piedmont making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Piedmont’s objective in using interest rate derivatives is to add stability to interest expense and to manage its exposure to interest rate movements.

Cash Flow Hedges of Interest Rate Risk

During the year ended December 31, 2012, Piedmont used four interest rate swap agreements to hedge the variable cash flows associated with its $300 Million Unsecured Term Loan. Additionally, during the year ended December 31, 2012, Piedmont entered into a forward starting swap with a total notional value of $70.0 million to hedge the risk of changes in the interest payments associated with the potential issuance of long-term debt over a maximum period of 134 months.

A detail of Piedmont’s interest rate derivatives outstanding as of December 31, 2012 is as follows:

Interest Rate Derivatives:	Notional Amount (in millions)	Effective Date	Maturity Date
Interest rate swap	$125	11/22/2011	11/22/2016
Interest rate swap	$75	11/22/2011	11/22/2016
Interest rate swap	$50	11/22/2011	11/22/2016
Interest rate swap	$50	11/22/2011	11/22/2016
Interest rate swap	$70	3/3/2014	3/3/2024
Total	$370

All of Piedmont's interest rate swap agreements outstanding for the periods presented were designated as cash flow hedges of interest rate risk. As such, the effective portion of the changes in the fair value of these derivatives was recorded in other comprehensive income ("OCI") and subsequently reclassified into the accompanying consolidated statements of income for the years ended December 31, 2012, 2011, and 2010, respectively, as follows (in thousands):

Derivative in Cash Flow Hedging Relationships (Interest Rate Swaps and Caps)	2012	2011	2010
Amount of loss recognized in OCI on derivatives	$7,656	$3,064	$1,529
Amount of previously recorded loss reclassified from accumulated OCI into interest expense	$(3,033)	$(1,218)	$(4,704)

Piedmont estimates that an additional $3.1 million will be reclassified from accumulated other comprehensive loss as an increase to interest expense over the next twelve months. No gain or loss was recognized related to hedge ineffectiveness or to amounts excluded from effectiveness testing on Piedmont’s cash flow hedges during the years ended December 31, 2012, 2011, or 2010.

Additionally, see Note 9 for fair value disclosures of Piedmont's derivative instruments.

Credit-risk-related Contingent Features

Piedmont has agreements with its derivative counterparties that contain a provision whereby if Piedmont defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then Piedmont could also be declared in default on its derivative obligation. If Piedmont breached any of the contractual provisions of the derivative contracts, it would be required to settle its obligations under the agreements at their termination value of the fair values plus accrued interest, or approximately $7.4 million.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurement of Financial Instruments [Abstract]
Fair Value Measurements
Fair Value Measurements

Piedmont considers its cash, accounts receivable, restricted cash and escrows, accounts payable, interest rate swap agreements, and line of credit and notes payable to meet the definition of financial instruments. The following table sets forth the carrying and estimated fair value for each of Piedmont’s financial instruments as of December 31, 2012 and 2011, respectively (in thousands):

	2012			2011
Financial Instrument	Carrying Value	Estimated Fair Value	Level Within Fair Value Hierarchy	Carrying Value	Estimated Fair Value
Assets:
Cash and cash equivalents(1)	$12,957	$12,957	Level 1	$139,690	$139,690
Tenant and notes receivables, net(1)	$147,337	$147,337	Level 1	$129,523	$129,523
Restricted cash and escrows(1)	$334	$334	Level 1	$9,039	$9,039
Interest rate swap asset	$1,075	$1,075	Level 2	$—	$—
Liabilities:
Accounts payable and accrued expenses(1)	$23,113	$23,113	Level 1	$14,637	$14,637
Interest rate swap liability	$8,235	$8,235	Level 2	$2,537	$2,537
Line of credit and notes payable	$1,416,525	$1,470,002	Level 2	$1,472,525	$1,529,811

(1)	For the periods presented, the carrying value approximates estimated fair value due to its short-term maturity.

Piedmont's line of credit and notes payable were carried at book value as of December 31, 2012 and 2011; however, Piedmont's estimate of their fair value is disclosed in the table above. Piedmont uses widely accepted valuation techniques including discounted cash flow analysis based on the contractual terms of the debt facilities, including the period to maturity of each instrument, and uses observable market-based inputs for similar debt facilities which have transacted recently in the market. Therefore, the fair values determined are considered to be based on significant other observable inputs (Level 2). Scaling adjustments are made to these inputs to make them applicable to the remaining life of Piedmont's outstanding debt. Piedmont has not changed its valuation technique for estimating the fair value of its line of credit and notes payable.

Piedmont’s interest rate swap agreements discussed in Note 8 above are classified as both “Interest rate swap” assets and liabilities in the accompanying consolidated balance sheets and were carried at fair value as of December 31, 2012 and 2011. The valuation of these derivative instruments was determined using widely accepted valuation techniques including discounted cash flow analysis based on the contractual terms of the derivatives, including the period to maturity of each instrument, and uses observable market-based inputs, including interest rate curves and implied volatilities. Therefore, the fair values determined are considered to be based on significant other observable inputs (Level 2). In addition, Piedmont considered both its own and the respective counterparties’ risk of nonperformance in determining the fair value of its derivative financial instruments by estimating the current and potential future exposure under the derivative financial instruments that both Piedmont and the counterparties were at risk for as of the valuation date. The credit risk of Piedmont and its counterparties was factored into the calculation of the estimated fair value of the interest rate swaps; however, as of December 31, 2012 and 2011, this credit valuation adjustment did not comprise a material portion of the estimated fair value. Therefore, Piedmont believes that any unobservable inputs used to determine the fair values of its derivative financial instruments are not significant to the fair value measurements in their entirety, and does not consider any of its derivative financial instruments to be Level 3 liabilities.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Commitments Under Existing Lease Agreements

Certain lease agreements include provisions that, at the option of the tenant, may obligate Piedmont to provide funding for capital improvements. Under its existing lease agreements, Piedmont may be required to fund significant tenant improvements, leasing commissions, and building improvements. In addition, certain agreements contain provisions that require Piedmont to issue corporate or property guarantees to provide funding for capital improvements or other financial obligations. Further, Piedmont classifies such tenant and building improvements into two classes: (i) improvements which incrementally enhance the building's asset value by expanding its revenue generating capacity (“incremental capital expenditures”) and (ii) improvements which maintain the building's existing asset value and its revenue generating capacity (“non-incremental capital expenditures”). As of December 31, 2012, Piedmont anticipates funding potential non-incremental capital expenditures for tenant improvements of approximately $111.9 million related to its existing lease portfolio over the respective lease terms, the majority of which Piedmont estimates may be required to be funded over the next several years. For most of Piedmont’s leases, the timing of the actual funding of these tenant improvements is largely dependent upon tenant requests for reimbursement. In some cases, these obligations may expire with the leases without further recourse to Piedmont.

Additionally, as of December 31, 2012, commitments for incremental capital expenditures associated with new leases, primarily at value-add properties, totals approximately $63.8 million.

Contingencies Related to Tenant Audits/Disputes

Certain lease agreements include provisions that grant tenants the right to engage independent auditors to audit their annual operating expense reconciliations. Such audits may result in the re-interpretation of language in the lease agreements which could result in the refund of previously recognized tenant reimbursement revenues, resulting in financial loss to Piedmont. Piedmont recorded additional expense related to such tenant audits/disputes of approximately $0.2 million, $0.7 million and $0.4 million during the years ended December 31, 2012, 2011, and 2010, respectively.

Letters of Credit

As of December 31, 2012, Piedmont was subject to the following letters of credit, which reduce the total outstanding capacity under its $500 Million Unsecured Line of Credit:

Amount	Expiration of Letter of Credit (1)
$10,000,000	July 2013
$9,033,164	July 2013
$382,556	July 2013

(1)	These letter of credit agreements contain an “evergreen” clause, which automatically renews for consecutive, one-year periods each anniversary, subject to certain limitations.

Operating Lease Obligations

Three properties (the River Corporate Center building in Tempe, Arizona; the 8700 South Price Road building in Tempe, Arizona; and the 2001 NW 64th Street building in Ft. Lauderdale, Florida) are subject to ground leases with expiration dates ranging between 2048 and 2101. The aggregate remaining payments required under the terms of these operating leases as of December 31, 2012 are presented below (in thousands):

2013	$750
2014	750
2015	750
2016	750
2017	750
Thereafter	74,119
Total	$77,869

Ground rent expense was approximately $0.8 million, $0.6 million, and $0.6 million for the years ended December 31, 2012, 2011, and 2010, respectively, and is included in property operating costs in the accompanying consolidated statements of income. The net book value of the real estate assets of the related office buildings subject to operating ground leases is approximately $31.8 million and $26.0 million as of December 31, 2012 and 2011, respectively.

Agreements in Principle to Resolve Legal Actions
Piedmont and certain of its current and former officers and directors were party to two separate securities class action lawsuits which challenged various disclosures made in connection with Piedmont's April 2007 internalization transaction in one case and a response to a May 2007 tender offer for Piedmont's shares and an October 2007 proxy statement seeking approval of amendments to Piedmont's charter in the other case. (Please refer to Part I. Item 3 “Legal Proceedings” for a complete description of the chronology of the two lawsuits). During the year ended December 31, 2012, after receiving favorable rulings including the dismissal of all claims in both cases, Piedmont reached agreement in principle to settle both lawsuits, thus avoiding additional legal expense associated with any further appeals by the plaintiffs. As a result, during the year ended December 31, 2012, Piedmont recorded a $7.5 million litigation settlement charge in the accompanying financial statements (Please see Note 2 - Litigation Settlement Expense). The settlements are subject to court approval following notice to the classes. As such, the possibility of further financial loss does exist; however, management has concluded that such risk of loss is remote.
Other Legal Matters

Piedmont is from time to time a party to legal proceedings, which arise in the ordinary course of its business. None of these ordinary course legal proceedings are reasonably likely to have a material adverse effect on results of operations or financial condition.

Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation
Stock Based Compensation

Deferred Stock Awards

Piedmont has granted deferred stock awards in the form of restricted stock to its employees. The awards are determined by the Compensation Committee of the board of directors of Piedmont on an annual basis and typically vest over a three-year period beginning on the grant date. In addition, Piedmont has adopted a multi-year performance share program for certain of its employees. Restricted shares are earned based on the relative performance of Piedmont's total stockholder return as compared with a predetermined peer group's total stockholder return over a three-year period. Any shares awarded vest immediately upon issuance.

A rollforward of Piedmont's deferred stock award activity for the year ended December 31, 2012 is as follows:

	Unvested Deferred Stock Awards as of January 1, 2012	Deferred Stock Awards Granted During Fiscal Year 2012	Adjustment to Estimated Future Grants of Performance Share Awards During the 2012	Deferred Stock Awards Vested During Fiscal Year 2012	Deferred Stock Awards Forfeited During Fiscal Year 2012	Unvested Deferred Stock Awards as of December 31, 2012
Shares	511,203	229,135	(159,474)	(255,258)	(6,713)	318,893
Weighted-Average Grant Date Fair Value	$21.67	$17.53	$23.64	$20.89	$18.52	$18.41

The following table provides additional information regarding stock award activity during the years ended December 31, 2012, 2011, and 2010 (in thousands except for per share data):

	2012	2011	2010
Weighted-Average Grant Date Fair Value for Shares Granted During the Year	$17.53	$19.03	$22.54
Total Grant Date Fair Value of Shares Vested During the Year	$5,331	$5,405	$4,789
Share-based Liabilities Paid(1)	$798	$851	$—

(1)	Amounts reflect the issuance of performance share awards during the period.

A detail of Piedmont’s outstanding employee deferred stock awards as of December 31, 2012 is as follows:

Date of grant	Type of Award	Net Shares Granted (1)		Grant Date Fair Value	Vesting Schedule	Unvested Shares as of December 31, 2012
May 11, 2010	2010-2012 Performance Share Program	56,875	(2)	$28.44	Shares vest immediately upon determination of award in 2013.	5,266	(3)
May 24, 2010	Annual Deferred Stock Award	161,148		$18.71	Of the shares granted, 25% vested on the date of grant, and 25% vested or will vest on May 24, 2011, 2012, and 2013, respectively.	52,964
May 24, 2010	One-Time, Special Deferred Stock Award in Recognition of Piedmont's Initial Public Offering	40,085		$18.71	Of the shares granted, 33.33% vested or will vest on May 24, 2011, 2012, and 2013, respectively.	17,457
April 5, 2011	Annual Deferred Stock Award	128,986		$19.40	Of the shares granted, 25% vested on the date of grant, and 25% will vest on April 5, 2012, 2013, and 2014, respectively.	74,496
April 5, 2011	2011-2013 Performance Share Program	—		$18.27	Shares vest immediately upon award in 2014.	—	(3)
April 4, 2012	Annual Deferred Stock Award	209,876		$17.49	Of the shares granted, 25% vested on the date of grant, and 25% will vest on April 4, 2013, 2014, and 2015, respectively.	168,710
April 4, 2012	2012-2014 Performance Share Program	—		$17.42	Shares vest immediately upon determination of award in 2015.	—	(3)
Total						318,893

(1)	Amounts reflect the total grant, net of shares surrendered upon vesting to satisfy required minimum tax withholding obligations through December 31, 2012.

(2)	Represents shares granted pursuant to the first and second interim performance periods ended December 31, 2010 and 2011, respectively.

(3)
Estimated based on Piedmont's cumulative total stockholder return relative to a predetermined peer group's cumulative total stockholder return for the respective performance period as of December 31, 2012. Such estimates are subject to change in future periods based on both Piedmont's and its peers' stock performance and dividends paid.

During the years ended December 31, 2012, 2011, and 2010, Piedmont recognized approximately $3.9 million, $6.5 million and $5.1 million of compensation expense and directors' fees related to stock awards, respectively, of which $2.5 million, $5.3 million and $3.7 million, respectively, related to the non-vested shares. During the year ended December 31, 2012, 181,502 shares were issued to employees, directors and officers. As of December 31, 2012, approximately $2.3 million of unrecognized compensation cost related to non-vested, share-based compensation remained, which Piedmont will record in its statements of income over a weighted-average vesting period of approximately one year.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

There are no adjustments to “Net income attributable to Piedmont” or “Income from continuing operations” for the diluted earnings per share computations.

Net income per share-basic is calculated as net income available to common stockholders divided by the weighted average number of common shares outstanding during the period. Net income per share-diluted is calculated as net income available to common stockholders divided by the diluted weighted average number of common shares outstanding during the period, including the dilutive effect of nonvested restricted stock. The dilutive effect of nonvested restricted stock is calculated using the treasury stock method to determine the number of additional common shares that would become outstanding if the remaining unvested restricted stock awards vested. Outstanding stock options have been excluded from the diluted earnings per share calculation, as their impact would be anti-dilutive. The following table reconciles the denominator for the basic and diluted earnings per share computations shown on the consolidated statements of operations for the years ended December 2012, 2011, and 2010 (in thousands):

	2012	2011	2010
Weighted-average common shares—basic	170,312	172,765	170,753
Plus incremental weighted-average shares resulting from the assumed conversion of time-vested restricted stock awards	129	216	214
Weighted-average common shares—diluted	170,441	172,981	170,967

Operating Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Operating Leases
Operating Leases

Piedmont’s real estate assets are leased to tenants under operating leases for which the terms vary, including certain provisions to extend the lease term, options for early terminations subject to specified penalties, and other terms and conditions as negotiated. Piedmont retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. Amounts required as security deposits vary depending upon the terms of the respective leases and the creditworthiness of the tenant, however, generally they are not significant. Exposure to credit risk is limited to the extent that the receivables exceed this amount. Security deposits related to tenant leases are included in accounts payable and accrued expenses in the accompanying consolidated balance sheets.

Piedmont’s wholly-owned and consolidated joint venture properties are located in 17 metropolitan areas. Based on annualized lease revenue as of December 31, 2012, approximately 23.1%, 22.0%, and 14.6% of these real estate assets are located in metropolitan Chicago, metropolitan Washington, D.C., and metropolitan New York, respectively. Furthermore, approximately 13.3% of Piedmont's annualized lease revenue is generated from federal governmental agencies.

The future minimum rental income from Piedmont’s investment in real estate assets under non-cancelable operating leases, excluding unconsolidated joint ventures, as of December 31, 2012, is presented below (in thousands):

Years ending December 31:
2013	$377,746
2014	349,565
2015	346,084
2016	310,798
2017	290,158
Thereafter	1,384,133
Total	$3,058,484

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

As mentioned in the notes accompanying this Current Report on Form 8-K, Piedmont has presented separately as discontinued operations in all periods the results of operations for all consolidated assets disposed of subsequent to December 31, 2012, as described below (in thousands):

Building Sold		Location	Date of Sale		Gain/(Loss) on Sale	Net Sales Proceeds
111 Sylvan Avenue	(1)	Englewood Cliffs, New Jersey	December 8, 2010		$(817)	$51,637
Eastpointe Corporate Center		Issaquah, Washington	July 1, 2011		$12,152	$31,704
5000 Corporate Court		Holtsville, New York	August 31, 2011		$14,367	$36,100
35 West Wacker Drive	(2)	Chicago, Illinois	December 15, 2011		$96,138	$223,981
Portland Portfolio	(3)	Beaverton, Oregon	March 19, 2012		$17,823	$43,832
26200 Enterprise Way		Lake Forest, California	May 31, 2012		$10,013	$24,412
110 & 112 Hidden Lake Circle Buildings		Duncan, South Carolina	September 21, 2012		$(259)	$25,595
1111 Durham Avenue	(4)	South Plainfield, New Jersey	March 28, 2013	(4)	$—	$3,403
1200 Enclave Parkway	(5)	Houston, Texas	May 1, 2013	(5)	N/A	N/A

(1)
Piedmont reclassified the operational results of the property, including a $9.6 million impairment charge that resulted from adjusting the assets to fair value, as discontinued operations in the accompanying 2010 statement of operations. The fair value measurement used in the evaluation of this non-financial asset was considered to be a Level 1 valuation within the fair value hierarchy as defined by GAAP, as there were direct observations and transactions involving the asset (i.e. the asset was sold to a third-party purchaser).

(2)	Piedmont sold its approximate 96.5% ownership in the property. Transaction data above is presented at Piedmont's ownership percentage.

(3)
The Portland Portfolio consisted of four office properties known as the Deschutes building, the Rhein building, the Rogue building, and the Willamette building, as well as 18.19 acres of adjoining, undeveloped land.

(4)
On March 28, 2013, Piedmont sold the 1111 Durham Avenue building. As such, in accordance with GAAP, Piedmont reclassified the building from real estate assets held-for-use to real estate assets held-for-sale, and the operational results of the property as income from discontinued operations for prior periods to conform with current period presentation.

(5)
On May 1, 2013, Piedmont sold the 1200 Enclave Parkway building. As such, in accordance with GAAP, Piedmont reclassified the building from real estate assets held-for-use to real estate assets held-for-sale, and the operational results of the property as income from discontinued operations for prior periods to conform with current period presentation.

Assets Held-for-Sale

The details comprising assets held for sale, consisting solely of the 1111 Durham Avenue building and the 1200 Enclave Parkway building, are presented below (in thousands):

	December 31, 2012	December 31, 2011
Real estate assets held for sale, net:
Land	$7,188	$7,188
Building and improvements, less accumulated depreciation of $9,327 and $7,774 as of December 31, 2012 and 2011, respectively	26,782	21,931
Intangible lease assets, less accumulated amortization of $0 and $85 as of December 31, 2012 and 2011, respectively	—	94
Construction in progress	—	102
Total real estate assets held for sale, net	$33,970	$29,315

Other assets held for sale:
Straight-line rent	$2,189	$243
Deferred lease costs, less accumulated amortization of $207 and $1,788 as of December 31, 2012 and 2011, respectively	3,038	1,680
Total other assets held for sale, net	$5,227	$1,923

Income from Discontinued Operations

The details comprising income from discontinued operations are presented below (in thousands):

	Years Ended December 31,
	2012	2011	2010
Revenues:
Rental income	$9,125	$40,912	$50,000
Tenant reimbursements	1,134	20,168	21,852
Lease termination income	—	304	2,760
	10,259	61,384	74,612
Expenses:
Property operating costs	4,455	25,431	26,059
Depreciation	2,401	8,154	10,100
Amortization of deferred leasing costs	653	5,957	7,617
General and administrative expenses	45	(169)	508
	7,554	39,373	44,284
Other income (expense):
Interest expense	—	(5,932)	(6,274)
Interest and other income	—	(91)	2
Net income attributable to noncontrolling interest	—	(453)	(516)
	—	(6,476)	(6,788)
Operating income, excluding impairment loss and gain/(loss) on sale of real estate assets	2,705	15,535	23,540
Impairment loss	—	—	(9,587)
Gain/(loss) on sale of real estate assets	27,577	122,657	(817)
Income from discontinued operations	$30,282	$138,192	$13,136

Supplemental Disclosures of Noncash Activities	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures of Noncash Activities
Supplemental Disclosures of Noncash Activities

Significant noncash investing and financing activities for the years ended December 31, 2012, 2011, and 2010 (in thousands) are outlined below:

	2012	2011	2010
Accrued capital expenditures and deferred lease costs	$12,598	$8,218	$8,047
Change in accrued offering costs related to issuance of common stock	$(567)	$227	$1,370
Net assets assumed upon consolidation of variable interest entity, net of notes receivable previously recorded	$—	$188,283	$—
Liabilities assumed upon consolidation of variable interest entity	$—	$191,814	$—
Redeemable common stock	$—	$—	$75,164

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Piedmont’s income tax basis net income for the years ended December 31, 2012, 2011, and 2010, is calculated as follows (in thousands):

	2012	2011	2010
GAAP basis financial statement net income	$93,204	$225,041	$120,379
Increase (decrease) in net income resulting from:
Depreciation and amortization expense for financial reporting purposes in excess of amounts for income tax purposes	35,125	47,346	29,892
Rental income accrued for income tax purposes less than amounts for financial reporting purposes	(10,422)	(9,380)	(528)
Net amortization of above/below-market lease intangibles for financial reporting purposes in excess of amounts for income tax purposes	(5,324)	(6,605)	(5,573)
Gain on disposal of property for financial reporting purposes in excess of amounts for income tax purposes	(7,967)	(66,410)	(9,254)
Taxable income of Piedmont Washington Properties, Inc., in excess of amount for financial reporting purposes	2,662	4,515	5,096
Other expenses for financial reporting purposes in excess of amounts for income tax purposes	14,361	(2,072)	9,570
Income tax basis net income, prior to dividends paid deduction	$121,639	$192,435	$149,582

For income tax purposes, dividends to common stockholders are characterized as ordinary income, capital gains, or as a return of a stockholder’s invested capital. The composition of Piedmont’s distributions per common share is presented below:

	2012	2011	2010
Ordinary income	73%	61%	69%
Capital gains	16%	27%	—
Return of capital	11%	12%	31%
	100%	100%	100%

At December 31, 2012, the tax basis carrying value of Piedmont’s total assets was approximately $4.1 billion.

Accrued interest and penalties related to uncertain tax positions are included in accounts payable, accrued expenses, and accrued capital expenditures in the accompanying consolidated balance sheets and represented approximately $6.7 million as of December 31, 2012 and 2011. Piedmont recorded no additional expense during the years ended December 31, 2012, 2011, and 2010, respectively, related to such positions. The tax years 2009 to 2012 remain open to examination by various federal and state taxing authorities.

Quarterly Results (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (unaudited)
Quarterly Results (unaudited)

A summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011, is presented below (in thousands, except per-share data). The amounts presented may have been restated from previous period presentations due to reclassifications related to discontinued operations (see Note 14 for further detail).

	2012
	First	Second	Third		Fourth
Revenues	$131,086	$131,652	$133,279		$133,512
Real estate operating income	$34,672	$35,694	$33,967		$34,541
Income from continuing operations	$18,401	$20,282	$10,926	(1)	$13,328	(2)
Income from discontinued operations	$18,829	$10,430	$(91)		$1,114
Net income attributable to Piedmont	$37,227	$30,708	$10,831		$14,438
Basic earnings per share	$0.22	$0.18	$0.06		$0.09
Diluted earnings per share	$0.22	$0.18	$0.06		$0.09
Dividends per share	$0.2000	$0.2000	$0.2000		$0.2000

(1)	Includes $7.5 million of litigation settlement expense related to agreements in principle to settle Piedmont's two outstanding class action lawsuits.

(2)	Includes $5.2 million in net casualty loss due to damage and related expenses incurred as a result of Hurricane Sandy.

	2011
	First	Second	Third	Fourth
Revenues	$129,407	$134,106	$131,464	$134,686
Real estate operating income	$39,921	$35,979	$36,961	$32,764
Income from continuing operations	$29,924	$17,946	$21,140	$17,854
Income from discontinued operations	$4,047	$3,085	$29,890	$101,170
Net income attributable to Piedmont	$33,967	$21,028	$51,026	$119,020
Basic earnings per share	$0.20	$0.12	$0.30	$0.68
Diluted earnings per share	$0.20	$0.12	$0.29	$0.69
Dividends per share	$0.3150	$0.3150	$0.3150	$0.3150

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent events

Declaration of Dividend for the First Quarter 2013

On February 27, 2013, the board of directors of Piedmont declared dividends for the first quarter 2013 in the amount of $0.20 (20.00 cents) per share on its common stock to stockholders of record as of the close of business on March 8, 2013. Such dividends are to be paid on March 22, 2013.

Contract to Purchase Asset in Washington, D.C.

On February 13, 2013, Piedmont entered into a binding contract to purchase an office property located in Washington, D.C. for approximately $175.6 million, with an anticipated close date in March 2013.

Guarantor and Non-Guarantor Financial Information	12 Months Ended
Dec. 31, 2012
Guarantor and Non-Guarantor Financial Information [Abstract]
Guarantor and Non-Guarantor Financial Information
Guarantor and Non-Guarantor Financial Information

Piedmont anticipates filing one or more registration statements relative to debt securities of Piedmont OP, guaranteed by Piedmont. When one or more registration statements becomes effective, Piedmont will become subject to the requirements of Rule 3-10 of Regulation S-X regarding financial statements of guarantors and issuers of guaranteed registered securities. Therefore, Piedmont is providing the following condensed consolidating financial information for Piedmont Operating Partnership, LP (the "Issuer"), Piedmont Office Realty Trust, Inc. (the "Guarantor"), and the other directly and indirectly owned subsidiaries of the Guarantor (the "Non-Guarantor Subsidiaries"). The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, including transactions with the Non-Guarantor Subsidiaries.

Condensed Consolidated Balance Sheets
As of December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Real estate assets, at cost:
Land	$90,239	$—	$532,109	$—	$622,348
Buildings and improvements, less accumulated depreciation	522,054	—	2,359,242	—	2,881,296
Intangible lease assets, less accumulated amortization	3,266	—	51,479	—	54,745
Construction in progress	1,056	—	19,317	—	20,373
Real estate assets held for sale, net	10,223	—	23,747	—	33,970
Total real estate assets	626,838	—	2,985,894	—	3,612,732
Investments in and amounts due from unconsolidated joint ventures	37,689	—	—	—	37,689
Cash and cash equivalents	62,371	239	—	(49,653)	12,957
Tenant receivables, net	34,286	—	110,862	—	145,148
Advances to affiliates	554,329	1,300,157	(931,733)	(922,753)	—
Notes receivable	160,000	2,500	23,890	(186,390)	—
Prepaid expenses, restricted cash, escrows, and other assets	4,219	15	10,070	(948)	13,356
Goodwill	180,097	—	—	—	180,097
Interest rate swap	1,075	—	—	—	1,075
Deferred financing costs, net	4,292	—	2,162	—	6,454
Deferred lease costs, net	31,357	—	208,783	—	240,140
Other assets held for sale, net	—	—	5,227	—	5,227
Total assets	$1,696,553	$1,302,911	$2,415,155	$(1,159,744)	$4,254,875
Liabilities:
Line of credit and notes payable	$452,890	$—	$1,150,025	$(186,390)	$1,416,525
Accounts payable, accrued expenses, and accrued capital expenditures	20,444	644	156,776	(50,601)	127,263
Advances from affiliates	274,158	568,093	147,783	(990,034)	—
Deferred income	5,991	—	15,561	—	21,552
Intangible lease liabilities, net	24	—	40,781	—	40,805
Interest rate swaps	8,235	—	—	—	8,235
Total liabilities	761,742	568,737	1,510,926	(1,227,025)	1,614,380
Stockholders’ Equity:
Common stock	—	1,676	—	—	1,676
Additional paid-in capital	—	3,667,051	—	—	3,667,051
Cumulative distributions in excess of earnings	941,971	(2,934,553)	902,620	67,281	(1,022,681)
Other comprehensive loss	(7,160)	—	—	—	(7,160)
Piedmont stockholders’ equity	934,811	734,174	902,620	67,281	2,638,886
Noncontrolling interest	—	—	1,609	—	1,609
Total stockholders’ equity	934,811	734,174	904,229	67,281	2,640,495
Total liabilities and stockholders’ equity	$1,696,553	$1,302,911	$2,415,155	$(1,159,744)	$4,254,875

Condensed Consolidated Balance Sheets
As of December 31, 2011
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Real estate assets, at cost:
Land	$105,124	$—	$527,884	$—	$633,008
Buildings and improvements, less accumulated depreciation	570,587	—	2,374,736	—	2,945,323
Intangible lease assets, less accumulated amortization	4,428	—	74,727	—	79,155
Construction in progress	5,862	—	11,388	—	17,250
Real estate assets held for sale, net	11,139	—	18,176	—	29,315
Total real estate assets	697,140	—	3,006,911	—	3,704,051
Investments in and amounts due from unconsolidated joint ventures	38,969	—	—	—	38,969
Cash and cash equivalents	166,920	139	—	(27,369)	139,690
Tenant receivables, net	31,311	—	97,969	—	129,280
Advances to affiliates	150,365	1,315,942	(813,861)	(652,446)	—
Notes receivable	160,000	—	23,890	(183,890)	—
Prepaid expenses, restricted cash, escrows, and other assets	4,346	172	15,365	(933)	18,950
Goodwill	180,097	—	—	—	180,097
Deferred financing costs, net	2,422	—	3,555	—	5,977
Deferred lease costs, net	37,824	—	191,073	—	228,897
Other assets held for sale, net	685	—	1,238	—	1,923
Total assets	$1,470,079	$1,316,253	$2,526,140	$(864,638)	$4,447,834
Liabilities:
Line of credit and notes payable	$323,890	$—	$1,332,525	$(183,890)	$1,472,525
Accounts payable, accrued expenses, and accrued capital expenditures	20,737	1,038	129,515	(28,304)	122,986
Advances from affiliates	233,209	359,249	104,551	(697,009)	—
Deferred income	6,862	—	20,459	—	27,321
Intangible lease liabilities, net	48	—	48,989	—	49,037
Interest rate swaps	2,537	—	—	—	2,537
Total liabilities	587,283	360,287	1,636,039	(909,203)	1,674,406
Stockholders’ Equity:
Common stock	—	1,726	—	—	1,726
Additional paid-in capital	—	3,663,662	—	—	3,663,662
Cumulative distributions in excess of earnings	885,333	(2,709,422)	888,492	44,565	(891,032)
Other comprehensive loss	(2,537)	—	—	—	(2,537)
Piedmont stockholders’ equity	882,796	955,966	888,492	44,565	2,771,819
Noncontrolling interest	—	—	1,609	—	1,609
Total stockholders’ equity	882,796	955,966	890,101	44,565	2,773,428
Total liabilities and stockholders’ equity	$1,470,079	$1,316,253	$2,526,140	$(864,638)	$4,447,834

Condensed Consolidated Statements of Income
For the year ended December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$75,523	$—	$347,146	$(3,606)	$419,063
Tenant reimbursements	17,495	—	89,701	(47)	107,149
Property management fee revenue	13,982	—	344	(12,008)	2,318
Other rental income	639	—	360	—	999
	107,639	—	437,551	(15,661)	529,529
Expenses:
Property operating costs	37,246	—	187,267	(15,472)	209,041
Depreciation	24,345	—	86,903	—	111,248
Amortization	5,562	—	44,038	—	49,600
General and administrative	19,804	294	23,574	(22,906)	20,766
	86,957	294	341,782	(38,378)	390,655
Real estate operating income	20,682	(294)	95,769	22,717	138,874
Other income (expense):
Interest expense	(12,530)	—	(63,807)	11,314	(65,023)
Interest and other income	12,226	15	(94)	(11,314)	833
Litigation settlement expense	(7,500)	—	—	—	(7,500)
Net casualty loss	(5,195)	—	25	—	(5,170)
Equity in income of unconsolidated joint ventures	923	—	—	—	923
	(12,076)	15	(63,876)	—	(75,937)
Income from continuing operations	8,606	(279)	31,893	22,717	62,937
Discontinued operations:
Operating income, excluding impairment loss	2,423	—	282	—	2,705
Gain/(loss) on sale of real estate assets	27,577	—	—	—	27,577
Income from discontinued operations	30,000	—	282	—	30,282
Net income	38,606	(279)	32,175	22,717	93,219
Less: Net income attributable to noncontrolling interest	—	—	(15)	—	(15)
Net income attributable to Piedmont	$38,606	$(279)	$32,160	$22,717	$93,204

Condensed Consolidated Statements of Income
For the year ended December 31, 2011
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$70,943	$—	$339,082	$(957)	$409,068
Tenant reimbursements	19,003	—	95,313	(39)	114,277
Property management fee revenue	14,235	—	274	(12,925)	1,584
Other rental income	817	—	3,917	—	4,734
	104,998	—	438,586	(13,921)	529,663
Expenses:
Property operating costs	41,123	—	175,202	(12,981)	203,344
Depreciation	22,038	—	79,538	—	101,576
Amortization	4,898	—	49,147	—	54,045
General and administrative	25,030	(50)	24,570	(24,477)	25,073
	93,089	(50)	328,457	(37,458)	384,038
Real estate operating income	11,909	50	110,129	23,537	145,625
Other income (expense):
Interest expense	(8,991)	—	(68,026)	11,200	(65,817)
Interest and other income	11,975	—	2,091	(11,200)	2,866
Equity in income of unconsolidated joint ventures	1,619	—	—	—	1,619
Gain on consolidation of variable interest entity	—	—	1,532	—	1,532
Gain on extinguishment of debt	—	—	1,039	—	1,039
	4,603	—	(63,364)	—	(58,761)
Income from continuing operations	16,512	50	46,765	23,537	86,864
Discontinued operations:
Operating income, excluding impairment loss	4,028	—	11,507	—	15,535
Gain/(loss) on sale of real estate assets	12,152	—	110,505	—	122,657
Income from discontinued operations	16,180	—	122,012	—	138,192
Net income	32,692	50	168,777	23,537	225,056
Less: Net income attributable to noncontrolling interest	—	—	(15)	—	(15)
Net income attributable to Piedmont	$32,692	$50	$168,762	$23,537	$225,041

Condensed Consolidated Statements of Income
For the year ended December 31, 2010
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$73,566	$—	$324,981	$(13)	$398,534
Tenant reimbursements	19,172	—	94,127	(8)	113,291
Property management fee revenue	15,155	—	262	(12,205)	3,212
Other rental income	3,610	—	1,423	—	5,033
	111,503	—	420,793	(12,226)	520,070
Expenses:
Property operating costs	40,784	—	163,134	(11,305)	192,613
Depreciation	22,019	—	72,370	—	94,389
Amortization	5,070	—	32,245	—	37,315
General and administrative	27,224	248	22,737	(22,081)	28,128
	95,097	248	290,486	(33,386)	352,445
Real estate operating income	16,406	(248)	130,307	21,160	167,625
Other income (expense):
Interest expense	(14,657)	—	(63,029)	11,200	(66,486)
Interest and other income	15,235	—	(549)	(11,200)	3,486
Equity in income of unconsolidated joint ventures	2,633	—	—	—	2,633
	3,211	—	(63,578)	—	(60,367)
Income from continuing operations	19,617	(248)	66,729	21,160	107,258
Discontinued operations:
Operating income, excluding impairment loss	7,230	—	16,310	—	23,540
Impairment loss	—	—	(9,587)	—	(9,587)
Gain/(loss) on sale of real estate assets	—	—	(817)	—	(817)
Income from discontinued operations	7,230	—	5,906	—	13,136
Net income	26,847	(248)	72,635	21,160	120,394
Less: Net income attributable to noncontrolling interest	—	—	(15)	—	(15)
Net income attributable to Piedmont	$26,847	$(248)	$72,620	$21,160	$120,379

Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$46,213	$2,215	$152,107	$22,717	$223,252

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(20,763)	—	(87,724)	—	(108,487)
Intercompany note receivable	—	(2,500)	—	2,500	—
Net sales proceeds from wholly-owned properties and consolidated joint venture	93,839	—	—	—	93,839
Investments in unconsolidated joint ventures	(136)	—	—	—	(136)
Deferred lease costs paid	(4,135)	—	(46,884)	—	(51,019)
Net cash (used in)/provided by investing activities	68,805	(2,500)	(134,608)	2,500	(65,803)
Cash Flows from Financing Activities:
Deferred financing costs paid	(3,125)	—	—	—	(3,125)
Proceeds from line of credit and notes payable	409,000	—	—	—	409,000
Repayments from line of credit and notes payable	(280,000)	—	(185,000)	—	(465,000)
Intercompany note payable	—	—	2,500	(2,500)	—
Net (costs of)/proceeds from issuance of common stock	—	(229)	—	—	(229)
Repurchases of common stock as part of announced program	—	(88,450)	—	—	(88,450)
Intercompany distributions	(345,442)	225,426	165,017	(45,001)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(136,362)	(16)	—	(136,378)
Net cash provided by/(used in) financing activities	(219,567)	385	(17,499)	(47,501)	(284,182)
Net (decrease)/increase in cash and cash equivalents	(104,549)	100	—	(22,284)	(126,733)
Cash and cash equivalents, beginning of year	166,920	139	—	(27,369)	139,690
Cash and cash equivalents, end of year	$62,371	$239	$—	$(49,653)	$12,957

Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2011
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$48,984	$2,375	$195,446	$23,538	$270,343

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(15,856)	—	(199,753)	—	(215,609)
Cash assumed upon consolidation of variable interest entity	—	—	5,063	—	5,063
Net sales proceeds from wholly-owned properties and consolidated joint venture	31,704	—	260,081	—	291,785
Net sales proceeds received from unconsolidated joint ventures	3,036	—	—	—	3,036
Investments in unconsolidated joint ventures	(151)	—	—	—	(151)
Liquidation of noncontrolling interest upon sale of consolidated joint venture	—	—	(95)	—	(95)
Deferred lease costs paid	(11,082)	—	(39,215)	—	(50,297)
Net cash (used in)/provided by investing activities	7,651	—	26,081	—	33,732
Cash Flows from Financing Activities:
Deferred financing costs paid	(2,717)	—	(650)	—	(3,367)
Proceeds from line of credit and notes payable	829,000	—	—	—	829,000
Repayments from line of credit and notes payable	(779,000)	—	(43,875)	—	(822,875)
Intercompany note payable	(53,000)	—	53,000	—	—
Net (costs of)/proceeds from issuance of common stock	—	(252)	—	—	(252)
Repurchases of common stock as part of announced program	—	(3,244)	—	—	(3,244)
Intercompany distributions	54,486	218,322	(227,595)	(45,213)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(217,958)	(2,407)	—	(220,365)
Net cash provided by/(used in) financing activities	48,769	(3,132)	(221,527)	(45,213)	(221,103)
Net (decrease)/increase in cash and cash equivalents	105,404	(757)	—	(21,675)	82,972
Cash and cash equivalents, beginning of year	61,516	896	—	(5,694)	56,718
Cash and cash equivalents, end of year	$166,920	$139	$—	$(27,369)	$139,690

Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2010
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$56,876	$2,539	$195,177	$21,158	$275,750

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(5,745)	—	(108,402)	—	(114,147)
Net sales proceeds from wholly-owned properties and consolidated joint venture	—	—	51,637	—	51,637
Net sales proceeds received from unconsolidated joint ventures	189	—	—	—	189
Investments in unconsolidated joint ventures	(173)	—	—	—	(173)
Deferred lease costs paid	(6,885)	—	(10,815)	—	(17,700)
Net cash (used in)/provided by investing activities	(12,614)	—	(67,580)	—	(80,194)
Cash Flows from Financing Activities:
Deferred financing costs paid	(710)	—	—	—	(710)
Proceeds from line of credit and notes payable	25,000	—	—	—	25,000
Repayments from line of credit and notes payable	(139,000)	—	—	—	(139,000)
Intercompany note payable	(500)	—	500	—	—
Net (costs of)/proceeds from issuance of common stock	—	185,774	—	—	185,774
Redemptions of common stock	—	(2,918)	—	—	(2,918)
Intercompany distributions	122,401	32,473	(128,082)	(26,792)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(216,973)	(15)	—	(216,988)
Net cash provided by/(used in) financing activities	7,191	(1,644)	(127,597)	(26,792)	(148,842)
Net (decrease)/increase in cash and cash equivalents	51,453	895	—	(5,634)	46,714
Cash and cash equivalents, beginning of year	10,063	1	—	(60)	10,004
Cash and cash equivalents, end of year	$61,516	$896	$—	$(5,694)	$56,718

Schedule III - Real Estate Assets and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Real Estate Assets and Accumulated Depreciation
Piedmont Office Realty Trust, Inc.
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012
(dollars in thousands)

				Initial Cost				Gross Amount at Which Carried at December 31, 2012
Description	Location	Ownership Percentage	Encumbrances	Land	Buildings and Improvements	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date Acquired	Life on which Depreciation and Amortization is Computed (in years) (f)
3900 DALLAS PARKWAY	Plano, TX	100%	None	1,456	20,377	21,837	3,047	1,517	23,367	24,884	8,826	1999	12/21/1999	0	-	40
RIVER CORPORATE CENTER	Tempe, AZ	100%	(a)	—	16,036	16,036	7,309	—	23,345	23,345	6,291	1998	3/29/2000	0	-	40
8700 SOUTH PRICE ROAD	Tempe, AZ	100%	(a)	—	13,272	13,272	551	—	13,823	13,823	4,902	2000	6/12/2000	0	-	40
1441 WEST LONG LAKE ROAD	Troy, MI	100%	None	2,160	16,776	18,936	(6,760)	1,202	10,974	12,176	6,766	1999	6/29/2000	0	-	40
1430 ENCLAVE PARKWAY	Houston, TX	100%	32,100	7,100	37,915	45,015	3,700	5,506	43,209	48,715	14,686	1994	12/21/2000	0	-	40
CRESCENT RIDGE II	Minnetonka, MN	100%	None	7,700	45,154	52,854	7,954	8,021	52,787	60,808	19,404	2000	12/21/2000	0	-	40
1200 CROWN COLONY DRIVE (c)	Quincy, MA	100%	20,200	11,042	40,666	51,708	1,970	11,042	42,636	53,678	13,020	1990	7/30/2001	0	-	40
5601 HIATUS ROAD	Tamarac, FL	100%	None	3,642	10,404	14,046	1,722	3,642	12,126	15,768	3,404	2001	12/21/2001	0	-	40
WINDY POINT I	Schaumburg, IL	100%	23,400	4,537	31,847	36,384	2,341	4,537	34,188	38,725	10,157	1999	12/31/2001	0	-	40
WINDY POINT II	Schaumburg, IL	100%	40,300	3,746	55,026	58,772	1,096	3,746	56,122	59,868	16,575	2001	12/31/2001	0	-	40
SARASOTA COMMERCE CENTER II	Sarasota, FL	100%	None	1,767	20,533	22,300	2,249	2,203	22,346	24,549	6,732	1999	1/11/2002	0	-	40
11695 JOHNS CREEK PARKWAY	Johns Creek, GA	100%	None	2,080	13,572	15,652	1,648	2,081	15,219	17,300	4,695	2001	3/28/2002	0	-	40
3750 BROOKSIDE PARKWAY	Alpharetta, GA	100%	None	1,561	14,207	15,768	112	1,561	14,319	15,880	4,189	2001	4/18/2002	0	-	40
2001 NW 64th STREET	Ft. Lauderdale, FL	100%	(a)	—	7,172	7,172	769	—	7,941	7,941	2,177	2001	4/18/2002	0	-	40
90 CENTRAL STREET	Boxborough, MA	100%	None	3,642	29,497	33,139	2,630	3,642	32,127	35,769	9,799	2001	5/3/2002	0	-	40
DESERT CANYON 300	Phoenix, AZ	100%	None	2,602	24,333	26,935	100	2,602	24,433	27,035	6,906	2001	6/4/2002	0	-	40
6031 CONNECTION DRIVE	Irving, TX	100%	None	3,157	43,656	46,813	2,419	3,157	46,075	49,232	12,465	1999	8/15/2002	0	-	40
6021 CONNECTION DRIVE	Irving, TX	100%	None	3,157	42,662	45,819	1,397	3,157	44,059	47,216	12,756	2000	8/15/2002	0	-	40
6011 CONNECTION DRIVE	Irving, TX	100%	None	3,157	29,034	32,191	2,586	3,157	31,620	34,777	9,395	1999	8/15/2002	0	-	40
BRAKER POINTE III (c)	Austin, TX	100%	16,500	6,098	34,492	40,590	1	6,099	34,492	40,591	9,544	2001	8/15/2002	0	-	40
CHANDLER FORUM	Chandler, AZ	100%	None	2,632	—	2,632	19,917	2,779	19,770	22,549	6,334	2003	9/12/2002	0	-	40

				Initial Cost				Gross Amount at Which Carried at December 31, 2012
Description	Location	Ownership Percentage	Encumbrances	Land	Buildings and Improvements	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date Acquired	Life on which Depreciation and Amortization is Computed (in years) (f)
2 GATEHALL DRIVE (c)	Parsippany, NJ	100%	42,700	9,054	96,722	105,776	33	9,054	96,755	105,809	26,514	1985	9/27/2002	0	-	40
350 SPECTRUM LOOP	Colorado Springs, CO	100%	None	2,185	24,964	27,149	(1,894)	2,186	23,069	25,255	6,313	2001	9/27/2002	0	-	40
5601 HEADQUARTERS DRIVE	Plano, TX	100%	None	3,153	24,602	27,755	2,663	3,153	27,265	30,418	6,797	2001	9/27/2002	0	-	40
TWO INDEPENDENCE SQUARE (c)	Washington, DC	100%	105,800	52,711	202,702	255,413	21,374	52,711	224,076	276,787	55,720	1991	11/22/2002	0	-	40
ONE INDEPENDENCE SQUARE (c)	Washington, DC	100%	57,800	29,765	104,814	134,579	2,770	30,562	106,787	137,349	28,479	1991	11/22/2002	0	-	40
2120 WEST END AVENUE (c)	Nashville, TN	100%	26,800	4,908	59,011	63,919	6,671	5,100	65,490	70,590	17,776	2000	11/26/2002	0	-	40
800 NORTH BRAND BOULEVARD	Glendale, CA	100%	None	23,605	136,284	159,889	8,900	23,607	145,182	168,789	39,209	1990	12/20/2002	0	-	40
EASTPOINT I	Mayfield Heights, OH	100%	None	1,485	11,064	12,549	423	1,485	11,487	12,972	2,972	2000	1/9/2003	0	-	40
EASTPOINT II	Mayfield Heights, OH	100%	None	1,235	9,199	10,434	1,895	1,235	11,094	12,329	3,155	2000	1/9/2003	0	-	40
150 WEST JEFFERSON	Detroit, MI	100%	None	9,759	88,364	98,123	3,846	9,759	92,210	101,969	25,154	1989	3/31/2003	0	-	40
US BANCORP CENTER	Minneapolis, MN	100%	105,000	11,138	175,629	186,767	7,614	11,138	183,243	194,381	46,382	2000	5/1/2003	0	-	40
AON CENTER	Chicago, IL	100%	225,000	23,267	472,488	495,755	125,542	23,966	597,331	621,297	143,225	1972	5/9/2003	0	-	40
AUBURN HILLS CORPORATE CENTER	Auburn Hills, MI	100%	None	1,978	16,570	18,548	(8,159)	1,591	8,798	10,389	3,763	2001	5/9/2003	0	-	40
11107 SUNSET HILLS ROAD	Reston, VA	100%	None	2,711	17,890	20,601	1,371	2,711	19,261	21,972	4,901	1985	6/27/2003	0	-	40
11109 SUNSET HILLS ROAD	Reston, VA	100%	None	1,218	8,038	9,256	(2,338)	1,218	5,700	6,918	1,490	1984	6/27/2003	0	-	40
9211 CORPORATE BOULEVARD	Rockville, MD	100%	None	3,019	21,984	25,003	(4,844)	2,960	17,199	20,159	4,186	1989	7/30/2003	0	-	40
9221 CORPORATE BOULEVARD	Rockville, MD	100%	None	3,019	21,984	25,003	(4,822)	2,960	17,221	20,181	4,194	1989	7/30/2003	0	-	40
GLENRIDGE HIGHLANDS TWO	Atlanta, GA	100%	None	6,662	69,031	75,693	(22,036)	6,662	46,995	53,657	11,536	2000	8/1/2003	0	-	40
200 BRIDGEWATER CROSSING (c)	Bridgewater, NJ	100%	40,200	8,182	84,160	92,342	(17,783)	8,328	66,231	74,559	14,672	2002	8/14/2003	0	-	40
1055 EAST COLORADO BOULEVARD	Pasadena, CA	100%	29,200	6,495	30,265	36,760	(8,338)	6,495	21,927	28,422	5,494	2001	8/22/2003	0	-	40
FAIRWAY CENTER II (c)	Brea, CA	100%	10,700	7,110	15,600	22,710	(2,298)	7,110	13,302	20,412	3,003	2002	8/29/2003	0	-	40
COPPER RIDGE CENTER	Lyndhurst, NJ	100%	None	6,974	38,714	45,688	(5,675)	6,974	33,039	40,013	8,408	1989	9/5/2003	0	-	40

				Initial Cost				Gross Amount at Which Carried at December 31, 2012
Description	Location	Ownership Percentage	Encumbrances	Land	Buildings and Improvements	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date Acquired	Life on which Depreciation and Amortization is Computed (in years) (f)
1901 MAIN STREET	Irvine, CA	100%	None	6,246	36,455	42,701	(5,019)	6,246	31,436	37,682	8,681	2001	9/17/2003	0	-	40
400 VIRGINIA AVE	Washington, DC	100%	None	22,146	49,740	71,886	(1,856)	22,146	47,884	70,030	11,467	1985	11/19/2003	0	-	40
4250 NORTH FAIRFAX DRIVE	Arlington, VA	100%	45,000	13,636	70,918	84,554	5,098	13,636	76,016	89,652	21,922	1998	11/19/2003	0	-	40
1225 EYE STREET (d)	Washington, DC	50%	57,600	21,959	47,602	69,561	(2,559)	21,959	45,043	67,002	11,262	1986	11/19/2003	0	-	40
1201 EYE STREET (e)	Washington, DC	50%	82,400	31,985	63,139	95,124	(3,133)	31,985	60,006	91,991	13,985	2001	11/19/2003	0	-	40
1901 MARKET STREET	Philadelphia, PA	100%	None	13,584	166,683	180,267	137	20,829	159,575	180,404	44,068	1987	12/18/2003	0	-	40
60 BROAD STREET	New York, NY	100%	None	32,522	168,986	201,508	(5,994)	60,708	134,806	195,514	33,533	1962	12/31/2003	0	-	40
1414 MASSACHUSETTS AVENUE	Cambridge, MA	100%	None	4,210	35,821	40,031	1,988	4,365	37,654	42,019	13,114	1873	1/8/2004	0	-	40
ONE BRATTLE SQUARE	Cambridge, MA	100%	None	6,974	64,940	71,914	(3,814)	7,113	60,987	68,100	23,204	1991	2/26/2004	0	-	40
600 CORPORATE DRIVE	Lebanon, NJ	100%	None	3,934	—	3,934	16,281	3,934	16,281	20,215	4,561	2005	3/16/2004	0	-	40
1075 WEST ENTRANCE DRIVE	Auburn Hills, MI	100%	None	5,200	22,957	28,157	(313)	5,207	22,637	27,844	4,694	2001	7/7/2004	0	-	40
3100 CLARENDON BOULEVARD	Arlington, VA	100%	None	11,700	69,705	81,405	(5,363)	11,791	64,251	76,042	12,864	1987	12/9/2004	0	-	40
9200 CORPORATE BOULEVARD	Rockville, MD	100%	None	3,730	16,608	20,338	(1,624)	3,882	14,832	18,714	2,987	1982	12/29/2004	0	-	40
400 BRIDGEWATER CROSSING (c)	Bridgewater, NJ	100%	29,300	10,400	71,052	81,452	(8,218)	10,400	62,834	73,234	15,093	2002	2/17/2006	0	-	40
LAS COLINAS CORPORATE CENTER I	Irving, TX	100%	17,500	3,912	18,830	22,742	(2,279)	2,543	17,920	20,463	6,527	1998	8/31/2006	0	-	40
LAS COLINAS CORPORATE CENTER II	Irving, TX	100%	25,025	4,496	29,881	34,377	(7,083)	2,543	24,751	27,294	4,591	1998	8/31/2006	0	-	40
TWO PIERCE PLACE	Itasca, IL	100%	None	4,370	70,632	75,002	1,667	4,370	72,299	76,669	16,258	1991	12/7/2006	0	-	40
2300 CABOT DRIVE	Lisle, IL	100%	None	4,390	19,549	23,939	(2,849)	4,390	16,700	21,090	4,640	1998	5/10/2007	0	-	40
PIEDMONT POINTE I	Bethesda, MD	100%	None	11,200	58,606	69,806	7,339	11,200	65,945	77,145	8,407	2007	11/13/2007	0	-	40
PIEDMONT POINTE II	Bethesda, MD	100%	None	13,300	70,618	83,918	6,279	13,300	76,897	90,197	8,670	2008	6/25/2008	0	-	40
SUWANEE GATEWAY ONE	Suwanee, GA	100%	None	1,000	6,875	7,875	78	1,000	6,953	7,953	405	2008	9/28/2010	0	-	40
ONE MERIDIAN CROSSINGS	Richfield, MN	100%	None	2,919	24,398	27,317	(1)	2,919	24,397	27,316	1,550	1997	10/1/2010	0	-	40
TWO MERIDIAN CROSSINGS	Richfield, MN	100%	None	2,661	25,742	28,403	99	2,661	25,841	28,502	1,824	1998	10/1/2010	0	-	40
500 W. MONROE	Chicago, IL	100%	140,000	36,990	185,113	222,103	(20,929)	36,990	164,184	201,174	8,565	1991	3/31/2011	0	-	40
THE DUPREE	Atlanta, GA	100%	None	4,080	14,310	18,390	55	4,080	14,365	18,445	1,067	1997	4/29/2011	0	-	40
THE MEDICI	Atlanta, GA	100%	None	1,780	11,510	13,290	728	1,780	12,238	14,018	777	2008	6/7/2011	0	-	40

				Initial Cost				Gross Amount at Which Carried at December 31, 2012
Description	Location	Ownership Percentage	Encumbrances	Land	Buildings and Improvements	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date Acquired	Life on which Depreciation and Amortization is Computed (in years) (f)
225 PRESIDENTIAL WAY	Boston, MA	100%	None	3,626	36,916	40,542	(764)	3,612	36,166	39,778	2,038	2000	9/13/2011	0	-	40
235 PRESIDENTIAL WAY	Boston, MA	100%	None	4,154	44,048	48,202	(911)	4,138	43,153	47,291	2,421	2001	9/13/2011	0	-	40
400 TOWNPARK	Lake Mary, FL	100%	None	2,570	20,555	23,125	580	2,570	21,135	23,705	1,029	2008	11/10/2011	0	-	40
PIEDMONT POWER, LLC (g)	Bridgewater, NJ	100%	None	—	79	79	3,079	—	3,158	3,158	—	N/A	12/20/2011	0	-	40
UNDEVELOPED LAND PARCELS (b)	Various	100%	None	6,021	427	6,448	2,987	9,435	—	9,435	—	N/A	Various			N/A
Total—Operating REIT Properties				$586,564	$3,799,405	$4,385,969	$135,359	$622,348	$3,898,984	$4,521,332	$942,570

				Initial Cost				Gross Amount at Which Carried at December 31, 2012
Description	Location	Ownership Percentage	Encumbrances	Land	Buildings and Improvements	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date Acquired	Life on which Depreciation and Amortization is Computed (in years) (f)
1111 DURHAM AVENUE(h)	South Plainfield, NJ	100%	None	9,653	20,495	30,148	(11,547)	3,728	14,873	18,601	8,378	1975	11/1/2000	0	-	40
1200 ENCLAVE PARKWAY(h)	Houston, TX	100%	None	3,460	15,047	18,507	6,189	3,460	21,236	24,696	949	1999	3/30/2011	0	-	40
Total—REIT Properties Held-For-Sale				$13,113	$35,542	$48,655	$(5,358)	$7,188	$36,109	$43,297	$9,327
Total—Consolidated REIT Properties				$599,677	$3,834,947	$4,434,624	$130,001	$629,536	$3,935,093	$4,564,629	$951,897

				Initial Cost				Gross Amount at Which Carried at December 31, 2012
Description	Location	Ownership Percentage	Encumbrances	Land	Buildings and Improvements	Total	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date of Construction	Date Acquired	Life on which Depreciation and Amortization is Computed (in years) (f)
20/20	Leawood, KS	57%	None	1,696	7,851	9,547	(1,259)	1,767	6,521	8,288	3,906	1992	7/2/1999	0	-	40
4685 INVESTMENT DRIVE	Troy, MI	55%	None	2,144	9,984	12,128	2,902	2,233	12,797	15,030	6,029	2000	5/10/2000	0	-	40
5301 MARYLAND WAY	Brentwood, TN	55%	None	4,300	20,702	25,002	1,360	4,479	21,883	26,362	7,242	1989	5/15/2001	0	-	40
8560 UPLAND DRIVE	Parker, CO	72%	None	1,954	11,216	13,170	1,084	2,048	12,206	14,254	3,612	2001	12/21/2001	0	-	40
TWO PARK CENTER	Hoffman Estates, IL	72%	None	600	22,682	23,282	(2,941)	624	19,717	20,341	5,082	1999	9/19/2003	0	-	40
Total – Unconsolidated JV Properties				$10,694	$72,435	$83,129	$1,146	$11,151	$73,124	$84,275	$25,871
Total – All Properties				$610,371	$3,907,382	$4,517,753	$131,147	$640,687	$4,008,217	$4,648,904	$977,768

(a)	Property is owned subject to a long-term ground lease.

(b)	Undeveloped Land Parcels are not included in Piedmont’s total building count.

(c)	These properties collateralize the $350 Million Secured Pooled Facility.

(d)
Piedmont purchased all of the membership interest in 1225 Equity, LLC, which own a 49.5% membership interest in 1225 Eye Street, N.W. Associates, which owns the 1225 Eye Street building. As a result of its ownership of 1225 Equity, LLC, Piedmont owns an approximate 49.5% in the 1225 Eye Street building. As the controlling member, Piedmont is deemed to have control of the entities and, as such, consolidates the joint ventures.

(e)
Piedmont purchased all of the membership interest in 1201 Equity, LLC, which own a 49.5% membership interest in 1201 Eye Street, N.W. Associates, which owns the 1201 Eye Street building. As a result of its ownership of 1201 Equity, LLC, Piedmont owns an approximate 49.5% in the 1201 Eye Street building. As the controlling member, Piedmont is deemed to have control of the entities and, as such, consolidates the joint ventures.

(f)
Piedmont’s assets are depreciated or amortized using the straight-lined method over the useful lives of the assets by class. Generally, Tenant Improvements are amortized over the shorter of economic life or lease term, and Lease Intangibles are amortized over the lease term. Generally, Building Improvements are depreciated over 5 - 25 years, Land Improvements are depreciated over 20 - 25 years, and Buildings are depreciated over 40 years.

(g)	Represents solar panels at the 400 Bridgewater Crossing building, which are not included in Piedmont’s total building count.

(h)	Properties sold subsequent to December 31, 2012.
Piedmont Office Realty Trust, Inc.
Schedule III - Real Estate and Accumulated Depreciation
December 31, 2012
(dollars in thousands)

	2012	2011	2010
Real Estate:
Balance at the beginning of the year	$4,699,311	$4,666,188	$4,681,313
Additions to/improvements of real estate	108,131	440,141	105,282
Assets disposed	(77,768)	(361,397)	(72,586)
Assets impaired	—	—	(8,489)	(2)
Write-offs of intangible assets(1)	(73,632)	(35,916)	—
Write-offs of fully depreciated/amortized assets	(7,138)	(9,705)	(39,332)
Balance at the end of the year	$4,648,904	$4,699,311	$4,666,188
Accumulated Depreciation and Amortization:
Balance at the beginning of the year	$935,716	$918,578	$840,545
Depreciation and amortization expense	139,196	147,440	131,000
Assets disposed	(16,374)	(84,681)	(13,519)
Write-offs of intangible assets(1)	(73,632)	(35,916)	—
Write-offs of fully depreciated/amortized assets	(7,138)	(9,705)	(39,448)
Balance at the end of the year	$977,768	$935,716	$918,578

(1)	Consists of write-offs of intangible lease assets related to lease restructurings, amendments and terminations.

(2)
Piedmont recorded an impairment charge against real estate assets of approximately $7.0 million related to the 111 Sylvan Avenue building at the time it was classified as held-for-sale in May 2010. This wholly-owned asset was subsequently sold in December 2010. In addition, the Fund IX, Fund XI, and REIT Joint Venture recorded an impairment loss on real estate assets of approximately $1.4 million during 2010 related to the 360 Interlocken building; however, Piedmont recorded its proporationate share of the charge (approximately $53,000) in the accompanying consolidated statements of income with other such net property operations as equity in income of unconsolidated joint ventures.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates, Policy
Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and notes. Actual results could differ from those estimates.

Real Estate Assets, Policy
Real Estate Assets

Real estate assets are stated at cost, as adjusted for any impairment, less accumulated depreciation. Amounts capitalized to real estate assets consist of the cost of acquisition or construction, any tenant improvements or major improvements, and betterments that extend the useful life of the related asset. All repairs and maintenance are expensed as incurred. Additionally, Piedmont capitalizes interest while the development of a real estate asset is in progress; however, no such interest was capitalized during the three years ended December 31, 2012.

Piedmont’s real estate assets are depreciated or amortized using the straight-line method over the following useful lives:

Buildings	40 years
Building improvements	5-25 years
Land improvements	20-25 years
Tenant improvements	Shorter of economic life or lease term
Furniture, fixtures, and equipment	3-5 years
Intangible lease assets	Lease term

Piedmont continually monitors events and changes in circumstances that could indicate that the carrying amounts of the real estate and related intangible assets of both operating properties and properties under construction in which Piedmont has an ownership interest, either directly or through investments in joint ventures, may not be recoverable. When indicators of potential impairment are present for wholly-owned properties, management assesses whether the respective carrying values will be recovered from the undiscounted future operating cash flows expected from the use of the asset and its eventual disposition for assets held for use, or with the estimated fair values, less costs to sell, for assets held for sale. Piedmont generally considers assets to be held for sale at the point at which a sale contract is executed and earnest money has become non-refundable. In the event that the expected undiscounted future cash flows for assets held for use or the estimated fair value, less costs to sell, for assets held for sale do not exceed the respective asset carrying value, management adjusts such assets to the respective estimated fair values and recognizes an impairment loss. Estimated fair values are calculated based on the following information, depending upon availability, in order of preference: (i) recently quoted market prices, (ii) market prices for comparable properties, or (iii) the present value of undiscounted cash flows, including estimated sales value (which is based on key assumptions such as estimated market rents, lease-up periods, estimated lease terms, and capitalization and discount rates).

For properties owned as part of an investment in unconsolidated joint ventures, Piedmont assesses the fair value of its investment as compared to its carrying amount. If Piedmont determines that the carrying value is greater than the fair value at any measurement date, Piedmont must also determine if such a difference is temporary in nature. Value fluctuations which are “other than temporary” in nature are then recorded to adjust the carrying value to the fair value amount.

Business Combinations Policy
Allocation of Purchase Price of Acquired Assets

Upon the acquisition of real properties, Piedmont allocates the purchase price of properties to acquired tangible assets, consisting of land and building, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases and the value of in-place leases, based in each case on their estimated fair values.

The fair values of the tangible assets of an acquired property (which includes land and building) are determined by valuing the property as if it were vacant, and the “as-if-vacant” value is then allocated to land and building based on management’s determination of the relative fair value of these assets. Management determines the as-if-vacant fair value of a property using methods similar to those used by independent appraisers. Factors considered by management in performing these analyses include an estimate of carrying costs during the expected lease-up periods considering current market conditions and costs to execute similar leases, including leasing commissions and other related costs. In estimating carrying costs, management includes real estate taxes, insurance, and other operating expenses during the expected lease-up periods based on current market conditions.

The fair values of above-market and below-market in-place leases are recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management’s estimate of market rates for the corresponding in-place leases, measured over a period equal to the remaining terms of the leases, taking into consideration the probability of renewals for any below-market leases. The capitalized above-market and below-market lease values are recorded as intangible lease assets or liabilities and amortized as an adjustment to rental revenues over the remaining terms of the respective leases.

The fair values of in-place leases include direct costs associated with obtaining a new tenant, opportunity costs associated with lost rentals that are avoided by acquiring an in-place lease, and tenant relationships. Direct costs associated with obtaining a new tenant include commissions, tenant improvements, and other direct costs and are estimated based on management’s consideration of current market costs to execute a similar lease. These direct lease origination costs are included in deferred lease costs in the accompanying consolidated balance sheets and are amortized to expense over the remaining terms of the respective leases. The value of opportunity costs is calculated using the contractual amounts to be paid pursuant to the in-place leases over a market absorption period for a similar lease. These lease intangibles are included in intangible lease assets in the accompanying consolidated balance sheets and are amortized to expense over the remaining terms of the respective leases.

Investments in Unconsolidated Joint Ventures, Policy
Investments in Unconsolidated Joint Ventures

Although Piedmont is the majority equity participant in certain unconsolidated joint ventures, Piedmont does not have a controlling voting interest in any of the unconsolidated joint ventures. Piedmont does, however, exercise significant influence over those joint ventures. Accordingly, Piedmont’s investments in unconsolidated joint ventures are recorded using the equity method of accounting, whereby original investments are recorded at cost and subsequently adjusted for contributions, distributions, and net income/(loss) attributable to such joint ventures. Pursuant to the terms of the unconsolidated joint venture agreements, all income and distributions are allocated to the joint venture partners in accordance with their respective ownership interests. Distributions of net cash from operations are generally distributed to the joint venture partners on a quarterly basis, and are classified as cash inflows from operating activities, as they are presumed to be returns on Piedmont’s investment in the respective joint venture. Proceeds received as the result of a sale of an asset from an unconsolidated joint venture are considered a return of Piedmont’s investment in the joint venture and classified as cash inflows from investing activities.

Cash and Cash Equivalents, Policy
Cash and Cash Equivalents

Piedmont considers all highly-liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents include cash and short-term investments. Short-term investments are stated at cost, which approximates fair value, and consist of investments in money market accounts.

Tenant Receivables Net, Policy
Tenant Receivables, net

Tenant receivables are comprised of rental and reimbursement billings due from tenants and the cumulative amount of future adjustments necessary to present rental income on a straight-line basis. Tenant receivables are recorded at the original amount earned, less an allowance for any doubtful accounts, which approximates fair value. Management assesses the collectibility of tenant receivables on an ongoing basis and provides for allowances as such balances, or portions thereof, become uncollectible. Piedmont adjusted the allowance for doubtful accounts by recording (recoveries of)/provisions for bad debts of approximately $0, ($0.4) million, and $0.8 million for the years ended December 31, 2012, 2011, and 2010, respectively, which are included in general and administrative expenses in the accompanying consolidated statements of income.

Due from Unconsolidated Joint Ventures, Policy
Due from Unconsolidated Joint Ventures

Due from unconsolidated joint ventures represents operating distributions due to Piedmont from its investments in unconsolidated joint ventures which have been declared but not received as of period end.

Restricted Cash and Escrows, Policy
Restricted Cash and Escrows

Restricted cash and escrows principally relate to the following types of items:

•	escrow accounts held by lenders to pay future real estate taxes, insurance, debt service, and tenant improvements;

•	net sales proceeds from property sales held by qualified intermediary for potential Section 1031 exchange;

•	earnest money paid in connection with future acquisitions; and

•	security and utility deposits paid by tenants per the terms of their respective leases.

Restricted cash and escrows are generally reclassified to other asset or liability accounts upon being used to purchase assets, satisfy obligations, or settle tenant obligations.

Prepaid Expenses and Other Assets, Policy
Prepaid Expenses and Other Assets

Prepaid expenses and other assets are primarily comprised of the following items:

•	prepaid property taxes, insurance and operating costs;

•	receivables which are unrelated to tenants, for example, insurance proceeds receivable from insurers related to casualty losses; and

•	equipment, furniture and fixtures, and tenant improvements for Piedmont’s corporate office space, net of accumulated depreciation.

Prepaid expenses and other assets will be expensed as utilized or reclassified to other asset or equity accounts upon being put into service in future periods. Balances without a future economic benefit are expensed as they are identified.

Goodwill, Policy
Goodwill

Goodwill is the excess of cost of an acquired entity over the amounts specifically assigned to assets acquired and liabilities assumed in purchase accounting for business combinations. Piedmont tests the carrying value of its goodwill for impairment on an annual basis, or on an interim basis if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Such interim circumstances may include, but are not limited to, significant adverse changes in legal factors or in the general business climate, adverse action or assessment by a regulator, unanticipated competition, the loss of key personnel, or persistent declines in an entity’s stock price below carrying value of the entity. In accordance with GAAP, Piedmont has the option, should it choose to do so, to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, Piedmont concludes that the estimated fair value is greater than the carrying amount, then performing a further two-step impairment test is unnecessary. However, if Piedmont chooses to forgo the availability of the qualitative analysis, the test prescribed by authoritative accounting guidance is a two-step test. The first step involves comparing the estimated fair value of the entity to its carrying value, including goodwill. Fair value is determined by adjusting the trading price of the stock for various factors including, but not limited to: (i) liquidity or transferability considerations, (ii) control premiums, and/or (iii) fully distributed premiums, if necessary, multiplied by the common shares outstanding. If such calculated fair value exceeds the carrying value, no further procedures or analysis is required. However, if the carrying value exceeds the calculated fair value, goodwill is potentially impaired and step two of the analysis would be required. Step two of the test involves calculating the implied fair value of goodwill by deducting the fair value of all tangible and intangible net assets of the entity from the entity’s fair value calculated in step one of the test. If the implied value of the goodwill (the remainder left after deducting the fair values of the entity from its calculated overall fair value in step one of the test) is less than the carrying value of goodwill, an impairment loss would be recognized.

Interest Rate Derivatives, Policy
Interest Rate Derivatives

Piedmont periodically enters into interest rate derivative agreements to hedge its exposure to changing interest rates. As required by GAAP, Piedmont records all derivatives on the balance sheet at fair value. Piedmont reassesses the effectiveness of its derivatives designated as cash flow hedges on a regular basis to determine if they continue to be highly effective and also to determine if the forecasted transactions remain highly probable. Currently, Piedmont does not use derivatives for trading or speculative purposes.

The changes in fair value of interest rate swap agreements designated as effective cash flow hedges are recorded in other comprehensive income (“OCI”), and subsequently reclassified to earnings when the hedged transactions occur. Changes in the fair values of derivatives designated as cash flow hedges that do not qualify for hedge accounting treatment, if any, would be recorded as gain/(loss) on interest rate swap in the consolidated statements of income. The fair value of the interest rate derivative agreement is recorded as interest rate derivative asset or as interest rate derivative liability in the accompanying consolidated balance sheets. Amounts received or paid under interest rate derivative agreements are recorded as interest expense in the consolidated income statements as incurred. All of Piedmont's interest rate derivative agreements as of December 31, 2012 are designated as cash flow hedges.

Deferred Costs, Policy
Deferred Financing Costs

Deferred financing costs are comprised of costs incurred in connection with securing financing from third-party lenders and are capitalized and amortized to interest expense on a straight-line basis (which approximates the effective interest rate method) over the terms of the related financing arrangements. Piedmont recognized amortization of deferred financing costs for the years ended December 31, 2012, 2011, and 2010 of approximately $2.6 million, $3.2 million, and $2.6 million, respectively, which is included in interest expense in the accompanying consolidated statements of income.

Deferred Lease Costs

Deferred lease costs are comprised of costs and incentives incurred to acquire operating leases, including intangible lease origination costs and direct payroll costs incurred related to negotiating and executing specific leases, and are capitalized and amortized on a straight-line basis over the terms of the related underlying leases. No such internal leasing costs were capitalized for the years ended December 31, 2012, 2011, or 2010. Amortization of deferred leasing costs is reflected in the accompanying consolidated statements of income as follows.

•
Piedmont amortized deferred lease costs of approximately $29.8 million, $30.0 million, and $26.8 million for the years ended December 31, 2012, 2011, and 2010, respectively, of which approximately $1.6 million, $1.3 million, and $0.7 million are related to the amortization of deferred common area maintenance costs which are recorded as property operating costs in the accompanying consolidated statements of income. The remaining amortization of deferred lease costs are recorded as amortization expense.

•
Piedmont recognized amortization of lease incentives classified as deferred lease costs of $2.5 million, $3.7 million, and $3.4 million, which was recorded as an adjustment to rental income for the years ended December 31, 2012, 2011, and 2010, respectively.

Upon receiving notification of a tenant’s intention to terminate a lease, unamortized deferred lease costs are adjusted to net realizable value through the consolidated statement of income.

Line of Credit and Notes Payable, Policy
Line of Credit and Notes Payable

Certain mortgage notes included in line of credit and notes payable in the accompanying consolidated balance sheets were assumed upon the acquisition of real properties. When debt is assumed, Piedmont adjusts the loan to fair value with a corresponding adjustment to building. The fair value adjustment is amortized to interest expense over the term of the loan using the effective interest method. Amortization of such fair value adjustments was approximately $0, $1.4 million, and $0 for the years ended December 31, 2012, 2011, and 2010, respectively.

Deferred Income, Policy
Deferred income

Deferred income is primarily comprised of the following items:

•	prepaid rent from tenants; and

•	tenant reimbursements related to operating expense or property tax expenses which may be due to tenants as part of an annual operating expense reconciliation.

Deferred income related to prepaid rents from tenants will be recognized as income in the period it is earned. Amounts related to operating expense reconciliations or property tax expense are relieved when the tenant's reconciliation is completed in accordance with the underlying lease, and payment is issued to the tenant.

Stockholders' Equity, Policy
Shares-in-trust

To date, Piedmont has not issued any shares-in-trust; however, under Piedmont’s charter, it has authority to issue a total of 150,000,000 shares-in-trust, which would be issued only in the event that there is a purported transfer of, or other change in or affecting the ownership of, Piedmont’s capital stock that would result in a violation of the ownership limits that are included in Piedmont’s charter to protect its REIT status.

Preferred Stock

To date, Piedmont has not issued any shares of preferred stock; however, Piedmont is authorized to issue up to 100,000,000 shares of one or more classes or series of preferred stock. Piedmont’s board of directors may determine the relative rights, preferences, and privileges of any class or series of preferred stock that may be issued, and can be more beneficial than the rights, preferences, and privileges attributable to Piedmont’s common stock.

Common Stock

Under Piedmont’s charter, it has authority to issue a total of 750,000,000 shares of common stock with a par value of $0.01 per share. Each share of common stock is entitled to one vote and participates in distributions equally. The board of directors of Piedmont authorized the repurchase and retirement of up to $300 million of Piedmont's common stock through November 2013. Piedmont may repurchase the shares from time to time, in accordance with applicable securities laws, in the open market or in privately negotiated transactions. Repurchases will depend upon market conditions and other factors, and repurchases may be commenced or suspended from time to time in Piedmont's discretion, without prior notice. As of December 31, 2012, approximately $208.0 million is available for share repurchases through November 2013.

Dividends

As a REIT, Piedmont is required by the Internal Revenue Code of 1986, as amended (the “Code”), to make distributions to stockholders each taxable year equal to at least 90% of its taxable income, computed without regard to the dividends-paid deduction and by excluding net capital gains attributable to stockholders (“REIT taxable income”). Piedmont sponsors a dividend reinvestment plan ("DRP") pursuant to which common stockholders may elect (if their brokerage agreements allow) to reinvest an amount equal to the dividends declared on their common shares into additional shares of Piedmont’s common stock in lieu of receiving cash dividends. Under the DRP, Piedmont has the option to either issue shares purchased in the open market or issue shares directly from Piedmont's authorized but unissued shares, in both cases at a 2% discount for the stockholder. Such election takes place at the settlement of each quarterly dividend in which there are participants in the DRP, and may change from quarter to quarter based on management's judgment of the best use of proceeds for Piedmont.

Noncontrolling Interest, Policy

Noncontrolling Interest

Noncontrolling interest represents the equity interests of consolidated entities that are not owned by Piedmont. Noncontrolling interest is adjusted for contributions, distributions, and earnings (loss) attributable to the noncontrolling interest partners of the consolidated joint ventures. All earnings and distributions are allocated to the partners of the consolidated joint ventures in accordance with their respective partnership agreements. Earnings allocated to such noncontrolling interest partners are recorded as income attributable to noncontrolling interest in the accompanying consolidated statements of income.

Revenue Recognition, Policy
Revenue Recognition

All leases of real estate assets held by Piedmont are classified as operating leases, and the related base rental income is generally recognized on a straight-line basis over the terms of the respective leases. Tenant reimbursements are recognized as revenue in the period that the related operating cost is incurred. Rents and tenant reimbursements collected in advance are recorded as deferred income in the accompanying consolidated balance sheets. Other rental income, consisting primarily of lease termination fees, is recognized once Piedmont has satisfied all obligations under the related lease or lease termination agreement.

Gains on the sale of real estate assets are recognized upon completing the sale and, among other things, determining the sale price and transferring all of the risks and rewards of ownership without significant continuing involvement with the purchaser. Recognition of all or a portion of the gain would be deferred until both of these conditions are met. Losses are recognized through impairment charges when identified.

Stock-based Compensation, Policy
Stock-based Compensation

Piedmont has issued stock-based compensation in the form of restricted stock to its employees and directors. For employees, such compensation has been issued pursuant to Piedmont's Long-term Incentive Compensation ("LTIC") program. The LTIC program is comprised of an annual restricted stock grant component and a multi-year performance share component. Awards granted pursuant to the annual restricted stock component are considered equity awards and expensed straight-line over the vesting period, with issuances recorded as a reduction to additional paid in capital. Awards granted pursuant to the performance share component are considered liability awards and are expensed over the service period, with issuances recorded as a reduction to accrued expense. The compensation expense recognized related to both of these award types is recorded as property operating costs for those employees whose job is related to property operation and as general and administrative expense for all other employees and directors in the accompanying consolidated statements of income.

Legal Fees, Policy
Legal Fees and Related Insurance Recoveries

Piedmont recognizes legal expenses in the period in which services are rendered as a component of general and administrative expense or as property operating costs for legal expenses attributable to operating properties. Insurance reimbursements related to ongoing legal matters are recorded as a reduction of legal expense in the period that the insurance company definitively notifies Piedmont of its intent to issue payment.

Litigation Settlement Expense and Related Insurance Recoveries
During the year ended December 31, 2012, Piedmont reached an agreement in principle to settle two separate securities class action lawsuits (See Note 10). As a result of the agreements to settle, Piedmont recorded a $7.5 million charge representing the total of both proposed settlements in its statements of income for the year ended December 31, 2012. Any future insurance recoveries related to these agreements, if applicable, will be recognized as income in the period that the insurance company definitively notifies Piedmont of its intent to issue payment.

Net Casualty Loss/(Gain), Policy
Net Casualty Loss/(Gain)

From time to time, certain of our assets may be damaged or destroyed by natural disasters. Such damages may result in significant expenses related to the destruction of fixed assets or costs to clean, repair, and establish emergency operations at the building or buildings affected by the casualty event. In addition, Piedmont may recognize expenses as a result of issuing rent abatements to tenants for business interruptions caused by the tenants' inability to access the space that they lease from Piedmont. Losses related to the above items are estimated and recorded in the period incurred without regard to whether the loss may be ultimately recoverable under Piedmont's various insurance policies. Any insurance recoveries related to such losses, if applicable, are recorded as income in the period receipt is deemed probable. Insurance recoveries in excess of losses recognized or related to business interruption are recorded as income in the period that the insurance company definitively notifies Piedmont of its intent to issue payment. Casualty losses are presented net of insurance recovery income recorded during the period.

Net Income Available to Common Stockholders Per Share, Policy
Net Income Available to Common Stockholders Per Share

Net income per share-basic is calculated as net income available to common stockholders divided by the weighted average number of common shares outstanding during the period. Net income per share-diluted is calculated as net income available to common stockholders divided by the diluted weighted average number of common shares outstanding during the period, including the dilutive effect of nonvested restricted stock. The dilutive effect of nonvested restricted stock is calculated using the treasury stock method to determine the number of additional common shares that would become outstanding if the remaining unvested restricted stock awards vested. Outstanding stock options have been excluded from the diluted earnings per share calculation, as their impact would be anti-dilutive.

Income Tax, Policy
Income Taxes

Piedmont has elected to be taxed as a REIT under the Code, and has operated as such, beginning with its taxable year ended December 31, 1998. To qualify as a REIT, Piedmont must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of its annual REIT taxable income. As a REIT, Piedmont is generally not subject to federal income taxes. Accordingly, neither a provision nor a benefit for federal income taxes has been made in the accompanying consolidated financial statements. Piedmont is subject to certain state and local taxes related to the operations of properties in certain locations, which have been provided for in the financial statements. Additionally, Piedmont conducts certain operations through its taxable REIT subsidiary, Piedmont Office Holdings, Inc. These operations resulted in estimated tax payments of approximately $8.5 thousand for the year ended December 31, 2012, which is recorded in the accompanying financial statements as general and administrative costs.

Reclassifications, Policy
Reclassifications

Certain prior period amounts have been reclassified to conform to the current period financial statement presentation. The reclassifications relate to the required presentation of income from discontinued operations for the properties sold during the years ended December 31, 2012, 2011, and 2010. Please refer to Note 14 for further details. All such reclassifications do not affect net income attributable to Piedmont as presented in previous years

Recent Accounting Pronouncements, Policy
Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-02, Comprehensive Income Topic Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). ASU 2013-02 requires an entity to disclose information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to disclose significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income if the amount reclassified to net income in its entirety in the same reporting period is required under GAAP. For amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. ASU 2013-02 is effective for Piedmont for the interim period beginning January 1, 2013. The adoption of ASU 2013-02 is not expected to have a material impact on Piedmont's financial statements or disclosures.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment
Piedmont’s real estate assets are depreciated or amortized using the straight-line method over the following useful lives:

Buildings	40 years
Building improvements	5-25 years
Land improvements	20-25 years
Tenant improvements	Shorter of economic life or lease term
Furniture, fixtures, and equipment	3-5 years
Intangible lease assets	Lease term

Schedule of Finite-Lived Intangible Assets by Major Class
Gross intangible assets and liabilities as of December 31, 2012 and 2011, respectively, are as follows (in thousands):

	December 31, 2012	December 31, 2011
Intangible Lease Assets:
Above-Market In-Place Lease Assets	$21,468	$33,687
Absorption Period Costs	$101,217	$164,802
Intangible Lease Origination Costs (included in Deferred Lease Costs)	$116,995	$146,345
Intangible Lease Liabilities (Below-Market In-Place Leases)	$81,736	$113,018

Amortization Of Intangible Lease Costs
For the years ended December 31, 2012, 2011, and 2010, respectively, Piedmont recognized amortization of intangible lease costs as follows (in thousands):

	2012	2011	2010
Amortization expense related to Intangible Lease Origination Costs and Absorption Period Costs	$36,151	$48,013	$34,660
Amortization of Above-Market and Below-Market In-Place Lease intangibles as a net increase to rental revenues	$5,678	$7,065	$5,788

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Net intangible assets and liabilities as of December 31, 2012 will be amortized as follows (in thousands):

	Intangible Lease Assets			Liabilities
	Above-Market In-place Lease Assets	Absorption Period Costs	Intangible Lease Origination Costs	Below-Market In-place Lease Liabilities
For the year ending December 31:
2013	$1,772	$8,292	$9,606	$6,192
2014	1,581	6,897	8,180	5,280
2015	1,480	6,545	7,543	4,769
2016	1,418	6,152	7,124	4,718
2017	770	5,502	6,820	4,685
Thereafter	324	14,012	19,863	15,161
	$7,345	$47,400	$59,136	$40,805

Weighted-Average Amortization Period (in years)	5	8	8	8

Tenant Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Tenant Receivables [Abstract]
Schedule Of Tenant Receivables
Tenant receivables as of December 31, 2012 and 2011, respectively, are as follows (in thousands):

	2012	2011
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and 2011, respectively	$25,039	$24,722
Cumulative rental revenue recognized on a straight-line basis in excess of cash received in accordance with lease terms	120,109	104,558
Tenant receivables	$145,148	$129,280

Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
As of December 31, 2012 and 2011, Piedmont owned interests in the following unconsolidated joint ventures (in thousands):

Name of Joint Venture	Properties Held by Joint Venture	Piedmont’s Approximate Ownership Percentage	Net Book Value
			2012	2011
Fund XIII and REIT Joint Venture	8560 Upland Drive Two Park Center	72%	$18,814	$19,180
Fund XII REIT and Joint Venture	4685 Investment Drive 5301 Maryland Way	55%	15,813	16,329
Fund XI, XII and REIT Joint Venture	20/20	57%	2,599	2,672
			$37,226	$38,181

Line of Credit and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Line of Credit and Notes Payable [Abstract]
Schedule of Debt
The following table summarizes the terms of Piedmont’s indebtedness outstanding as of December 31, 2012 and 2011 (in thousands):

Facility	Collateral	Rate(1)		Maturity	Amount Outstanding as of December 31,
					2012	2011
Secured (Fixed)
$45.0 Million Fixed-Rate Loan	4250 N. Fairfax	5.20%		6/1/2012	$—	$45,000
$200.0 Million Mortgage Note	Aon Center	4.87%		5/1/2014	200,000	200,000
$25.0 Million Mortgage Note	Aon Center	5.70%		5/1/2014	25,000	25,000
$350.0 Million Secured Pooled Facility	Nine Property Collateralized Pool(2)	4.84%		6/7/2014	350,000	350,000
$105.0 Million Fixed-Rate Loan	US Bancorp Center	5.29%		5/11/2015	105,000	105,000
$125.0 Million Fixed-Rate Loan	Four Property Collateralized Pool(3)	5.50%		4/1/2016	125,000	125,000
$42.5 Million Fixed-Rate Loan	Las Colinas Corporate Center I & II	5.70%		10/11/2016	42,525	42,525
$140.0 Million WDC Mortgage Notes	1201 & 1225 Eye Street	5.76%		11/1/2017	140,000	140,000
$140.0 Million 500 W. Monroe Mortgage Loan	500 W. Monroe	LIBOR + 1.008%		8/9/2012	—	140,000
Subtotal/Weighted Average(4)		5.17%			987,525	1,172,525
Unsecured (Variable)
$300 Million Unsecured Term Loan		LIBOR + 1.45%	(5)	11/22/2016	300,000	300,000
$500 Million Unsecured Line of Credit		1.39%	(6)	8/19/2016	129,000	—
Subtotal/Weighted Average(4)		2.30%			429,000	300,000
Total/ Weighted Average(4)		4.30%			$1,416,525	$1,472,525

(1)	All of Piedmont’s outstanding debt as of December 31, 2012 and 2011 is interest-only debt.

(2)
Nine property collateralized pool includes:1200 Crown Colony Drive in Quincy, Massachusetts, Braker Pointe III in Austin, Texas, 2 Gatehall Drive in Parsippany, New Jersey, the One and Two Independence Square buildings in Washington, DC, 2120 West End Avenue in Nashville, Tennessee, 400 Bridgewater Crossing in Bridgewater, New Jersey, 200 Bridgewater Crossing in Bridgewater, New Jersey, and Fairway Center II in Brea, California.

(3)	Four property collateralized pool includes 1430 Enclave Parkway in Houston, Texas, Windy Point I and II in Schaumburg, Illinois, and 1055 East Colorado Boulevard in Pasadena, California.

(4)	Weighted average is based on contractual balance of outstanding debt and interest rates in the table as of December 31, 2012.

(5)
The $300 Million Unsecured Term Loan has a stated variable rate; however, Piedmont entered into interest rate swap agreements which effectively fix, exclusive of changes to Piedmont's credit rating, the rate on this facility to 2.69% through maturity.

(6)
Piedmont may select from multiple interest rate options with each draw, including the prime rate and various length LIBOR locks. All LIBOR selections are subject to an additional spread (1.175% as of December 31, 2012) over the selected rate based on Piedmont’s current credit rating. The outstanding balance as of December 31, 2012 consists of LIBOR draws at an average rate of 0.22% (subject to the additional spread mentioned above).

Schedule of Maturities of Long-term Debt
A summary of the aggregate maturities of Piedmont’s indebtedness as of December 31, 2012, is provided below (in thousands):

2013	$—
2014	575,000
2015	105,000
2016	596,525
2017	140,000
Thereafter	—
Total	$1,416,525

Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entities [Abstract]
Schedule of Variable Interest Entities
A summary of Piedmont’s interests in and consolidation treatment of its VIEs as of December 31, 2012 is as follows, (net carrying amount in millions):

Entity	Piedmont’s % Ownership of Entity	Related Building	Consolidated/ Unconsolidated	Net Carrying Amount as of December 31, 2012	Net Carrying Amount as of December 31, 2011	Primary Beneficiary Considerations
1201 Eye Street NW Associates, LLC	49.5%	1201 Eye Street	Consolidated	$(5.7)	$(3.4)
In accordance with the partnership’s governing documents, Piedmont is entitled to 100% of the cash flow of the entity and has sole discretion in directing the management and leasing activities of the building.

1225 Eye Street NW Associates, LLC	49.5%	1225 Eye Street	Consolidated	$(0.1)	$0.6
In accordance with the partnership’s governing documents, Piedmont is entitled to 100% of the cash flow of the entity and has sole discretion in directing the management and leasing activities of the building.

Piedmont Multi-State Owner, LLC	100%	1200 Crown Colony Drive	Consolidated	$33.2	$28.0
In accordance with a tenant's lease, if Piedmont sells the property on or before March 2013, then the tenant would be entitled to an equity participation fee; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Piedmont 500 W. Monroe Fee, LLC	100%	500 W. Monroe	Consolidated	$194.0	$76.9
The Omnibus Agreement with the previous owner includes equity participation rights for the previous owner, if certain financial returns are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Suwanee Gateway One, LLC	100%	Suwanee Gateway One	Consolidated	$7.6	$7.7
The fee agreement includes equity participation rights for the incentive manager, if certain returns on investment are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Medici Atlanta, LLC	100%	The Medici	Consolidated	$13.7	$13.0
The fee agreement includes equity participation rights for the incentive manager, if certain returns on investment are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

400 TownPark, LLC	100%	400 TownPark	Consolidated	$23.5	$23.7
The fee agreement includes equity participation rights for the incentive manager, if certain returns on investment are achieved; however, Piedmont has sole decision making authority and is entitled to the economic benefits of the property until such returns are met.

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
A detail of Piedmont’s interest rate derivatives outstanding as of December 31, 2012 is as follows:

Interest Rate Derivatives:	Notional Amount (in millions)	Effective Date	Maturity Date
Interest rate swap	$125	11/22/2011	11/22/2016
Interest rate swap	$75	11/22/2011	11/22/2016
Interest rate swap	$50	11/22/2011	11/22/2016
Interest rate swap	$50	11/22/2011	11/22/2016
Interest rate swap	$70	3/3/2014	3/3/2024
Total	$370

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
All of Piedmont's interest rate swap agreements outstanding for the periods presented were designated as cash flow hedges of interest rate risk. As such, the effective portion of the changes in the fair value of these derivatives was recorded in other comprehensive income ("OCI") and subsequently reclassified into the accompanying consolidated statements of income for the years ended December 31, 2012, 2011, and 2010, respectively, as follows (in thousands):

Derivative in Cash Flow Hedging Relationships (Interest Rate Swaps and Caps)	2012	2011	2010
Amount of loss recognized in OCI on derivatives	$7,656	$3,064	$1,529
Amount of previously recorded loss reclassified from accumulated OCI into interest expense	$(3,033)	$(1,218)	$(4,704)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement of Financial Instruments [Abstract]
Fair Value, by Balance Sheet Grouping
The following table sets forth the carrying and estimated fair value for each of Piedmont’s financial instruments as of December 31, 2012 and 2011, respectively (in thousands):

	2012			2011
Financial Instrument	Carrying Value	Estimated Fair Value	Level Within Fair Value Hierarchy	Carrying Value	Estimated Fair Value
Assets:
Cash and cash equivalents(1)	$12,957	$12,957	Level 1	$139,690	$139,690
Tenant and notes receivables, net(1)	$147,337	$147,337	Level 1	$129,523	$129,523
Restricted cash and escrows(1)	$334	$334	Level 1	$9,039	$9,039
Interest rate swap asset	$1,075	$1,075	Level 2	$—	$—
Liabilities:
Accounts payable and accrued expenses(1)	$23,113	$23,113	Level 1	$14,637	$14,637
Interest rate swap liability	$8,235	$8,235	Level 2	$2,537	$2,537
Line of credit and notes payable	$1,416,525	$1,470,002	Level 2	$1,472,525	$1,529,811

(1)	For the periods presented, the carrying value approximates estimated fair value due to its short-term maturity.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Letters of Credit
As of December 31, 2012, Piedmont was subject to the following letters of credit, which reduce the total outstanding capacity under its $500 Million Unsecured Line of Credit:

Amount	Expiration of Letter of Credit (1)
$10,000,000	July 2013
$9,033,164	July 2013
$382,556	July 2013

(1)	These letter of credit agreements contain an “evergreen” clause, which automatically renews for consecutive, one-year periods each anniversary, subject to certain limitations.

Schedule of Future Minimum Rental Payments for Operating Leases
The aggregate remaining payments required under the terms of these operating leases as of December 31, 2012 are presented below (in thousands):

2013	$750
2014	750
2015	750
2016	750
2017	750
Thereafter	74,119
Total	$77,869

Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Schedule of Nonvested Share Activity
A rollforward of Piedmont's deferred stock award activity for the year ended December 31, 2012 is as follows:

	Unvested Deferred Stock Awards as of January 1, 2012	Deferred Stock Awards Granted During Fiscal Year 2012	Adjustment to Estimated Future Grants of Performance Share Awards During the 2012	Deferred Stock Awards Vested During Fiscal Year 2012	Deferred Stock Awards Forfeited During Fiscal Year 2012	Unvested Deferred Stock Awards as of December 31, 2012
Shares	511,203	229,135	(159,474)	(255,258)	(6,713)	318,893
Weighted-Average Grant Date Fair Value	$21.67	$17.53	$23.64	$20.89	$18.52	$18.41

The following table provides additional information regarding stock award activity during the years ended December 31, 2012, 2011, and 2010 (in thousands except for per share data):

	2012	2011	2010
Weighted-Average Grant Date Fair Value for Shares Granted During the Year	$17.53	$19.03	$22.54
Total Grant Date Fair Value of Shares Vested During the Year	$5,331	$5,405	$4,789
Share-based Liabilities Paid(1)	$798	$851	$—

(1)	Amounts reflect the issuance of performance share awards during the period.

Schedule of Outstanding Employee Deferred Stock Awards
A detail of Piedmont’s outstanding employee deferred stock awards as of December 31, 2012 is as follows:

Date of grant	Type of Award	Net Shares Granted (1)		Grant Date Fair Value	Vesting Schedule	Unvested Shares as of December 31, 2012
May 11, 2010	2010-2012 Performance Share Program	56,875	(2)	$28.44	Shares vest immediately upon determination of award in 2013.	5,266	(3)
May 24, 2010	Annual Deferred Stock Award	161,148		$18.71	Of the shares granted, 25% vested on the date of grant, and 25% vested or will vest on May 24, 2011, 2012, and 2013, respectively.	52,964
May 24, 2010	One-Time, Special Deferred Stock Award in Recognition of Piedmont's Initial Public Offering	40,085		$18.71	Of the shares granted, 33.33% vested or will vest on May 24, 2011, 2012, and 2013, respectively.	17,457
April 5, 2011	Annual Deferred Stock Award	128,986		$19.40	Of the shares granted, 25% vested on the date of grant, and 25% will vest on April 5, 2012, 2013, and 2014, respectively.	74,496
April 5, 2011	2011-2013 Performance Share Program	—		$18.27	Shares vest immediately upon award in 2014.	—	(3)
April 4, 2012	Annual Deferred Stock Award	209,876		$17.49	Of the shares granted, 25% vested on the date of grant, and 25% will vest on April 4, 2013, 2014, and 2015, respectively.	168,710
April 4, 2012	2012-2014 Performance Share Program	—		$17.42	Shares vest immediately upon determination of award in 2015.	—	(3)
Total						318,893

(1)	Amounts reflect the total grant, net of shares surrendered upon vesting to satisfy required minimum tax withholding obligations through December 31, 2012.

(2)	Represents shares granted pursuant to the first and second interim performance periods ended December 31, 2010 and 2011, respectively.

(3)
Estimated based on Piedmont's cumulative total stockholder return relative to a predetermined peer group's cumulative total stockholder return for the respective performance period as of December 31, 2012. Such estimates are subject to change in future periods based on both Piedmont's and its peers' stock performance and dividends paid.

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares
The following table reconciles the denominator for the basic and diluted earnings per share computations shown on the consolidated statements of operations for the years ended December 2012, 2011, and 2010 (in thousands):

	2012	2011	2010
Weighted-average common shares—basic	170,312	172,765	170,753
Plus incremental weighted-average shares resulting from the assumed conversion of time-vested restricted stock awards	129	216	214
Weighted-average common shares—diluted	170,441	172,981	170,967

Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The future minimum rental income from Piedmont’s investment in real estate assets under non-cancelable operating leases, excluding unconsolidated joint ventures, as of December 31, 2012, is presented below (in thousands):

Years ending December 31:
2013	$377,746
2014	349,565
2015	346,084
2016	310,798
2017	290,158
Thereafter	1,384,133
Total	$3,058,484

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Results Of Operations
(in thousands):

Building Sold		Location	Date of Sale		Gain/(Loss) on Sale	Net Sales Proceeds
111 Sylvan Avenue	(1)	Englewood Cliffs, New Jersey	December 8, 2010		$(817)	$51,637
Eastpointe Corporate Center		Issaquah, Washington	July 1, 2011		$12,152	$31,704
5000 Corporate Court		Holtsville, New York	August 31, 2011		$14,367	$36,100
35 West Wacker Drive	(2)	Chicago, Illinois	December 15, 2011		$96,138	$223,981
Portland Portfolio	(3)	Beaverton, Oregon	March 19, 2012		$17,823	$43,832
26200 Enterprise Way		Lake Forest, California	May 31, 2012		$10,013	$24,412
110 & 112 Hidden Lake Circle Buildings		Duncan, South Carolina	September 21, 2012		$(259)	$25,595
1111 Durham Avenue	(4)	South Plainfield, New Jersey	March 28, 2013	(4)	$—	$3,403
1200 Enclave Parkway	(5)	Houston, Texas	May 1, 2013	(5)	N/A	N/A

(1)
Piedmont reclassified the operational results of the property, including a $9.6 million impairment charge that resulted from adjusting the assets to fair value, as discontinued operations in the accompanying 2010 statement of operations. The fair value measurement used in the evaluation of this non-financial asset was considered to be a Level 1 valuation within the fair value hierarchy as defined by GAAP, as there were direct observations and transactions involving the asset (i.e. the asset was sold to a third-party purchaser).

(2)	Piedmont sold its approximate 96.5% ownership in the property. Transaction data above is presented at Piedmont's ownership percentage.

(3)
The Portland Portfolio consisted of four office properties known as the Deschutes building, the Rhein building, the Rogue building, and the Willamette building, as well as 18.19 acres of adjoining, undeveloped land.

(4)
On March 28, 2013, Piedmont sold the 1111 Durham Avenue building. As such, in accordance with GAAP, Piedmont reclassified the building from real estate assets held-for-use to real estate assets held-for-sale, and the operational results of the property as income from discontinued operations for prior periods to conform with current period presentation.

(5)
On May 1, 2013, Piedmont sold the 1200 Enclave Parkway building. As such, in accordance with GAAP, Piedmont reclassified the building from real estate assets held-for-use to real estate assets held-for-sale, and the operational results of the property as income from discontinued operations for prior periods to conform with current period presentation.

Disclosure of Long Lived Assets Held-for-sale
The details comprising assets held for sale, consisting solely of the 1111 Durham Avenue building and the 1200 Enclave Parkway building, are presented below (in thousands):

	December 31, 2012	December 31, 2011
Real estate assets held for sale, net:
Land	$7,188	$7,188
Building and improvements, less accumulated depreciation of $9,327 and $7,774 as of December 31, 2012 and 2011, respectively	26,782	21,931
Intangible lease assets, less accumulated amortization of $0 and $85 as of December 31, 2012 and 2011, respectively	—	94
Construction in progress	—	102
Total real estate assets held for sale, net	$33,970	$29,315

Other assets held for sale:
Straight-line rent	$2,189	$243
Deferred lease costs, less accumulated amortization of $207 and $1,788 as of December 31, 2012 and 2011, respectively	3,038	1,680
Total other assets held for sale, net	$5,227	$1,923

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The details comprising income from discontinued operations are presented below (in thousands):

	Years Ended December 31,
	2012	2011	2010
Revenues:
Rental income	$9,125	$40,912	$50,000
Tenant reimbursements	1,134	20,168	21,852
Lease termination income	—	304	2,760
	10,259	61,384	74,612
Expenses:
Property operating costs	4,455	25,431	26,059
Depreciation	2,401	8,154	10,100
Amortization of deferred leasing costs	653	5,957	7,617
General and administrative expenses	45	(169)	508
	7,554	39,373	44,284
Other income (expense):
Interest expense	—	(5,932)	(6,274)
Interest and other income	—	(91)	2
Net income attributable to noncontrolling interest	—	(453)	(516)
	—	(6,476)	(6,788)
Operating income, excluding impairment loss and gain/(loss) on sale of real estate assets	2,705	15,535	23,540
Impairment loss	—	—	(9,587)
Gain/(loss) on sale of real estate assets	27,577	122,657	(817)
Income from discontinued operations	$30,282	$138,192	$13,136

Supplemental Disclosures of Noncash Activities (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Significant noncash investing and financing activities for the years ended December 31, 2012, 2011, and 2010 (in thousands) are outlined below:

	2012	2011	2010
Accrued capital expenditures and deferred lease costs	$12,598	$8,218	$8,047
Change in accrued offering costs related to issuance of common stock	$(567)	$227	$1,370
Net assets assumed upon consolidation of variable interest entity, net of notes receivable previously recorded	$—	$188,283	$—
Liabilities assumed upon consolidation of variable interest entity	$—	$191,814	$—
Redeemable common stock	$—	$—	$75,164

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Tax Basis Income
Piedmont’s income tax basis net income for the years ended December 31, 2012, 2011, and 2010, is calculated as follows (in thousands):

	2012	2011	2010
GAAP basis financial statement net income	$93,204	$225,041	$120,379
Increase (decrease) in net income resulting from:
Depreciation and amortization expense for financial reporting purposes in excess of amounts for income tax purposes	35,125	47,346	29,892
Rental income accrued for income tax purposes less than amounts for financial reporting purposes	(10,422)	(9,380)	(528)
Net amortization of above/below-market lease intangibles for financial reporting purposes in excess of amounts for income tax purposes	(5,324)	(6,605)	(5,573)
Gain on disposal of property for financial reporting purposes in excess of amounts for income tax purposes	(7,967)	(66,410)	(9,254)
Taxable income of Piedmont Washington Properties, Inc., in excess of amount for financial reporting purposes	2,662	4,515	5,096
Other expenses for financial reporting purposes in excess of amounts for income tax purposes	14,361	(2,072)	9,570
Income tax basis net income, prior to dividends paid deduction	$121,639	$192,435	$149,582

Schedule of Characterization Of Dividends To Common Stockholders
For income tax purposes, dividends to common stockholders are characterized as ordinary income, capital gains, or as a return of a stockholder’s invested capital. The composition of Piedmont’s distributions per common share is presented below:

	2012	2011	2010
Ordinary income	73%	61%	69%
Capital gains	16%	27%	—
Return of capital	11%	12%	31%
	100%	100%	100%

Quarterly Results (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
A summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011, is presented below (in thousands, except per-share data). The amounts presented may have been restated from previous period presentations due to reclassifications related to discontinued operations (see Note 14 for further detail).

	2012
	First	Second	Third		Fourth
Revenues	$131,086	$131,652	$133,279		$133,512
Real estate operating income	$34,672	$35,694	$33,967		$34,541
Income from continuing operations	$18,401	$20,282	$10,926	(1)	$13,328	(2)
Income from discontinued operations	$18,829	$10,430	$(91)		$1,114
Net income attributable to Piedmont	$37,227	$30,708	$10,831		$14,438
Basic earnings per share	$0.22	$0.18	$0.06		$0.09
Diluted earnings per share	$0.22	$0.18	$0.06		$0.09
Dividends per share	$0.2000	$0.2000	$0.2000		$0.2000

(1)	Includes $7.5 million of litigation settlement expense related to agreements in principle to settle Piedmont's two outstanding class action lawsuits.

(2)	Includes $5.2 million in net casualty loss due to damage and related expenses incurred as a result of Hurricane Sandy.

	2011
	First	Second	Third	Fourth
Revenues	$129,407	$134,106	$131,464	$134,686
Real estate operating income	$39,921	$35,979	$36,961	$32,764
Income from continuing operations	$29,924	$17,946	$21,140	$17,854
Income from discontinued operations	$4,047	$3,085	$29,890	$101,170
Net income attributable to Piedmont	$33,967	$21,028	$51,026	$119,020
Basic earnings per share	$0.20	$0.12	$0.30	$0.68
Diluted earnings per share	$0.20	$0.12	$0.29	$0.69
Dividends per share	$0.3150	$0.3150	$0.3150	$0.3150

Guarantor and Non-Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Guarantor and Non-Guarantor Financial Information [Abstract]
Condensed Consolidated Balance Sheets

Condensed Consolidated Balance Sheets
As of December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Real estate assets, at cost:
Land	$90,239	$—	$532,109	$—	$622,348
Buildings and improvements, less accumulated depreciation	522,054	—	2,359,242	—	2,881,296
Intangible lease assets, less accumulated amortization	3,266	—	51,479	—	54,745
Construction in progress	1,056	—	19,317	—	20,373
Real estate assets held for sale, net	10,223	—	23,747	—	33,970
Total real estate assets	626,838	—	2,985,894	—	3,612,732
Investments in and amounts due from unconsolidated joint ventures	37,689	—	—	—	37,689
Cash and cash equivalents	62,371	239	—	(49,653)	12,957
Tenant receivables, net	34,286	—	110,862	—	145,148
Advances to affiliates	554,329	1,300,157	(931,733)	(922,753)	—
Notes receivable	160,000	2,500	23,890	(186,390)	—
Prepaid expenses, restricted cash, escrows, and other assets	4,219	15	10,070	(948)	13,356
Goodwill	180,097	—	—	—	180,097
Interest rate swap	1,075	—	—	—	1,075
Deferred financing costs, net	4,292	—	2,162	—	6,454
Deferred lease costs, net	31,357	—	208,783	—	240,140
Other assets held for sale, net	—	—	5,227	—	5,227
Total assets	$1,696,553	$1,302,911	$2,415,155	$(1,159,744)	$4,254,875
Liabilities:
Line of credit and notes payable	$452,890	$—	$1,150,025	$(186,390)	$1,416,525
Accounts payable, accrued expenses, and accrued capital expenditures	20,444	644	156,776	(50,601)	127,263
Advances from affiliates	274,158	568,093	147,783	(990,034)	—
Deferred income	5,991	—	15,561	—	21,552
Intangible lease liabilities, net	24	—	40,781	—	40,805
Interest rate swaps	8,235	—	—	—	8,235
Total liabilities	761,742	568,737	1,510,926	(1,227,025)	1,614,380
Stockholders’ Equity:
Common stock	—	1,676	—	—	1,676
Additional paid-in capital	—	3,667,051	—	—	3,667,051
Cumulative distributions in excess of earnings	941,971	(2,934,553)	902,620	67,281	(1,022,681)
Other comprehensive loss	(7,160)	—	—	—	(7,160)
Piedmont stockholders’ equity	934,811	734,174	902,620	67,281	2,638,886
Noncontrolling interest	—	—	1,609	—	1,609
Total stockholders’ equity	934,811	734,174	904,229	67,281	2,640,495
Total liabilities and stockholders’ equity	$1,696,553	$1,302,911	$2,415,155	$(1,159,744)	$4,254,875

Condensed Consolidated Balance Sheets
As of December 31, 2011
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Real estate assets, at cost:
Land	$105,124	$—	$527,884	$—	$633,008
Buildings and improvements, less accumulated depreciation	570,587	—	2,374,736	—	2,945,323
Intangible lease assets, less accumulated amortization	4,428	—	74,727	—	79,155
Construction in progress	5,862	—	11,388	—	17,250
Real estate assets held for sale, net	11,139	—	18,176	—	29,315
Total real estate assets	697,140	—	3,006,911	—	3,704,051
Investments in and amounts due from unconsolidated joint ventures	38,969	—	—	—	38,969
Cash and cash equivalents	166,920	139	—	(27,369)	139,690
Tenant receivables, net	31,311	—	97,969	—	129,280
Advances to affiliates	150,365	1,315,942	(813,861)	(652,446)	—
Notes receivable	160,000	—	23,890	(183,890)	—
Prepaid expenses, restricted cash, escrows, and other assets	4,346	172	15,365	(933)	18,950
Goodwill	180,097	—	—	—	180,097
Deferred financing costs, net	2,422	—	3,555	—	5,977
Deferred lease costs, net	37,824	—	191,073	—	228,897
Other assets held for sale, net	685	—	1,238	—	1,923
Total assets	$1,470,079	$1,316,253	$2,526,140	$(864,638)	$4,447,834
Liabilities:
Line of credit and notes payable	$323,890	$—	$1,332,525	$(183,890)	$1,472,525
Accounts payable, accrued expenses, and accrued capital expenditures	20,737	1,038	129,515	(28,304)	122,986
Advances from affiliates	233,209	359,249	104,551	(697,009)	—
Deferred income	6,862	—	20,459	—	27,321
Intangible lease liabilities, net	48	—	48,989	—	49,037
Interest rate swaps	2,537	—	—	—	2,537
Total liabilities	587,283	360,287	1,636,039	(909,203)	1,674,406
Stockholders’ Equity:
Common stock	—	1,726	—	—	1,726
Additional paid-in capital	—	3,663,662	—	—	3,663,662
Cumulative distributions in excess of earnings	885,333	(2,709,422)	888,492	44,565	(891,032)
Other comprehensive loss	(2,537)	—	—	—	(2,537)
Piedmont stockholders’ equity	882,796	955,966	888,492	44,565	2,771,819
Noncontrolling interest	—	—	1,609	—	1,609
Total stockholders’ equity	882,796	955,966	890,101	44,565	2,773,428
Total liabilities and stockholders’ equity	$1,470,079	$1,316,253	$2,526,140	$(864,638)	$4,447,834

Condensed Consolidated Statements of Income

Condensed Consolidated Statements of Income
For the year ended December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$75,523	$—	$347,146	$(3,606)	$419,063
Tenant reimbursements	17,495	—	89,701	(47)	107,149
Property management fee revenue	13,982	—	344	(12,008)	2,318
Other rental income	639	—	360	—	999
	107,639	—	437,551	(15,661)	529,529
Expenses:
Property operating costs	37,246	—	187,267	(15,472)	209,041
Depreciation	24,345	—	86,903	—	111,248
Amortization	5,562	—	44,038	—	49,600
General and administrative	19,804	294	23,574	(22,906)	20,766
	86,957	294	341,782	(38,378)	390,655
Real estate operating income	20,682	(294)	95,769	22,717	138,874
Other income (expense):
Interest expense	(12,530)	—	(63,807)	11,314	(65,023)
Interest and other income	12,226	15	(94)	(11,314)	833
Litigation settlement expense	(7,500)	—	—	—	(7,500)
Net casualty loss	(5,195)	—	25	—	(5,170)
Equity in income of unconsolidated joint ventures	923	—	—	—	923
	(12,076)	15	(63,876)	—	(75,937)
Income from continuing operations	8,606	(279)	31,893	22,717	62,937
Discontinued operations:
Operating income, excluding impairment loss	2,423	—	282	—	2,705
Gain/(loss) on sale of real estate assets	27,577	—	—	—	27,577
Income from discontinued operations	30,000	—	282	—	30,282
Net income	38,606	(279)	32,175	22,717	93,219
Less: Net income attributable to noncontrolling interest	—	—	(15)	—	(15)
Net income attributable to Piedmont	$38,606	$(279)	$32,160	$22,717	$93,204

Condensed Consolidated Statements of Income
For the year ended December 31, 2011
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$70,943	$—	$339,082	$(957)	$409,068
Tenant reimbursements	19,003	—	95,313	(39)	114,277
Property management fee revenue	14,235	—	274	(12,925)	1,584
Other rental income	817	—	3,917	—	4,734
	104,998	—	438,586	(13,921)	529,663
Expenses:
Property operating costs	41,123	—	175,202	(12,981)	203,344
Depreciation	22,038	—	79,538	—	101,576
Amortization	4,898	—	49,147	—	54,045
General and administrative	25,030	(50)	24,570	(24,477)	25,073
	93,089	(50)	328,457	(37,458)	384,038
Real estate operating income	11,909	50	110,129	23,537	145,625
Other income (expense):
Interest expense	(8,991)	—	(68,026)	11,200	(65,817)
Interest and other income	11,975	—	2,091	(11,200)	2,866
Equity in income of unconsolidated joint ventures	1,619	—	—	—	1,619
Gain on consolidation of variable interest entity	—	—	1,532	—	1,532
Gain on extinguishment of debt	—	—	1,039	—	1,039
	4,603	—	(63,364)	—	(58,761)
Income from continuing operations	16,512	50	46,765	23,537	86,864
Discontinued operations:
Operating income, excluding impairment loss	4,028	—	11,507	—	15,535
Gain/(loss) on sale of real estate assets	12,152	—	110,505	—	122,657
Income from discontinued operations	16,180	—	122,012	—	138,192
Net income	32,692	50	168,777	23,537	225,056
Less: Net income attributable to noncontrolling interest	—	—	(15)	—	(15)
Net income attributable to Piedmont	$32,692	$50	$168,762	$23,537	$225,041

Condensed Consolidated Statements of Income
For the year ended December 31, 2010
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Rental income	$73,566	$—	$324,981	$(13)	$398,534
Tenant reimbursements	19,172	—	94,127	(8)	113,291
Property management fee revenue	15,155	—	262	(12,205)	3,212
Other rental income	3,610	—	1,423	—	5,033
	111,503	—	420,793	(12,226)	520,070
Expenses:
Property operating costs	40,784	—	163,134	(11,305)	192,613
Depreciation	22,019	—	72,370	—	94,389
Amortization	5,070	—	32,245	—	37,315
General and administrative	27,224	248	22,737	(22,081)	28,128
	95,097	248	290,486	(33,386)	352,445
Real estate operating income	16,406	(248)	130,307	21,160	167,625
Other income (expense):
Interest expense	(14,657)	—	(63,029)	11,200	(66,486)
Interest and other income	15,235	—	(549)	(11,200)	3,486
Equity in income of unconsolidated joint ventures	2,633	—	—	—	2,633
	3,211	—	(63,578)	—	(60,367)
Income from continuing operations	19,617	(248)	66,729	21,160	107,258
Discontinued operations:
Operating income, excluding impairment loss	7,230	—	16,310	—	23,540
Impairment loss	—	—	(9,587)	—	(9,587)
Gain/(loss) on sale of real estate assets	—	—	(817)	—	(817)
Income from discontinued operations	7,230	—	5,906	—	13,136
Net income	26,847	(248)	72,635	21,160	120,394
Less: Net income attributable to noncontrolling interest	—	—	(15)	—	(15)
Net income attributable to Piedmont	$26,847	$(248)	$72,620	$21,160	$120,379

Condensed Consolidated Statements of Cash Flows

Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2012
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$46,213	$2,215	$152,107	$22,717	$223,252

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(20,763)	—	(87,724)	—	(108,487)
Intercompany note receivable	—	(2,500)	—	2,500	—
Net sales proceeds from wholly-owned properties and consolidated joint venture	93,839	—	—	—	93,839
Investments in unconsolidated joint ventures	(136)	—	—	—	(136)
Deferred lease costs paid	(4,135)	—	(46,884)	—	(51,019)
Net cash (used in)/provided by investing activities	68,805	(2,500)	(134,608)	2,500	(65,803)
Cash Flows from Financing Activities:
Deferred financing costs paid	(3,125)	—	—	—	(3,125)
Proceeds from line of credit and notes payable	409,000	—	—	—	409,000
Repayments from line of credit and notes payable	(280,000)	—	(185,000)	—	(465,000)
Intercompany note payable	—	—	2,500	(2,500)	—
Net (costs of)/proceeds from issuance of common stock	—	(229)	—	—	(229)
Repurchases of common stock as part of announced program	—	(88,450)	—	—	(88,450)
Intercompany distributions	(345,442)	225,426	165,017	(45,001)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(136,362)	(16)	—	(136,378)
Net cash provided by/(used in) financing activities	(219,567)	385	(17,499)	(47,501)	(284,182)
Net (decrease)/increase in cash and cash equivalents	(104,549)	100	—	(22,284)	(126,733)
Cash and cash equivalents, beginning of year	166,920	139	—	(27,369)	139,690
Cash and cash equivalents, end of year	$62,371	$239	$—	$(49,653)	$12,957

Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2011
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$48,984	$2,375	$195,446	$23,538	$270,343

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(15,856)	—	(199,753)	—	(215,609)
Cash assumed upon consolidation of variable interest entity	—	—	5,063	—	5,063
Net sales proceeds from wholly-owned properties and consolidated joint venture	31,704	—	260,081	—	291,785
Net sales proceeds received from unconsolidated joint ventures	3,036	—	—	—	3,036
Investments in unconsolidated joint ventures	(151)	—	—	—	(151)
Liquidation of noncontrolling interest upon sale of consolidated joint venture	—	—	(95)	—	(95)
Deferred lease costs paid	(11,082)	—	(39,215)	—	(50,297)
Net cash (used in)/provided by investing activities	7,651	—	26,081	—	33,732
Cash Flows from Financing Activities:
Deferred financing costs paid	(2,717)	—	(650)	—	(3,367)
Proceeds from line of credit and notes payable	829,000	—	—	—	829,000
Repayments from line of credit and notes payable	(779,000)	—	(43,875)	—	(822,875)
Intercompany note payable	(53,000)	—	53,000	—	—
Net (costs of)/proceeds from issuance of common stock	—	(252)	—	—	(252)
Repurchases of common stock as part of announced program	—	(3,244)	—	—	(3,244)
Intercompany distributions	54,486	218,322	(227,595)	(45,213)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(217,958)	(2,407)	—	(220,365)
Net cash provided by/(used in) financing activities	48,769	(3,132)	(221,527)	(45,213)	(221,103)
Net (decrease)/increase in cash and cash equivalents	105,404	(757)	—	(21,675)	82,972
Cash and cash equivalents, beginning of year	61,516	896	—	(5,694)	56,718
Cash and cash equivalents, end of year	$166,920	$139	$—	$(27,369)	$139,690

Condensed Consolidated Statements of Cash Flows
For the year ended December 31, 2010
(in thousands)	Issuer	Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Cash Provided by Operating Activities	$56,876	$2,539	$195,177	$21,158	$275,750

Cash Flows from Investing Activities:
Investment in real estate assets and real estate intangibles, net of accruals	(5,745)	—	(108,402)	—	(114,147)
Net sales proceeds from wholly-owned properties and consolidated joint venture	—	—	51,637	—	51,637
Net sales proceeds received from unconsolidated joint ventures	189	—	—	—	189
Investments in unconsolidated joint ventures	(173)	—	—	—	(173)
Deferred lease costs paid	(6,885)	—	(10,815)	—	(17,700)
Net cash (used in)/provided by investing activities	(12,614)	—	(67,580)	—	(80,194)
Cash Flows from Financing Activities:
Deferred financing costs paid	(710)	—	—	—	(710)
Proceeds from line of credit and notes payable	25,000	—	—	—	25,000
Repayments from line of credit and notes payable	(139,000)	—	—	—	(139,000)
Intercompany note payable	(500)	—	500	—	—
Net (costs of)/proceeds from issuance of common stock	—	185,774	—	—	185,774
Redemptions of common stock	—	(2,918)	—	—	(2,918)
Intercompany distributions	122,401	32,473	(128,082)	(26,792)	—
Dividends paid to stockholders and distributions to noncontrolling interest	—	(216,973)	(15)	—	(216,988)
Net cash provided by/(used in) financing activities	7,191	(1,644)	(127,597)	(26,792)	(148,842)
Net (decrease)/increase in cash and cash equivalents	51,453	895	—	(5,634)	46,714
Cash and cash equivalents, beginning of year	10,063	1	—	(60)	10,004
Cash and cash equivalents, end of year	$61,516	$896	$—	$(5,694)	$56,718

Organization (Details)	12 Months Ended
Dec. 31, 2012 subsidiary area
Real Estate Properties [Line Items]
Number Of Wholly Owned Subsidiaries	2
Number of metropolitan areas	17
Unconsolidated Joint Venture [Member]
Real Estate Properties [Line Items]
Number of real estate properties	5
Office properties [Member]
Real Estate Properties [Line Items]
Number of real estate properties	74
Area of real estate property	20,500,000
Real Estate Properties Leased, Percent	87.50%

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 lawsuit joint_venture	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Number Of unconsolidated joint venture partnerships		3
Amortization expense related to Intangible Lease Origination Costs and Absorption Period Costs		$ 36,151,000	$ 48,013,000	$ 34,660,000
Amortization of Above-Market and Below-Market In-Place Lease intangibles as a net increase to rental revenues		5,678,000	7,065,000	5,788,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Total		54,745,000	79,155,000
Recoveries of bad debts			(400,000)
Provision for doubtful accounts		0		800,000
Amortization of deferred financing costs and fair market value adjustments on notes payable		2,600,000	3,200,000	2,600,000
Amortization of deferred lease costs		29,800,000	30,000,000	26,800,000
Amortization of lease incentive		2,500,000	3,700,000	3,400,000
Amortization of debt discount (premium)		0	1,400,000	0
Shares-in-trust, shares authorized		150,000,000	150,000,000
Preferred stock, shares authorized		100,000,000	100,000,000
Common stock, shares authorized		750,000,000	750,000,000
Common stock, par value		$ 0.01	$ 0.01
Stock repurchase program, authorized amount		300,000,000
Stock repurchase program, remaining authorized repurchase amount		208,000,000
Dividend reinvestment plan, shareholders discount		2.00%
Number of lawsuits as defendant		2
Litigation settlement charge	7,500,000	7,500,000	0	0
Minimum [Member]
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Real estate investment trust status required taxable income distribution rate		90.00%
Building [Member]
Significant Accounting Policies [Line Items]
Useful life		40 years
Building Improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life		5 years
Building Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life		25 years
Land Improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life		20 years
Land Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life		25 years
Furniture, fixtures, and equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life		3 years
Furniture, fixtures, and equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life		5 years
Piedmont Office Holdings, Inc [Member]
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Income Tax Expense (Benefit)		8,500
Consolidated Joint Venture [Member]
Significant Accounting Policies [Line Items]
Number of real estate properties		3
Unconsolidated Joint Venture [Member]
Significant Accounting Policies [Line Items]
Number of real estate properties		5
Above-Market In-Place Lease Assets [Member]
Significant Accounting Policies [Line Items]
Intangible Lease Assets		21,468,000		33,687,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013		1,772,000
2014		1,581,000
2015		1,480,000
2016		1,418,000
2017		770,000
Thereafter		324,000
Total		7,345,000
Weighted-Average Amortization Period (in years)		5 years
Absorption Period Costs [Member]
Significant Accounting Policies [Line Items]
Intangible Lease Assets		101,217,000		164,802,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013		8,292,000
2014		6,897,000
2015		6,545,000
2016		6,152,000
2017		5,502,000
Thereafter		14,012,000
Total		47,400,000
Weighted-Average Amortization Period (in years)		8 years
Lease Origination Costs [Member]
Significant Accounting Policies [Line Items]
Intangible Lease Assets		116,995,000		146,345,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013		9,606,000
2014		8,180,000
2015		7,543,000
2016		7,124,000
2017		6,820,000
Thereafter		19,863,000
Total		59,136,000
Weighted-Average Amortization Period (in years)		8 years
Below Market Leases [Member]
Significant Accounting Policies [Line Items]
Intangible Lease Liabilities		81,736,000		113,018,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013		6,192,000
2014		5,280,000
2015		4,769,000
2016		4,718,000
2017		4,685,000
Thereafter		15,161,000
Total		40,805,000
Weighted-Average Amortization Period (in years)		8 years
Common Area Maintenance Costs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Amortization of deferred lease costs		$ 1,600,000	$ 1,300,000	$ 700,000

Acquisitions (Details) (UNDEVELOPED LAND PARCELS [Member], USD $) In Millions, unless otherwise specified	Oct. 15, 2012 acre sqft	Jun. 28, 2012 sqft acre
UNDEVELOPED LAND PARCELS [Member]
Business Acquisition [Line Items]
Purchase Price	$ 1.7	$ 2.5
Area of land	3	2.01
Area of real estate property	113,000	249,000

Tenant Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tenant Receivables [Abstract]
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and 2011, respectively	$ 25,039	$ 24,722
Cumulative rental revenue recognized on a straight-line basis in excess of cash received in accordance with lease terms	120,109	104,558
Tenant receivables	145,148	129,280
Allowance for Doubtful Accounts Receivable	$ 346	$ 631

Unconsolidated Joint Ventures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment [Line Items]
Equity Method Investments	$ 37,226	$ 38,181
Fund XIII And REIT Joint Venture [Member]
Investment [Line Items]
Equity Method Investment, Ownership Percentage	72.00%
Equity Method Investments	18,814	19,180
Fund XII REIT and Joint Venture [Member]
Investment [Line Items]
Equity Method Investment, Ownership Percentage	55.00%
Equity Method Investments	15,813	16,329
Fund Xl Xll and REIT Joint Venture [Member]
Investment [Line Items]
Equity Method Investment, Ownership Percentage	57.00%
Equity Method Investments	$ 2,599	$ 2,672

Line of Credit and Notes Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Net borrowings	$ 129,000,000
Line of credit and notes payable, outstanding	1,416,525,000	[1]	1,472,525,000	[1]
Weighted average interest rate	4.30%	[1],[2]	4.29%	[2],[3]
Interest payments on debt facilities	62,600,000		66,700,000		70,200,000
Secured Debt [Member]
Debt Instrument [Line Items]
Line of credit and notes payable, outstanding	987,525,000	[1]	1,172,525,000	[1]
Weighted average interest rate	5.17%	[1],[2]
Unsecured Debt [Member]
Debt Instrument [Line Items]
Line of credit and notes payable, outstanding	429,000,000	[1]	300,000,000	[1]
Weighted average interest rate	2.30%	[1],[2]
$500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	500,000,000
Maturity period	4 years
Number of extension periods	2
Extension period	6 months
Option to increase borrowing capacity, amount	500,000,000
Maximum borrowing capacity	1,000,000,000
Spread on variable rate	1.18%
Rate	1.39%	[2],[3]
Line of credit and notes payable, outstanding	129,000,000		0
LIBOR Interest Rate In Effect	0.22%
$500 Million Unsecured Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	500,000,000
$45.0 Million Fixed-Rate Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	45,000,000
Repayments of secured debt	45,000,000
Rate	5.20%	[2]
Line of credit and notes payable, outstanding	0		45,000,000
$200.0 Million Mortgage Note [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	200,000,000
Rate	4.87%	[2]
Line of credit and notes payable, outstanding	200,000,000		200,000,000
$25.0 Million Mortgage Note [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	25,000,000
Rate	5.70%	[2]
Line of credit and notes payable, outstanding	25,000,000		25,000,000
$350.0 Million Secured Pooled Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	350,000,000
Rate	4.84%	[2],[4]
Line of credit and notes payable, outstanding	350,000,000	[4]	350,000,000	[4]
Number of properties In collateralized pool	9
$105.0 Million Fixed-Rate Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	105,000,000
Rate	5.29%	[2]
Line of credit and notes payable, outstanding	105,000,000		105,000,000
$125.0 Million Fixed-Rate Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	125,000,000
Rate	5.50%	[2],[5]
Line of credit and notes payable, outstanding	125,000,000	[5]	125,000,000	[5]
Number of properties In collateralized pool	4
$42.5 Million Fixed-Rate Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	42,525,000
Rate	5.70%	[2]
Line of credit and notes payable, outstanding	42,525,000		42,525,000
$140 Million WDC Mortgage Notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	140,000,000
Rate	5.76%	[2]
Line of credit and notes payable, outstanding	140,000,000		140,000,000
$140.0 Million 500 W. Monroe Mortgage Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	140,000,000
Repayments of secured debt	140,000,000
Line of credit and notes payable, outstanding	0		140,000,000
$300 Million Unsecured Term Loan [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	300,000,000
Line of credit and notes payable, outstanding	$ 300,000,000		$ 300,000,000
Federal Funds Rate [Member] | $500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Spread on variable rate	0.50%
LIBOR [Member] | $500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Spread on variable rate	1.00%
LIBOR [Member] | $140.0 Million 500 W. Monroe Mortgage Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Spread on variable rate	1.01%	[2]
LIBOR [Member] | $300 Million Unsecured Term Loan [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Spread on variable rate	1.45%	[2],[6]
LIBOR [Member] | Minimum [Member] | $500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Spread on variable rate	1.00%
LIBOR [Member] | Maximum [Member] | $500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Spread on variable rate	1.75%
Interest Rate Swap [Member] | $300 Million Unsecured Term Loan [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Effective rate	2.69%

[1]	Weighted average is based on contractual balance of outstanding debt and interest rates in the table as of December 31, 2012.
[2]	All of Piedmont’s outstanding debt as of December 31, 2012 and 2011 is interest-only debt.
[3]	Piedmont may select from multiple interest rate options with each draw, including the prime rate and various length LIBOR locks. All LIBOR selections are subject to an additional spread (1.175% as of December 31, 2012) over the selected rate based on Piedmont’s current credit rating. The outstanding balance as of December 31, 2012 consists of LIBOR draws at an average rate of 0.22% (subject to the additional spread mentioned above).
[4]	Nine property collateralized pool includes:1200 Crown Colony Drive in Quincy, Massachusetts, Braker Pointe III in Austin, Texas, 2 Gatehall Drive in Parsippany, New Jersey, the One and Two Independence Square buildings in Washington, DC, 2120 West End Avenue in Nashville, Tennessee, 400 Bridgewater Crossing in Bridgewater, New Jersey, 200 Bridgewater Crossing in Bridgewater, New Jersey, and Fairway Center II in Brea, California.
[5]	Four property collateralized pool includes 1430 Enclave Parkway in Houston, Texas, Windy Point I and II in Schaumburg, Illinois, and 1055 East Colorado Boulevard in Pasadena, California.
[6]	The $300 Million Unsecured Term Loan has a stated variable rate; however, Piedmont entered into interest rate swap agreements which effectively fix, exclusive of changes to Piedmont's credit rating, the rate on this facility to 2.69% through maturity.

Line of Credit and Notes Payable (Maturities of Long-term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 0
2014	575,000
2015	105,000
2016	596,525
2017	140,000
Thereafter	0
Total	$ 1,416,525

Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Eye Street 1201 NW Associates LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	49.50%
Net Carrying Amount	$ (5.7)	$ (3.4)
Variable Interst Entity, Cash Flow Percent Entitled To Entity	100.00%
Eye Street 1225 NW Associates LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	49.50%
Net Carrying Amount	(0.1)	0.6
Variable Interst Entity, Cash Flow Percent Entitled To Entity	100.00%
Piedmont Multi-State Owner, LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	33.2	28
Piedmont 500 W. Monroe Fee LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	194	76.9
Suwanee Gateway One LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	7.6	7.7
Medici Atlanta LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	13.7	13
400 TownPark, LLC [Member]
Variable Interest Entity [Line Items]
Piedmont’s % Ownership of Entity	100.00%
Net Carrying Amount	$ 23.5	$ 23.7

Derivative Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Gain (loss) to be reclassified in next 12 months	$ (3,100,000)
Gain (loss) recognized related to hedge ineffectiveness	0	0	0
Interest Rate Swap [Member]
Derivative [Line Items]
Notional Amount	370,000,000
Interest Rate Swap 1 [Member]
Derivative [Line Items]
Notional Amount	125,000,000
Interest Rate Swap 2 [Member]
Derivative [Line Items]
Notional Amount	75,000,000
Interest Rate Swap 3 [Member]
Derivative [Line Items]
Notional Amount	50,000,000
Interest Rate Swap 4 [Member]
Derivative [Line Items]
Notional Amount	50,000,000
Interest Rate Swap 5 [Member]
Derivative [Line Items]
Notional Amount	70,000,000
Derivative, term of contract	134 months
Credit Risk Contract [Member]
Derivative [Line Items]
Assets Needed for Immediate Settlement, Aggregate Fair Value	7,400,000
Interest Expense [Member] | Interest Rate Contract [Member]
Derivative [Line Items]
Amount of loss recognized in OCI on derivatives	7,656,000	3,064,000	1,529,000
Amount of previously recorded loss reclassified from accumulated OCI into interest expense	(3,033,000)	(1,218,000)	(4,704,000)
Unsecured Debt [Member] | $300 Million Unsecured Term Loan [Member]
Derivative [Line Items]
Debt instrument, face amount	$ 300,000,000

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap asset	$ 1,075		$ 0
Interest rate swap liability	8,235		2,537
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	12,957	[1]	139,690	[1]
Tenant receivables, net	147,337	[1]	129,523	[1]
Restricted cash and escrows	334	[1]	9,039	[1]
Accounts payable	23,113	[1]	14,637	[1]
Line of credit and notes payable	1,416,525		1,472,525
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents			139,690	[1]
Tenant receivables, net			129,523	[1]
Restricted cash and escrows			9,039	[1]
Accounts payable			14,637	[1]
Line of credit and notes payable			1,529,811
Interest Rate Swap [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap asset	1,075		0
Interest rate swap liability	8,235		2,537
Interest Rate Swap [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap asset			0
Interest rate swap liability			2,537
Fair Value, Inputs, Level 1 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	12,957	[1]
Tenant receivables, net	147,337	[1]
Restricted cash and escrows	334	[1]
Accounts payable	23,113	[1]
Fair Value, Inputs, Level 2 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Line of credit and notes payable	1,470,002
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap asset	1,075
Interest rate swap liability	$ 8,235

[1]	For the periods presented, the carrying value approximates estimated fair value due to its short-term maturity.

Commitments and Contingencies (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 lawsuit property	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Letter of credit renewal period		1 year
Property subject to or available for operating lease, number of units		3
Operating Leases, Future Minimum Payments Due [Abstract]
2013		$ 750,000
2014		750,000
2015		750,000
2016		750,000
2017		750,000
Thereafter		74,119,000
Total		77,869,000
Number of lawsuits as defendant		2
Litigation settlement charge	7,500,000	7,500,000	0	0
Collectibility of Tenant Reimbursements [Member]
Loss Contingencies [Line Items]
Additional expense related to such tenant audits/disputes		200,000	700,000	400,000
Unsecured Debt [Member] | $500 Million Unsecured Line of Credit [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount		500,000,000
Land [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Ground rent expense		800,000	600,000	600,000
Building [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Net book value of real estate assets subject to operating ground leases		31,800,000	26,000,000
Letter of Credit One, July 2013 [Member]
Loss Contingencies [Line Items]
Letters of credit outstanding, amount		10,000,000
Letter of Credit Two, July 2013 [Member]
Loss Contingencies [Line Items]
Letters of credit outstanding, amount		9,033,164
Letter of Credit Three, July 2013 [Member]
Loss Contingencies [Line Items]
Letters of credit outstanding, amount		382,556
NonIncremental Capital Expenditures [Member]
Loss Contingencies [Line Items]
Commitment to provide funding to tenants for capital improvements		111,900,000
Incremental Capital Expenditures [Member]
Loss Contingencies [Line Items]
Commitment to provide funding to tenants for capital improvements		$ 63,800,000

Stock Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Stock Awards [Member]		Dec. 31, 2011 Stock Awards [Member]		Dec. 31, 2010 Stock Awards [Member]		Dec. 31, 2012 Stock Awards, Granted May 11, 2010 [Member]		May 11, 2010 Stock Awards, Granted May 11, 2010 [Member]		Dec. 31, 2012 Stock Awards 1, Granted May 24, 2010 [Member]	May 24, 2012 Stock Awards 1, Granted May 24, 2010 [Member]	May 24, 2011 Stock Awards 1, Granted May 24, 2010 [Member]	May 24, 2010 Stock Awards 1, Granted May 24, 2010 [Member]		Dec. 31, 2012 Stock Awards 2, Granted May 24, 2010 [Member]	May 24, 2012 Stock Awards 2, Granted May 24, 2010 [Member]	May 24, 2011 Stock Awards 2, Granted May 24, 2010 [Member]	May 24, 2010 Stock Awards 2, Granted May 24, 2010 [Member]		Dec. 31, 2012 Stock Awards, Granted April 5, 2011 [Member]	Apr. 05, 2012 Stock Awards, Granted April 5, 2011 [Member]	Apr. 05, 2011 Stock Awards, Granted April 5, 2011 [Member]		Dec. 31, 2012 Stock Awards 2, Granted April 5, 2011 [Member]		Apr. 05, 2011 Stock Awards 2, Granted April 5, 2011 [Member]		Dec. 31, 2012 Stock Awards 1, Granted April 4 2012 [Member]	Apr. 04, 2012 Stock Awards 1, Granted April 4 2012 [Member]	Apr. 05, 2011 Stock Awards 1, Granted April 4 2012 [Member]		Dec. 31, 2012 Stock Awards 2, Granted April 4 2012 [Member]		Apr. 05, 2011 Stock Awards 2, Granted April 4 2012 [Member]
Rollforward of deferred stock award activity
Unvested Deferred Stock Awards as of January 1, 2012	511,203						5,266	[1]			52,964					17,457					74,496				0	[1]			168,710				0	[1]
Deferred Stock Awards Granted During Fiscal Year 2012	229,135
Adjustment to Estimated Future Grants of Performance Share Awards During the 2012	(159,474)
Deferred Stock Awards Vested During Fiscal Year 2012	(255,258)
Deferred Stock Awards Forfeited During Fiscal Year 2011 (in shares)	(6,713)
Unvested Deferred Stock Awards as of December 31, 2012	318,893		511,203				5,266	[1]			52,964					17,457					74,496				0	[1]			168,710				0	[1]
Total Grant Date Fair Value of Shares Vested During the Year	$ 5,331		$ 5,405		$ 4,789
Share-based Liabilities Paid	$ 798	[2]	$ 851	[2]	$ 0	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested Deferred Stock Awards, Weighted-Average Grant Date Fair Value at beginning of year	$ 21.67								$ 28.44					$ 18.71					$ 18.71				$ 19.4				$ 18.27				$ 17.49				$ 17.42
Deferred Stock Awards Granted During Fiscal Year 2012, Weighted-Average Grant Date Fair	$ 17.53		$ 19.03		$ 22.54
Adjustment to Estimated Future Grants of Performance Share Awards During the 2012, Weighted-Average Grant Date Fair	$ 23.64
Deferred Stock Awards Vested During Fiscal Year 2012, Weighted-Average Grant Date Fair Value	$ 20.89
Deferred Stock Awards Forfeited During Fiscal Year 2012, Weighted Average Grant Date Fair Value	$ 18.52
Unvested Deferred Stock Awards, Weighted-Average Grant Date Fair Value at end of year	$ 18.41		$ 21.67						$ 28.44					$ 18.71					$ 18.71				$ 19.4				$ 18.27				$ 17.49				$ 17.42
Net Shares Granted									56,875	[3],[4]				161,148	[3]				40,085	[3]			128,986	[3]			0	[3]			209,876	[3]			0	[3]
Grant Date Fair Value	$ 18.41		$ 21.67						$ 28.44					$ 18.71					$ 18.71				$ 19.4				$ 18.27				$ 17.49				$ 17.42
Unvested Shares (in shares)	318,893		511,203				5,266	[1]			52,964					17,457					74,496				0	[1]			168,710				0	[1]
Of the shares granted, % vested												25.00%	25.00%	25.00%			33.33%	33.33%				25.00%	25.00%							25.00%
Of the shares granted, % expected to vest within one year											25.00%					33.33%					25.00%								25.00%
Of the shares granted, % expected to vest in two years																					25.00%								25.00%
Of the shares granted, % expected to vest in three years																													25.00%

[1]	Estimated based on Piedmont's cumulative total stockholder return relative to a predetermined peer group's cumulative total stockholder return for the respective performance period as of December 31, 2012. Such estimates are subject to change in future periods based on both Piedmont's and its peers' stock performance and dividends paid.
[2]	Amounts reflect the issuance of performance share awards during the period.
[3]	Amounts reflect the total grant, net of shares surrendered upon vesting to satisfy required minimum tax withholding obligations through December 31, 2012.
[4]	Represents shares granted pursuant to the first and second interim performance periods ended December 31, 2010 and 2011, respectively.

Stock Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense and directors' fees related to stock awards	$ 3.9	$ 6.5	$ 5.1
Compensation expense, non-vested awards	2.5	5.3	3.7
Shares were issued to employees, directors and officers	181,502
Nonvested awards, total compensation cost not yet recognized	$ 2.3
Nonvested awards, total compensation cost not yet recognized, period for recognition	1 year
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Period of predetermined peer group's total stockholder return	3 years

Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Weighted-average common shares – basic (in shares)	170,312,328	172,764,838	170,752,520
Plus incremental weighted-average shares resulting from the assumed conversion of time-vested restricted stock awards (in shares)	129,000	216,000	214,000
Weighted-average common shares – diluted (in shares)	170,441,223	172,980,947	170,967,324

Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of metropolitan areas	17
Operating Leases, Future Minimum Payments Receivable [Abstract]
2013	377,746
2014	349,565
2015	346,084
2016	310,798
2017	290,158
Thereafter	1,384,133
Total	3,058,484
Geographic Concentration Risk [Member] | Chicago [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	23.10%
Geographic Concentration Risk [Member] | DISTRICT OF COLUMBIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	22.00%
Geographic Concentration Risk [Member] | NEW YORK
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	14.60%
Customer Concentration Risk [Member] | Federal Governmental Agencies [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	13.30%

Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			0 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 08, 2010 Sylvan Avenue 111 Building [Member]		Jul. 02, 2011 Eastpointe Corporate Center [Member]	Aug. 31, 2011 Corporate Court 5000 [Member]	Dec. 15, 2011 W Wacker Building 35 [Member]		Mar. 19, 2012 Portland Portfolio [Member] property acre		May 31, 2012 26200 Enterprise Way [Member]	Sep. 21, 2012 Hidden Lake Circle Buildings [Member]	Mar. 28, 2013 Subsequent Event [Member] Durham Avenue 1111 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on sale of real estate assets									$ 27,577	$ 122,657	$ (817)	$ (817)	[1]	$ 12,152	$ 14,367	$ 96,138	[2]	$ 17,823	[3]	$ 10,013	$ (259)	$ 0	[4]
Net Sales Proceeds									93,839	291,785	51,637	51,637	[1]	31,704	36,100	223,981	[2]	43,832	[3]	24,412	25,595	3,403	[4]
Impairment loss									0	0	(9,587)
Percent of ownership interest In real estate property disposal																96.50%
Number of real estate properties sold																		4
Area of land																		18.19
Revenues:
Rental income									9,125	40,912	50,000
Tenant reimbursements									1,134	20,168	21,852
Lease termination income									0	304	2,760
Revenue									10,259	61,384	74,612
Expenses:
Property operating costs									4,455	25,431	26,059
Depreciation									2,401	8,154	10,100
Amortization of deferred leasing costs									653	5,957	7,617
General and administrative expenses									45	(169)	508
Expenses									7,554	39,373	44,284
Other income (expense):
Interest expense									0	(5,932)	(6,274)
Interest and other income									0	(91)	2
Net income attributable to noncontrolling interest									0	(453)	(516)
Other income (expense)									0	(6,476)	(6,788)
Operating income, excluding impairment loss and gain/(loss) on sale of real estate assets									2,705	15,535	23,540
Income from discontinued operations	$ 1,114	$ (91)	$ 10,430	$ 18,829	$ 101,170	$ 29,890	$ 3,085	$ 4,047	$ 30,282	$ 138,192	$ 13,136

[1]	Piedmont reclassified the operational results of the property, including a $9.6 million impairment charge that resulted from adjusting the assets to fair value, as discontinued operations in the accompanying 2010 statement of operations. The fair value measurement used in the evaluation of this non-financial asset was considered to be a Level 1 valuation within the fair value hierarchy as defined by GAAP, as there were direct observations and transactions involving the asset (i.e. the asset was sold to a third-party purchaser).
[2]	Piedmont sold its approximate 96.5% ownership in the property. Transaction data above is presented at Piedmont's ownership percentage.
[3]	The Portland Portfolio consisted of four office properties known as the Deschutes building, the Rhein building, the Rogue building, and the Willamette building, as well as 18.19 acres of adjoining, undeveloped land.
[4]	On March 28, 2013, Piedmont sold the 1111 Durham Avenue building. As such, in accordance with GAAP, Piedmont reclassified the building from real estate assets held-for-use to real estate assets held-for-sale, and the operational results of the property as income from discontinued operations for prior periods to conform with current period presentation.

Discontinued Operations - Assets Held-for-sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intangible lease assets, less accumulated amortization of $0 and $85 as of December 31, 2012 and 2011, respectively	$ 0	$ 94
Total other assets held for sale, net	5,227	1,923
Enclave Parkway 1200 and Durham Avenue 1111 Buildings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale, net	33,970	29,315
Accumulated amortization on intangible lease assets	0	85
Straight-line rent	2,189	243
Deferred lease costs, less accumulated amortization of $207 and $1,788 as of December 31, 2012 and 2011, respectively	3,038	1,680
Total other assets held for sale, net	5,227	1,923
Accumulated amortization on deferred lease costs	207	1,788
Land [Member] | Enclave Parkway 1200 and Durham Avenue 1111 Buildings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale, net	7,188	7,188
Building and building improvements [Member] | Enclave Parkway 1200 and Durham Avenue 1111 Buildings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale, net	26,782	21,931
Accumulated depreciation (building improvements)	9,327	7,774
Construction in Progress [Member] | Enclave Parkway 1200 and Durham Avenue 1111 Buildings [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale, net	$ 0	$ 102

Supplemental Disclosures of Noncash Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Elements [Abstract]
Accrued capital expenditures and deferred lease costs	$ 12,598	$ 8,218	$ 8,047
Change in accrued offering costs related to issuance of common stock	(567)	227	1,370
Net assets assumed upon consolidation of variable interest entity, net of notes receivable previously recorded	0	188,283	0
Liabilities assumed upon consolidation of variable interest entity	0	191,814	0
Redeemable common stock	$ 0	$ 0	$ 75,164

Income Taxes (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net income	$ 14,438,000	$ 10,831,000	$ 30,708,000	$ 37,227,000	$ 119,020,000	$ 51,026,000	$ 21,028,000	$ 33,967,000	$ 93,204,000	$ 225,041,000	$ 120,379,000
Depreciation and amortization expense for financial reporting purposes in excess of amounts for income tax purposes									35,125,000	47,346,000	29,892,000
Rental income accrued for income tax purposes less than amounts for financial reporting purposes									(10,422,000)	(9,380,000)	(528,000)
Net amortization of above/below-market lease intangibles for financial reporting purposes in excess of amounts for income tax purposes									(5,324,000)	(6,605,000)	(5,573,000)
Gain on disposal of property for financial reporting purposes in excess of amounts for income tax purposes									(7,967,000)	(66,410,000)	(9,254,000)
Taxable income of Piedmont Washington Properties, Inc., in excess of amount for financial reporting purposes									2,662,000	4,515,000	5,096,000
Other expenses for financial reporting purposes in excess of amounts for income tax purposes									14,361,000	(2,072,000)	9,570,000
Income tax basis net income, prior to dividends paid deduction									121,639,000	192,435,000	149,582,000
Ordinary income									73.00%	61.00%	69.00%
Capital gains									16.00%	27.00%	0.00%
Return of capital									11.00%	12.00%	31.00%
Common Stock Dividends, Percent									100.00%	100.00%	100.00%
Tax Basis Of Total Assets	4,100,000,000								4,100,000,000
Accrued interest and penalties related to uncertain tax positions	$ 6,700,000				$ 6,700,000				$ 6,700,000	$ 6,700,000

Quarterly Results (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 133,512		$ 133,279		$ 131,652	$ 131,086	$ 134,686	$ 131,464	$ 134,106	$ 129,407	$ 529,529	$ 529,663	$ 520,070
Real estate operating income	34,541		33,967		35,694	34,672	32,764	36,961	35,979	39,921	138,874	145,625	167,625
Income from continuing operations	13,328	[1]	10,926	[2]	20,282	18,401	17,854	21,140	17,946	29,924	62,937	86,864	107,258
Income from discontinued operations	1,114		(91)		10,430	18,829	101,170	29,890	3,085	4,047	30,282	138,192	13,136
Net income attributable to Piedmont	14,438		10,831		30,708	37,227	119,020	51,026	21,028	33,967	93,204	225,041	120,379
Basic earnings per share	$ 0.09		$ 0.06		$ 0.18	$ 0.22	$ 0.68	$ 0.3	$ 0.12	$ 0.2	$ 0.55	$ 1.3	$ 0.71
Diluted earnings per share	$ 0.09		$ 0.06		$ 0.18	$ 0.22	$ 0.69	$ 0.29	$ 0.12	$ 0.2	$ 0.55	$ 1.3	$ 0.7
Dividends per share	$ 0.2		$ 0.2		$ 0.2	$ 0.2	$ 0.315	$ 0.315	$ 0.315	$ 0.315	$ 0.8	$ 1.26	$ 1.26
Litigation settlement charge			7,500								7,500	0	0
Net casualty loss	$ (5,200)										$ (5,170)	$ 0	$ 0

[1]	Includes $5.2 million in net casualty loss due to damage and related expenses incurred as a result of Hurricane Sandy.
[2]	Includes $7.5 million of litigation settlement expense related to agreements in principle to settle Piedmont's two outstanding class action lawsuits.

Subsequent Events (Details) (Subsequent Event [Member], USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
	Feb. 27, 2013 Dividend Declared [Member]	Feb. 13, 2013 Arlington Gateway [Member]
Subsequent Event [Line Items]
Dividends declared (in dollars per share)	$ 0.2
Purchase Price		$ 175.6

Guarantor and Non-Guarantor Financial Information - Condensed Consolidated Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Land	$ 622,348	$ 633,008
Buildings and improvements, less accumulated depreciation of $874,630 and $784,568 as of December 31, 2012 and December 31, 2011, respectively	2,881,296	2,945,323
Intangible lease assets, less accumulated amortization of $67,940 and $119,334 as of December 31, 2012 and December 31, 2011, respectively	54,745	79,155
Construction in progress	20,373	17,250
Real estate assets held for sale, net	33,970	29,315
Total real estate assets	3,612,732	3,704,051
Investments in and amounts due from unconsolidated joint ventures	37,689	38,969
Cash and cash equivalents	12,957	139,690	56,718	10,004
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and December 31, 2011, respectively	145,148	129,280
Advances to affiliates	0	0
Notes receivable	0	0
Prepaid expenses, restricted cash, escrows, and other assets	13,356	18,950
Goodwill	180,097	180,097
Interest rate swap	1,075	0
Deferred financing costs, less accumulated amortization of $10,479 and $9,214 as of December 31, 2012 and December 31, 2011, respectively	6,454	5,977
Deferred lease costs, less accumulated amortization of $112,289 and $118,570 as of December 31, 2012 and December 31, 2011, respectively	240,140	228,897
Other assets held for sale, net	5,227	1,923
Total assets	4,254,875	4,447,834
Liabilities:
Line of credit and notes payable	1,416,525	1,472,525
Accounts payable, accrued expenses, and accrued capital expenditures	127,263	122,986
Advances from affiliates	0	0
Deferred income	21,552	27,321
Intangible lease liabilities, less accumulated amortization of $40,931 and $63,981 as of December 31, 2012 and December 31, 2011, respectively	40,805	49,037
Interest rate swaps	8,235	2,537
Total liabilities	1,614,380	1,674,406
Stockholders’ Equity:
Common stock, $.01 par value; 750,000,000 shares authorized, 167,556,001 shares issued and outstanding as of December 31, 2012; and 172,629,748 shares issued and outstanding at December 31, 2011	1,676	1,726
Additional paid-in capital	3,667,051	3,663,662
Cumulative distributions in excess of earnings	(1,022,681)	(891,032)
Other comprehensive loss	(7,160)	(2,537)
Piedmont stockholders’ equity	2,638,886	2,771,819
Noncontrolling interest	1,609	1,609
Total stockholders’ equity	2,640,495	2,773,428	2,773,454	2,606,882
Total liabilities and stockholders’ equity	4,254,875	4,447,834
Parent Company [Member]
Assets:
Land	90,239	105,124
Buildings and improvements, less accumulated depreciation of $874,630 and $784,568 as of December 31, 2012 and December 31, 2011, respectively	522,054	570,587
Intangible lease assets, less accumulated amortization of $67,940 and $119,334 as of December 31, 2012 and December 31, 2011, respectively	3,266	4,428
Construction in progress	1,056	5,862
Real estate assets held for sale, net	10,223	11,139
Total real estate assets	626,838	697,140
Investments in and amounts due from unconsolidated joint ventures	37,689	38,969
Cash and cash equivalents	62,371	166,920	61,516	10,063
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and December 31, 2011, respectively	34,286	31,311
Advances to affiliates	554,329	150,365
Notes receivable	160,000	160,000
Prepaid expenses, restricted cash, escrows, and other assets	4,219	4,346
Goodwill	180,097	180,097
Interest rate swap	1,075
Deferred financing costs, less accumulated amortization of $10,479 and $9,214 as of December 31, 2012 and December 31, 2011, respectively	4,292	2,422
Deferred lease costs, less accumulated amortization of $112,289 and $118,570 as of December 31, 2012 and December 31, 2011, respectively	31,357	37,824
Other assets held for sale, net	0	685
Total assets	1,696,553	1,470,079
Liabilities:
Line of credit and notes payable	452,890	323,890
Accounts payable, accrued expenses, and accrued capital expenditures	20,444	20,737
Advances from affiliates	274,158	233,209
Deferred income	5,991	6,862
Intangible lease liabilities, less accumulated amortization of $40,931 and $63,981 as of December 31, 2012 and December 31, 2011, respectively	24	48
Interest rate swaps	8,235	2,537
Total liabilities	761,742	587,283
Stockholders’ Equity:
Common stock, $.01 par value; 750,000,000 shares authorized, 167,556,001 shares issued and outstanding as of December 31, 2012; and 172,629,748 shares issued and outstanding at December 31, 2011	0	0
Additional paid-in capital	0	0
Cumulative distributions in excess of earnings	941,971	885,333
Other comprehensive loss	(7,160)	(2,537)
Piedmont stockholders’ equity	934,811	882,796
Noncontrolling interest	0	0
Total stockholders’ equity	934,811	882,796
Total liabilities and stockholders’ equity	1,696,553	1,470,079
Guarantor Subsidiaries [Member]
Assets:
Land	0	0
Buildings and improvements, less accumulated depreciation of $874,630 and $784,568 as of December 31, 2012 and December 31, 2011, respectively	0	0
Intangible lease assets, less accumulated amortization of $67,940 and $119,334 as of December 31, 2012 and December 31, 2011, respectively	0	0
Construction in progress	0	0
Real estate assets held for sale, net	0	0
Total real estate assets	0	0
Investments in and amounts due from unconsolidated joint ventures	0	0
Cash and cash equivalents	239	139	896	1
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and December 31, 2011, respectively	0	0
Advances to affiliates	1,300,157	1,315,942
Notes receivable	2,500	0
Prepaid expenses, restricted cash, escrows, and other assets	15	172
Goodwill	0	0
Interest rate swap	0
Deferred financing costs, less accumulated amortization of $10,479 and $9,214 as of December 31, 2012 and December 31, 2011, respectively	0	0
Deferred lease costs, less accumulated amortization of $112,289 and $118,570 as of December 31, 2012 and December 31, 2011, respectively	0	0
Other assets held for sale, net	0	0
Total assets	1,302,911	1,316,253
Liabilities:
Line of credit and notes payable	0	0
Accounts payable, accrued expenses, and accrued capital expenditures	644	1,038
Advances from affiliates	568,093	359,249
Deferred income	0	0
Intangible lease liabilities, less accumulated amortization of $40,931 and $63,981 as of December 31, 2012 and December 31, 2011, respectively	0	0
Interest rate swaps	0	0
Total liabilities	568,737	360,287
Stockholders’ Equity:
Common stock, $.01 par value; 750,000,000 shares authorized, 167,556,001 shares issued and outstanding as of December 31, 2012; and 172,629,748 shares issued and outstanding at December 31, 2011	1,676	1,726
Additional paid-in capital	3,667,051	3,663,662
Cumulative distributions in excess of earnings	(2,934,553)	(2,709,422)
Other comprehensive loss	0	0
Piedmont stockholders’ equity	734,174	955,966
Noncontrolling interest	0	0
Total stockholders’ equity	734,174	955,966
Total liabilities and stockholders’ equity	1,302,911	1,316,253
Non-Guarantor Subsidiaries [Member]
Assets:
Land	532,109	527,884
Buildings and improvements, less accumulated depreciation of $874,630 and $784,568 as of December 31, 2012 and December 31, 2011, respectively	2,359,242	2,374,736
Intangible lease assets, less accumulated amortization of $67,940 and $119,334 as of December 31, 2012 and December 31, 2011, respectively	51,479	74,727
Construction in progress	19,317	11,388
Real estate assets held for sale, net	23,747	18,176
Total real estate assets	2,985,894	3,006,911
Investments in and amounts due from unconsolidated joint ventures	0	0
Cash and cash equivalents	0	0	0	0
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and December 31, 2011, respectively	110,862	97,969
Advances to affiliates	(931,733)	(813,861)
Notes receivable	23,890	23,890
Prepaid expenses, restricted cash, escrows, and other assets	10,070	15,365
Goodwill	0	0
Interest rate swap	0
Deferred financing costs, less accumulated amortization of $10,479 and $9,214 as of December 31, 2012 and December 31, 2011, respectively	2,162	3,555
Deferred lease costs, less accumulated amortization of $112,289 and $118,570 as of December 31, 2012 and December 31, 2011, respectively	208,783	191,073
Other assets held for sale, net	5,227	1,238
Total assets	2,415,155	2,526,140
Liabilities:
Line of credit and notes payable	1,150,025	1,332,525
Accounts payable, accrued expenses, and accrued capital expenditures	156,776	129,515
Advances from affiliates	147,783	104,551
Deferred income	15,561	20,459
Intangible lease liabilities, less accumulated amortization of $40,931 and $63,981 as of December 31, 2012 and December 31, 2011, respectively	40,781	48,989
Interest rate swaps	0	0
Total liabilities	1,510,926	1,636,039
Stockholders’ Equity:
Common stock, $.01 par value; 750,000,000 shares authorized, 167,556,001 shares issued and outstanding as of December 31, 2012; and 172,629,748 shares issued and outstanding at December 31, 2011	0	0
Additional paid-in capital	0	0
Cumulative distributions in excess of earnings	902,620	888,492
Other comprehensive loss	0	0
Piedmont stockholders’ equity	902,620	888,492
Noncontrolling interest	1,609	1,609
Total stockholders’ equity	904,229	890,101
Total liabilities and stockholders’ equity	2,415,155	2,526,140
Consolidation, Eliminations [Member]
Assets:
Land	0	0
Buildings and improvements, less accumulated depreciation of $874,630 and $784,568 as of December 31, 2012 and December 31, 2011, respectively	0	0
Intangible lease assets, less accumulated amortization of $67,940 and $119,334 as of December 31, 2012 and December 31, 2011, respectively	0	0
Construction in progress	0	0
Real estate assets held for sale, net	0	0
Total real estate assets	0	0
Investments in and amounts due from unconsolidated joint ventures	0	0
Cash and cash equivalents	(49,653)	(27,369)	(5,694)	(60)
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and December 31, 2011, respectively	0	0
Advances to affiliates	(922,753)	(652,446)
Notes receivable	(186,390)	(183,890)
Prepaid expenses, restricted cash, escrows, and other assets	(948)	(933)
Goodwill	0	0
Interest rate swap	0
Deferred financing costs, less accumulated amortization of $10,479 and $9,214 as of December 31, 2012 and December 31, 2011, respectively	0	0
Deferred lease costs, less accumulated amortization of $112,289 and $118,570 as of December 31, 2012 and December 31, 2011, respectively	0	0
Other assets held for sale, net	0	0
Total assets	(1,159,744)	(864,638)
Liabilities:
Line of credit and notes payable	(186,390)	(183,890)
Accounts payable, accrued expenses, and accrued capital expenditures	(50,601)	(28,304)
Advances from affiliates	(990,034)	(697,009)
Deferred income	0	0
Intangible lease liabilities, less accumulated amortization of $40,931 and $63,981 as of December 31, 2012 and December 31, 2011, respectively	0	0
Interest rate swaps	0	0
Total liabilities	(1,227,025)	(909,203)
Stockholders’ Equity:
Common stock, $.01 par value; 750,000,000 shares authorized, 167,556,001 shares issued and outstanding as of December 31, 2012; and 172,629,748 shares issued and outstanding at December 31, 2011	0	0
Additional paid-in capital	0	0
Cumulative distributions in excess of earnings	67,281	44,565
Other comprehensive loss	0	0
Piedmont stockholders’ equity	67,281	44,565
Noncontrolling interest	0	0
Total stockholders’ equity	67,281	44,565
Total liabilities and stockholders’ equity	$ (1,159,744)	$ (864,638)

Guarantor and Non-Guarantor Financial Information - Condensed Consolidated Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Rental income											$ 419,063	$ 409,068	$ 398,534
Tenant reimbursements											107,149	114,277	113,291
Property management fee revenue											2,318	1,584	3,212
Other rental income											999	4,734	5,033
Total revenues	133,512		133,279		131,652	131,086	134,686	131,464	134,106	129,407	529,529	529,663	520,070
Expenses:
Property operating costs											209,041	203,344	192,613
Depreciation											111,248	101,576	94,389
Amortization											49,600	54,045	37,315
General and administrative											20,766	25,073	28,128
Operating Expenses											390,655	384,038	352,445
Real estate operating income	34,541		33,967		35,694	34,672	32,764	36,961	35,979	39,921	138,874	145,625	167,625
Other income (expense):
Interest expense											(65,023)	(65,817)	(66,486)
Interest and other income											833	2,866	3,486
Litigation settlement expense			(7,500)								(7,500)	0	0
Net casualty loss	(5,200)										(5,170)	0	0
Equity in income of unconsolidated joint ventures											923	1,619	2,633
Gain on consolidation of variable interest entity											0	1,532	0
Gain on extinguishment of debt											0	1,039	0
Nonoperating Income (Expense)											(75,937)	(58,761)	(60,367)
Income from continuing operations	13,328	[1]	10,926	[2]	20,282	18,401	17,854	21,140	17,946	29,924	62,937	86,864	107,258
Discontinued operations:
Operating income, excluding impairment loss											2,705	15,535	23,540
Impairment loss											0	0	(9,587)
Gain/(loss) on sale of real estate assets											27,577	122,657	(817)
Income from discontinued operations	1,114		(91)		10,430	18,829	101,170	29,890	3,085	4,047	30,282	138,192	13,136
Net income											93,219	225,056	120,394
Less: Net income attributable to noncontrolling interest											(15)	(15)	(15)
Net income attributable to Piedmont	14,438		10,831		30,708	37,227	119,020	51,026	21,028	33,967	93,204	225,041	120,379
Parent Company [Member]
Revenues:
Rental income											75,523	70,943	73,566
Tenant reimbursements											17,495	19,003	19,172
Property management fee revenue											13,982	14,235	15,155
Other rental income											639	817	3,610
Total revenues											107,639	104,998	111,503
Expenses:
Property operating costs											37,246	41,123	40,784
Depreciation											24,345	22,038	22,019
Amortization											5,562	4,898	5,070
General and administrative											19,804	25,030	27,224
Operating Expenses											86,957	93,089	95,097
Real estate operating income											20,682	11,909	16,406
Other income (expense):
Interest expense											(12,530)	(8,991)	(14,657)
Interest and other income											12,226	11,975	15,235
Litigation settlement expense											(7,500)
Net casualty loss											(5,195)
Equity in income of unconsolidated joint ventures											923	1,619	2,633
Gain on consolidation of variable interest entity												0
Gain on extinguishment of debt												0
Nonoperating Income (Expense)											(12,076)	4,603	3,211
Income from continuing operations											8,606	16,512	19,617
Discontinued operations:
Operating income, excluding impairment loss											2,423	4,028	7,230
Impairment loss													0
Gain/(loss) on sale of real estate assets											27,577	12,152	0
Income from discontinued operations											30,000	16,180	7,230
Net income											38,606	32,692	26,847
Less: Net income attributable to noncontrolling interest											0	0	0
Net income attributable to Piedmont											38,606	32,692	26,847
Guarantor Subsidiaries [Member]
Revenues:
Rental income											0	0	0
Tenant reimbursements											0	0	0
Property management fee revenue											0	0	0
Other rental income											0	0	0
Total revenues											0	0	0
Expenses:
Property operating costs											0	0	0
Depreciation											0	0	0
Amortization											0	0	0
General and administrative											294	(50)	248
Operating Expenses											294	(50)	248
Real estate operating income											(294)	50	(248)
Other income (expense):
Interest expense											0	0	0
Interest and other income											15	0	0
Litigation settlement expense											0
Net casualty loss											0
Equity in income of unconsolidated joint ventures											0	0	0
Gain on consolidation of variable interest entity												0
Gain on extinguishment of debt												0
Nonoperating Income (Expense)											15	0	0
Income from continuing operations											(279)	50	(248)
Discontinued operations:
Operating income, excluding impairment loss											0	0	0
Impairment loss													0
Gain/(loss) on sale of real estate assets											0	0	0
Income from discontinued operations											0	0	0
Net income											(279)	50	(248)
Less: Net income attributable to noncontrolling interest											0	0	0
Net income attributable to Piedmont											(279)	50	(248)
Non-Guarantor Subsidiaries [Member]
Revenues:
Rental income											347,146	339,082	324,981
Tenant reimbursements											89,701	95,313	94,127
Property management fee revenue											344	274	262
Other rental income											360	3,917	1,423
Total revenues											437,551	438,586	420,793
Expenses:
Property operating costs											187,267	175,202	163,134
Depreciation											86,903	79,538	72,370
Amortization											44,038	49,147	32,245
General and administrative											23,574	24,570	22,737
Operating Expenses											341,782	328,457	290,486
Real estate operating income											95,769	110,129	130,307
Other income (expense):
Interest expense											(63,807)	(68,026)	(63,029)
Interest and other income											(94)	2,091	(549)
Litigation settlement expense											0
Net casualty loss											25
Equity in income of unconsolidated joint ventures											0	0	0
Gain on consolidation of variable interest entity												1,532
Gain on extinguishment of debt												1,039
Nonoperating Income (Expense)											(63,876)	(63,364)	(63,578)
Income from continuing operations											31,893	46,765	66,729
Discontinued operations:
Operating income, excluding impairment loss											282	11,507	16,310
Impairment loss													(9,587)
Gain/(loss) on sale of real estate assets											0	110,505	(817)
Income from discontinued operations											282	122,012	5,906
Net income											32,175	168,777	72,635
Less: Net income attributable to noncontrolling interest											(15)	(15)	(15)
Net income attributable to Piedmont											32,160	168,762	72,620
Consolidation, Eliminations [Member]
Revenues:
Rental income											(3,606)	(957)	(13)
Tenant reimbursements											(47)	(39)	(8)
Property management fee revenue											(12,008)	(12,925)	(12,205)
Other rental income											0	0	0
Total revenues											(15,661)	(13,921)	(12,226)
Expenses:
Property operating costs											(15,472)	(12,981)	(11,305)
Depreciation											0	0	0
Amortization											0	0	0
General and administrative											(22,906)	(24,477)	(22,081)
Operating Expenses											(38,378)	(37,458)	(33,386)
Real estate operating income											22,717	23,537	21,160
Other income (expense):
Interest expense											11,314	11,200	11,200
Interest and other income											(11,314)	(11,200)	(11,200)
Litigation settlement expense											0
Net casualty loss											0
Equity in income of unconsolidated joint ventures											0	0	0
Gain on consolidation of variable interest entity												0
Gain on extinguishment of debt												0
Nonoperating Income (Expense)											0	0	0
Income from continuing operations											22,717	23,537	21,160
Discontinued operations:
Operating income, excluding impairment loss											0	0	0
Impairment loss													0
Gain/(loss) on sale of real estate assets											0	0	0
Income from discontinued operations											0	0	0
Net income											22,717	23,537	21,160
Less: Net income attributable to noncontrolling interest											0	0	0
Net income attributable to Piedmont											$ 22,717	$ 23,537	$ 21,160

[1]	Includes $5.2 million in net casualty loss due to damage and related expenses incurred as a result of Hurricane Sandy.
[2]	Includes $7.5 million of litigation settlement expense related to agreements in principle to settle Piedmont's two outstanding class action lawsuits.

Guarantor and Non-Guarantor Financial Information - Condensed Consolidated Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	$ 223,252	$ 270,343	$ 275,750
Cash Flows from Investing Activities:
Investment in real estate assets and real estate related intangibles, net of accruals	(108,487)	(215,609)	(114,147)
Cash assumed upon consolidation of variable interest entity	0	5,063	0
Intercompany note receivable	0
Net sale proceeds from wholly-owned properties and consolidated joint venture	93,839	291,785	51,637
Net sale proceeds received from unconsolidated joint ventures	0	3,036	189
Investments in unconsolidated joint ventures	(136)	(151)	(173)
Liquidation of noncontrolling interest upon sale of consolidated joint venture	0	(95)	0
Deferred lease costs paid	(51,019)	(50,297)	(17,700)
Net cash (used in)/provided by investing activities	(65,803)	33,732	(80,194)
Cash Flows from Financing Activities:
Deferred financing costs paid	(3,125)	(3,367)	(710)
Proceeds from line of credit and notes payable	409,000	829,000	25,000
Repayments of line of credit and notes payable	(465,000)	(822,875)	(139,000)
Intercompany note payable	0	0	0
Net (costs of)/proceeds from issuance of common stock	(229)	(252)	185,774
Repurchases of common stock as part of announced program	(88,450)	(3,244)	0
Redemptions of common stock	0	0	(2,918)
Intercompany distributions	0	0	0
Dividends paid to stockholders and distributions to noncontrolling interest	(136,378)	(220,365)	(216,988)
Net cash used in financing activities	(284,182)	(221,103)	(148,842)
Net (decrease)/increase in cash and cash equivalents	(126,733)	82,972	46,714
Cash and cash equivalents, beginning of period	139,690	56,718	10,004
Cash and cash equivalents, end of period	12,957	139,690	56,718
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	46,213	48,984	56,876
Cash Flows from Investing Activities:
Investment in real estate assets and real estate related intangibles, net of accruals	(20,763)	(15,856)	(5,745)
Cash assumed upon consolidation of variable interest entity		0
Intercompany note receivable	0
Net sale proceeds from wholly-owned properties and consolidated joint venture	93,839	31,704	0
Net sale proceeds received from unconsolidated joint ventures		3,036	189
Investments in unconsolidated joint ventures	(136)	(151)	(173)
Liquidation of noncontrolling interest upon sale of consolidated joint venture		0
Deferred lease costs paid	(4,135)	(11,082)	(6,885)
Net cash (used in)/provided by investing activities	68,805	7,651	(12,614)
Cash Flows from Financing Activities:
Deferred financing costs paid	(3,125)	(2,717)	(710)
Proceeds from line of credit and notes payable	409,000	829,000	25,000
Repayments of line of credit and notes payable	(280,000)	(779,000)	(139,000)
Intercompany note payable	0	(53,000)	(500)
Net (costs of)/proceeds from issuance of common stock	0	0	0
Repurchases of common stock as part of announced program	0	0
Redemptions of common stock			0
Intercompany distributions	(345,442)	54,486	122,401
Dividends paid to stockholders and distributions to noncontrolling interest	0	0	0
Net cash used in financing activities	(219,567)	48,769	7,191
Net (decrease)/increase in cash and cash equivalents	(104,549)	105,404	51,453
Cash and cash equivalents, beginning of period	166,920	61,516	10,063
Cash and cash equivalents, end of period	62,371	166,920	61,516
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	2,215	2,375	2,539
Cash Flows from Investing Activities:
Investment in real estate assets and real estate related intangibles, net of accruals	0	0	0
Cash assumed upon consolidation of variable interest entity		0
Intercompany note receivable	(2,500)
Net sale proceeds from wholly-owned properties and consolidated joint venture	0	0	0
Net sale proceeds received from unconsolidated joint ventures		0	0
Investments in unconsolidated joint ventures	0	0	0
Liquidation of noncontrolling interest upon sale of consolidated joint venture		0
Deferred lease costs paid	0	0	0
Net cash (used in)/provided by investing activities	(2,500)	0	0
Cash Flows from Financing Activities:
Deferred financing costs paid	0	0	0
Proceeds from line of credit and notes payable	0	0	0
Repayments of line of credit and notes payable	0	0	0
Intercompany note payable	0	0	0
Net (costs of)/proceeds from issuance of common stock	(229)	(252)	185,774
Repurchases of common stock as part of announced program	(88,450)	(3,244)
Redemptions of common stock			(2,918)
Intercompany distributions	225,426	218,322	32,473
Dividends paid to stockholders and distributions to noncontrolling interest	(136,362)	(217,958)	(216,973)
Net cash used in financing activities	385	(3,132)	(1,644)
Net (decrease)/increase in cash and cash equivalents	100	(757)	895
Cash and cash equivalents, beginning of period	139	896	1
Cash and cash equivalents, end of period	239	139	896
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	152,107	195,446	195,177
Cash Flows from Investing Activities:
Investment in real estate assets and real estate related intangibles, net of accruals	(87,724)	(199,753)	(108,402)
Cash assumed upon consolidation of variable interest entity		5,063
Intercompany note receivable	0
Net sale proceeds from wholly-owned properties and consolidated joint venture	0	260,081	51,637
Net sale proceeds received from unconsolidated joint ventures		0	0
Investments in unconsolidated joint ventures	0	0	0
Liquidation of noncontrolling interest upon sale of consolidated joint venture		(95)
Deferred lease costs paid	(46,884)	(39,215)	(10,815)
Net cash (used in)/provided by investing activities	(134,608)	26,081	(67,580)
Cash Flows from Financing Activities:
Deferred financing costs paid	0	(650)	0
Proceeds from line of credit and notes payable	0	0	0
Repayments of line of credit and notes payable	(185,000)	(43,875)	0
Intercompany note payable	2,500	53,000	500
Net (costs of)/proceeds from issuance of common stock	0	0	0
Repurchases of common stock as part of announced program	0	0
Redemptions of common stock			0
Intercompany distributions	165,017	(227,595)	(128,082)
Dividends paid to stockholders and distributions to noncontrolling interest	(16)	(2,407)	(15)
Net cash used in financing activities	(17,499)	(221,527)	(127,597)
Net (decrease)/increase in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	0	0	0
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	22,717	23,538	21,158
Cash Flows from Investing Activities:
Investment in real estate assets and real estate related intangibles, net of accruals	0	0	0
Cash assumed upon consolidation of variable interest entity		0
Intercompany note receivable	2,500
Net sale proceeds from wholly-owned properties and consolidated joint venture	0	0	0
Net sale proceeds received from unconsolidated joint ventures		0	0
Investments in unconsolidated joint ventures	0	0	0
Liquidation of noncontrolling interest upon sale of consolidated joint venture		0
Deferred lease costs paid	0	0	0
Net cash (used in)/provided by investing activities	2,500	0	0
Cash Flows from Financing Activities:
Deferred financing costs paid	0	0	0
Proceeds from line of credit and notes payable	0	0	0
Repayments of line of credit and notes payable	0	0	0
Intercompany note payable	(2,500)	0	0
Net (costs of)/proceeds from issuance of common stock	0	0	0
Repurchases of common stock as part of announced program	0	0
Redemptions of common stock			0
Intercompany distributions	(45,001)	(45,213)	(26,792)
Dividends paid to stockholders and distributions to noncontrolling interest	0	0	0
Net cash used in financing activities	(47,501)	(45,213)	(26,792)
Net (decrease)/increase in cash and cash equivalents	(22,284)	(21,675)	(5,634)
Cash and cash equivalents, beginning of period	(27,369)	(5,694)	(60)
Cash and cash equivalents, end of period	$ (49,653)	$ (27,369)	$ (5,694)

Schedule III - Real Estate Assets and Accumulated Depreciation (Details) (USD $)	12 Months Ended								12 Months Ended			12 Months Ended												12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended								12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 EYE STREET 1225 [Member]	Dec. 31, 2012 EYE STREET 1201 [Member]	Dec. 31, 2011 Interlocken Building 360 [Member]	Dec. 31, 2011 Interlocken Building 360 [Member] Fund IX, X, XI and REIT Joint Venture [Member]	Dec. 31, 2012 Secured Debt [Member] $350.0 Million Secured Pooled Facility [Member]	Dec. 31, 2012 Eye Street 1225 NW Associates LLC [Member]	Dec. 31, 2012 Eye Street 1225 NW Associates LLC [Member] 1225 Equity LLC [Member]	Dec. 31, 2012 Eye Street 1201 NW Associates LLC [Member]	Dec. 31, 2012 Eye Street 1201 NW Associates LLC [Member] 1201 Equity LLC [Member]	Dec. 31, 2012 Building Improvements [Member] Minimum [Member]	Dec. 31, 2012 Building Improvements [Member] Maximum [Member]	Dec. 31, 2012 Land Improvements [Member] Minimum [Member]	Dec. 31, 2012 Land Improvements [Member] Maximum [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2012 Wholly Owned Properties [Member]	Dec. 31, 2012 Partially Owned Properties [Member]	Dec. 31, 2012 Partially Owned Properties [Member] Building 2020 [Member]	Dec. 31, 2012 Partially Owned Properties [Member] Building 2020 [Member] Minimum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] Building 2020 [Member] Maximum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] INVESTMENT DRIVE 4685 [Member]	Dec. 31, 2012 Partially Owned Properties [Member] INVESTMENT DRIVE 4685 [Member] Minimum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] INVESTMENT DRIVE 4685 [Member] Maximum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] MARYLAND WAY 5301 [Member]	Dec. 31, 2012 Partially Owned Properties [Member] MARYLAND WAY 5301 [Member] Minimum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] MARYLAND WAY 5301 [Member] Maximum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] UPLAND DRIVE 8560 [Member]	Dec. 31, 2012 Partially Owned Properties [Member] UPLAND DRIVE 8560 [Member] Minimum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] UPLAND DRIVE 8560 [Member] Maximum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] TWO PARK CENTER [Member]	Dec. 31, 2012 Partially Owned Properties [Member] TWO PARK CENTER [Member] Minimum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] TWO PARK CENTER [Member] Maximum [Member]		May 31, 2010 Sylvan Avenue 111 Building [Member]	Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member]	Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member] 1111 DURHAM AVENUE [Member]		Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member] 1111 DURHAM AVENUE [Member] Minimum [Member]		Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member] 1111 DURHAM AVENUE [Member] Maximum [Member]		Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member] ENCLAVE PARKWAY 1200 [Member]		Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member] ENCLAVE PARKWAY 1200 [Member] Minimum [Member]		Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member] ENCLAVE PARKWAY 1200 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] DALLAS PARKWAY 3900 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] DALLAS PARKWAY 3900 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] DALLAS PARKWAY 3900 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] RIVER CORPORATE CENTER [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] RIVER CORPORATE CENTER [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] RIVER CORPORATE CENTER [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SOUTH PRICE ROAD 8700 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SOUTH PRICE ROAD 8700 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SOUTH PRICE ROAD 8700 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] 1441 WEST LONG LAKE ROAD [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] 1441 WEST LONG LAKE ROAD [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] 1441 WEST LONG LAKE ROAD [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ENCLAVE PARKWAY 1430 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ENCLAVE PARKWAY 1430 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ENCLAVE PARKWAY 1430 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CRESCENT RIDGE II [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CRESCENT RIDGE II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CRESCENT RIDGE II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CROWN COLONY DRIVE 1200 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CROWN COLONY DRIVE 1200 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CROWN COLONY DRIVE 1200 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] HIATUS ROAD 5601 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] HIATUS ROAD 5601 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] HIATUS ROAD 5601 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WINDY POINT I [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WINDY POINT I [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WINDY POINT I [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WINDY POINT II [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WINDY POINT II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WINDY POINT II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SARASOTA COMMERCE CENTER II [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SARASOTA COMMERCE CENTER II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SARASOTA COMMERCE CENTER II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] JOHNS CREEK PARKWAY 11695 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] JOHNS CREEK PARKWAY 11695 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] JOHNS CREEK PARKWAY 11695 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BROOKSIDE PARKWAY 3750 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BROOKSIDE PARKWAY 3750 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BROOKSIDE PARKWAY 3750 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NW 64TH STREET 2001 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NW 64TH STREET 2001 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NW 64TH STREET 2001 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CENTRAL STREET 90 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CENTRAL STREET 90 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CENTRAL STREET 90 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] DESERT CANYON 300 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] DESERT CANYON 300 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] DESERT CANYON 300 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6031 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6031 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6031 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6021 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6021 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6021 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6011 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6011 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6011 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRAKER POINTE III [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRAKER POINTE III [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRAKER POINTE III [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CHANDLER FORUM [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CHANDLER FORUM [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CHANDLER FORUM [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] GATEHALL DRIVE 2 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] GATEHALL DRIVE 2 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] GATEHALL DRIVE 2 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SPECTRUM LOOP 350 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SPECTRUM LOOP 350 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SPECTRUM LOOP 350 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] HEADQUARTERS DRIVE 5601 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] HEADQUARTERS DRIVE 5601 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] HEADQUARTERS DRIVE 5601 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO INDEPENDENCE SQUARE [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO INDEPENDENCE SQUARE [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO INDEPENDENCE SQUARE [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE INDEPENDENCE SQUARE [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE INDEPENDENCE SQUARE [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE INDEPENDENCE SQUARE [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST END AVENUE 2120 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST END AVENUE 2120 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST END AVENUE 2120 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NORTH BRAND BOULEVARD 800 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NORTH BRAND BOULEVARD 800 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NORTH BRAND BOULEVARD 800 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EASTPOINT I [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EASTPOINT I [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EASTPOINT I [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EASTPOINT II [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EASTPOINT II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EASTPOINT II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST JEFFERSON 150 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST JEFFERSON 150 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST JEFFERSON 150 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] US BANCORP CENTER [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] US BANCORP CENTER [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] US BANCORP CENTER [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] AON CENTER [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] AON CENTER [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] AON CENTER [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] AUBURN HILLS CORPORATE CENTER [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] AUBURN HILLS CORPORATE CENTER [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] AUBURN HILLS CORPORATE CENTER [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUNSET HILLS ROAD 11107 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUNSET HILLS ROAD 11107 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUNSET HILLS ROAD 11107 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUNSET HILLS ROAD 11109 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUNSET HILLS ROAD 11109 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUNSET HILLS ROAD 11109 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9211 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9211 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9211 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9221 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9221 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9221 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] GLENRIDGE HIGHLANDS TWO [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] GLENRIDGE HIGHLANDS TWO [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] GLENRIDGE HIGHLANDS TWO [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRIDGEWATER CROSSING 200 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRIDGEWATER CROSSING 200 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRIDGEWATER CROSSING 200 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EAST COLORADO BOULEVARD 1055 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EAST COLORADO BOULEVARD 1055 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EAST COLORADO BOULEVARD 1055 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] FAIRWAY CENTER II [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] FAIRWAY CENTER II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] FAIRWAY CENTER II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] COPPER RIDGE CENTER [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] COPPER RIDGE CENTER [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] COPPER RIDGE CENTER [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MAIN STREET 1901 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MAIN STREET 1901 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MAIN STREET 1901 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] VIRGINIA AVE 400 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] VIRGINIA AVE 400 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] VIRGINIA AVE 400 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NORTH FAIRFAX DRIVE 4250 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NORTH FAIRFAX DRIVE 4250 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NORTH FAIRFAX DRIVE 4250 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EYE STREET 1225 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EYE STREET 1225 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EYE STREET 1225 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EYE STREET 1201 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EYE STREET 1201 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EYE STREET 1201 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MARKET STREET 1901 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MARKET STREET 1901 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MARKET STREET 1901 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BROAD STREET 60 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BROAD STREET 60 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BROAD STREET 60 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MASSACHUSETTS AVENUE 1414 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MASSACHUSETTS AVENUE 1414 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MASSACHUSETTS AVENUE 1414 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE BRATTLE SQUARE [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE BRATTLE SQUARE [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE BRATTLE SQUARE [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE DRIVE 600 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE DRIVE 600 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE DRIVE 600 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST ENTRANCE DRIVE 1075 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST ENTRANCE DRIVE 1075 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST ENTRANCE DRIVE 1075 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CLARENDON BOULEVARD 3100 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CLARENDON BOULEVARD 3100 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CLARENDON BOULEVARD 3100 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9200 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9200 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9200 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRIDGEWATER CROSSING 400 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRIDGEWATER CROSSING 400 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRIDGEWATER CROSSING 400 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] LAS COLINAS CORPORATE CENTER I [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] LAS COLINAS CORPORATE CENTER I [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] LAS COLINAS CORPORATE CENTER I [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] LAS COLINAS CORPORATE CENTER II [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] LAS COLINAS CORPORATE CENTER II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] LAS COLINAS CORPORATE CENTER II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO PIERCE PLACE [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO PIERCE PLACE [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO PIERCE PLACE [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CABOT DRIVE 2300 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CABOT DRIVE 2300 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CABOT DRIVE 2300 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POINTE I [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POINTE I [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POINTE I [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POINTE II [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POINTE II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POINTE II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUWANEE GATEWAY ONE [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUWANEE GATEWAY ONE [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUWANEE GATEWAY ONE [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE MERIDIAN CROSSINGS [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE MERIDIAN CROSSINGS [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE MERIDIAN CROSSINGS [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO MERIDIAN CROSSINGS [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO MERIDIAN CROSSINGS [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO MERIDIAN CROSSINGS [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] W MONROE 500 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] W MONROE 500 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] W MONROE 500 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] THE DUPREE [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] THE DUPREE [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] THE DUPREE [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] THE MEDICI [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] THE MEDICI [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] THE MEDICI [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PRESIDENTIAL WAY 225 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PRESIDENTIAL WAY 225 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PRESIDENTIAL WAY 225 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PRESIDENTIAL WAY 235 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PRESIDENTIAL WAY 235 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PRESIDENTIAL WAY 235 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] 400 TOWNPARK [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] 400 TOWNPARK [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] 400 TOWNPARK [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POWER, LLC [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POWER, LLC [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POWER, LLC [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] UNDEVELOPED LAND PARCELS [Member]
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percentage							49.50%	49.50%															57.00%					55.00%					55.00%					72.00%					72.00%							100.00%	[1]					100.00%	[1]						100.00%					100.00%	[2]					100.00%	[2]					100.00%					100.00%					100.00%					100.00%	[3]					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%	[2]					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%	[3]					100.00%					100.00%	[3]					100.00%					100.00%					100.00%	[3]					100.00%	[3]					100.00%	[3]					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%	[3]					100.00%					100.00%	[3]					100.00%					100.00%					100.00%					100.00%					49.50%	[4]					49.50%	[5]					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%	[3]					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%	[6]					100.00%	[7]
Encumbrances																																																																																					$ 32,100,000										$ 20,200,000	[3]										$ 23,400,000					$ 40,300,000																																																			$ 16,500,000	[3]										$ 42,700,000	[3]															$ 105,800,000	[3]					$ 57,800,000	[3]					$ 26,800,000	[3]																									$ 105,000,000					$ 225,000,000																																			$ 40,200,000	[3]					$ 29,200,000					$ 10,700,000	[3]																				$ 45,000,000					$ 57,600,000	[4]					$ 82,400,000	[5]																																													$ 29,300,000	[3]					$ 17,500,000					$ 25,025,000																																								$ 140,000,000
Initial Cost, Land	610,371,000																				599,677,000	10,694,000	1,696,000					2,144,000					4,300,000					1,954,000					600,000						13,113,000	9,653,000	[1]					3,460,000	[1]					586,564,000	1,456,000					0	[2]					0	[2]					2,160,000					7,100,000					7,700,000					11,042,000	[3]					3,642,000					4,537,000					3,746,000					1,767,000					2,080,000					1,561,000					0	[2]					3,642,000					2,602,000					3,157,000					3,157,000					3,157,000					6,098,000	[3]					2,632,000					9,054,000	[3]					2,185,000					3,153,000					52,711,000	[3]					29,765,000	[3]					4,908,000	[3]					23,605,000					1,485,000					1,235,000					9,759,000					11,138,000					23,267,000					1,978,000					2,711,000					1,218,000					3,019,000					3,019,000					6,662,000					8,182,000	[3]					6,495,000					7,110,000	[3]					6,974,000					6,246,000					22,146,000					13,636,000					21,959,000	[4]					31,985,000	[5]					13,584,000					32,522,000					4,210,000					6,974,000					3,934,000					5,200,000					11,700,000					3,730,000					10,400,000	[3]					3,912,000					4,496,000					4,370,000					4,390,000					11,200,000					13,300,000					1,000,000					2,919,000					2,661,000					36,990,000					4,080,000					1,780,000					3,626,000					4,154,000					2,570,000					0	[6]					6,021,000	[7]
Initial Cost, Buildings and Improvements	3,907,382,000																				3,834,947,000	72,435,000	7,851,000					9,984,000					20,702,000					11,216,000					22,682,000						35,542,000	20,495,000	[1]					15,047,000	[1]					3,799,405,000	20,377,000					16,036,000	[2]					13,272,000	[2]					16,776,000					37,915,000					45,154,000					40,666,000	[3]					10,404,000					31,847,000					55,026,000					20,533,000					13,572,000					14,207,000					7,172,000	[2]					29,497,000					24,333,000					43,656,000					42,662,000					29,034,000					34,492,000	[3]					0					96,722,000	[3]					24,964,000					24,602,000					202,702,000	[3]					104,814,000	[3]					59,011,000	[3]					136,284,000					11,064,000					9,199,000					88,364,000					175,629,000					472,488,000					16,570,000					17,890,000					8,038,000					21,984,000					21,984,000					69,031,000					84,160,000	[3]					30,265,000					15,600,000	[3]					38,714,000					36,455,000					49,740,000					70,918,000					47,602,000	[4]					63,139,000	[5]					166,683,000					168,986,000					35,821,000					64,940,000					0					22,957,000					69,705,000					16,608,000					71,052,000	[3]					18,830,000					29,881,000					70,632,000					19,549,000					58,606,000					70,618,000					6,875,000					24,398,000					25,742,000					185,113,000					14,310,000					11,510,000					36,916,000					44,048,000					20,555,000					79,000	[6]					427,000	[7]
Initial Cost, Total	4,517,753,000																				4,434,624,000	83,129,000	9,547,000					12,128,000					25,002,000					13,170,000					23,282,000						48,655,000	30,148,000	[1]					18,507,000	[1]					4,385,969,000	21,837,000					16,036,000	[2]					13,272,000	[2]					18,936,000					45,015,000					52,854,000					51,708,000	[3]					14,046,000					36,384,000					58,772,000					22,300,000					15,652,000					15,768,000					7,172,000	[2]					33,139,000					26,935,000					46,813,000					45,819,000					32,191,000					40,590,000	[3]					2,632,000					105,776,000	[3]					27,149,000					27,755,000					255,413,000	[3]					134,579,000	[3]					63,919,000	[3]					159,889,000					12,549,000					10,434,000					98,123,000					186,767,000					495,755,000					18,548,000					20,601,000					9,256,000					25,003,000					25,003,000					75,693,000					92,342,000	[3]					36,760,000					22,710,000	[3]					45,688,000					42,701,000					71,886,000					84,554,000					69,561,000	[4]					95,124,000	[5]					180,267,000					201,508,000					40,031,000					71,914,000					3,934,000					28,157,000					81,405,000					20,338,000					81,452,000	[3]					22,742,000					34,377,000					75,002,000					23,939,000					69,806,000					83,918,000					7,875,000					27,317,000					28,403,000					222,103,000					18,390,000					13,290,000					40,542,000					48,202,000					23,125,000					79,000	[6]					6,448,000	[7]
Costs Capitalized Subsequent to Acquisition	131,147,000																				130,001,000	1,146,000	(1,259,000)					2,902,000					1,360,000					1,084,000					(2,941,000)						(5,358,000)	(11,547,000)	[1]					6,189,000	[1]					135,359,000	3,047,000					7,309,000	[2]					551,000	[2]					(6,760,000)					3,700,000					7,954,000					1,970,000	[3]					1,722,000					2,341,000					1,096,000					2,249,000					1,648,000					112,000					769,000	[2]					2,630,000					100,000					2,419,000					1,397,000					2,586,000					1,000	[3]					19,917,000					33,000	[3]					(1,894,000)					2,663,000					21,374,000	[3]					2,770,000	[3]					6,671,000	[3]					8,900,000					423,000					1,895,000					3,846,000					7,614,000					125,542,000					(8,159,000)					1,371,000					(2,338,000)					(4,844,000)					(4,822,000)					(22,036,000)					(17,783,000)	[3]					(8,338,000)					(2,298,000)	[3]					(5,675,000)					(5,019,000)					(1,856,000)					5,098,000					(2,559,000)	[4]					(3,133,000)	[5]					137,000					(5,994,000)					1,988,000					(3,814,000)					16,281,000					(313,000)					(5,363,000)					(1,624,000)					(8,218,000)	[3]					(2,279,000)					(7,083,000)					1,667,000					(2,849,000)					7,339,000					6,279,000					78,000					(1,000)					99,000					(20,929,000)					55,000					728,000					(764,000)					(911,000)					580,000					3,079,000	[6]					2,987,000	[7]
Gross Amount at Which Carried, Land	640,687,000																				629,536,000	11,151,000	1,767,000					2,233,000					4,479,000					2,048,000					624,000						7,188,000	3,728,000	[1]					3,460,000	[1]					622,348,000	1,517,000					0	[2]					0	[2]					1,202,000					5,506,000					8,021,000					11,042,000	[3]					3,642,000					4,537,000					3,746,000					2,203,000					2,081,000					1,561,000					0	[2]					3,642,000					2,602,000					3,157,000					3,157,000					3,157,000					6,099,000	[3]					2,779,000					9,054,000	[3]					2,186,000					3,153,000					52,711,000	[3]					30,562,000	[3]					5,100,000	[3]					23,607,000					1,485,000					1,235,000					9,759,000					11,138,000					23,966,000					1,591,000					2,711,000					1,218,000					2,960,000					2,960,000					6,662,000					8,328,000	[3]					6,495,000					7,110,000	[3]					6,974,000					6,246,000					22,146,000					13,636,000					21,959,000	[4]					31,985,000	[5]					20,829,000					60,708,000					4,365,000					7,113,000					3,934,000					5,207,000					11,791,000					3,882,000					10,400,000	[3]					2,543,000					2,543,000					4,370,000					4,390,000					11,200,000					13,300,000					1,000,000					2,919,000					2,661,000					36,990,000					4,080,000					1,780,000					3,612,000					4,138,000					2,570,000					0	[6]					9,435,000	[7]
Gross Amount at Which Carried, Buildings and Improvements	4,008,217,000																				3,935,093,000	73,124,000	6,521,000					12,797,000					21,883,000					12,206,000					19,717,000						36,109,000	14,873,000	[1]					21,236,000	[1]					3,898,984,000	23,367,000					23,345,000	[2]					13,823,000	[2]					10,974,000					43,209,000					52,787,000					42,636,000	[3]					12,126,000					34,188,000					56,122,000					22,346,000					15,219,000					14,319,000					7,941,000	[2]					32,127,000					24,433,000					46,075,000					44,059,000					31,620,000					34,492,000	[3]					19,770,000					96,755,000	[3]					23,069,000					27,265,000					224,076,000	[3]					106,787,000	[3]					65,490,000	[3]					145,182,000					11,487,000					11,094,000					92,210,000					183,243,000					597,331,000					8,798,000					19,261,000					5,700,000					17,199,000					17,221,000					46,995,000					66,231,000	[3]					21,927,000					13,302,000	[3]					33,039,000					31,436,000					47,884,000					76,016,000					45,043,000	[4]					60,006,000	[5]					159,575,000					134,806,000					37,654,000					60,987,000					16,281,000					22,637,000					64,251,000					14,832,000					62,834,000	[3]					17,920,000					24,751,000					72,299,000					16,700,000					65,945,000					76,897,000					6,953,000					24,397,000					25,841,000					164,184,000					14,365,000					12,238,000					36,166,000					43,153,000					21,135,000					3,158,000	[6]
Gross Amount at Which Carried, Total	4,648,904,000																				4,564,629,000	84,275,000	8,288,000					15,030,000					26,362,000					14,254,000					20,341,000						43,297,000	18,601,000	[1]					24,696,000	[1]					4,521,332,000	24,884,000					23,345,000	[2]					13,823,000	[2]					12,176,000					48,715,000					60,808,000					53,678,000	[3]					15,768,000					38,725,000					59,868,000					24,549,000					17,300,000					15,880,000					7,941,000	[2]					35,769,000					27,035,000					49,232,000					47,216,000					34,777,000					40,591,000	[3]					22,549,000					105,809,000	[3]					25,255,000					30,418,000					276,787,000	[3]					137,349,000	[3]					70,590,000	[3]					168,789,000					12,972,000					12,329,000					101,969,000					194,381,000					621,297,000					10,389,000					21,972,000					6,918,000					20,159,000					20,181,000					53,657,000					74,559,000	[3]					28,422,000					20,412,000	[3]					40,013,000					37,682,000					70,030,000					89,652,000					67,002,000	[4]					91,991,000	[5]					180,404,000					195,514,000					42,019,000					68,100,000					20,215,000					27,844,000					76,042,000					18,714,000					73,234,000	[3]					20,463,000					27,294,000					76,669,000					21,090,000					77,145,000					90,197,000					7,953,000					27,316,000					28,502,000					201,174,000					18,445,000					14,018,000					39,778,000					47,291,000					23,705,000					3,158,000	[6]					9,435,000	[7]
Accumulated Depreciation and Amortization	977,768,000		935,716,000		918,578,000																951,897,000	25,871,000	3,906,000					6,029,000					7,242,000					3,612,000					5,082,000						9,327,000	8,378,000	[1]					949,000	[1]					942,570,000	8,826,000					6,291,000	[2]					4,902,000	[2]					6,766,000					14,686,000					19,404,000					13,020,000	[3]					3,404,000					10,157,000					16,575,000					6,732,000					4,695,000					4,189,000					2,177,000	[2]					9,799,000					6,906,000					12,465,000					12,756,000					9,395,000					9,544,000	[3]					6,334,000					26,514,000	[3]					6,313,000					6,797,000					55,720,000	[3]					28,479,000	[3]					17,776,000	[3]					39,209,000					2,972,000					3,155,000					25,154,000					46,382,000					143,225,000					3,763,000					4,901,000					1,490,000					4,186,000					4,194,000					11,536,000					14,672,000	[3]					5,494,000					3,003,000	[3]					8,408,000					8,681,000					11,467,000					21,922,000					11,262,000	[4]					13,985,000	[5]					44,068,000					33,533,000					13,114,000					23,204,000					4,561,000					4,694,000					12,864,000					2,987,000					15,093,000	[3]					6,527,000					4,591,000					16,258,000					4,640,000					8,407,000					8,670,000					405,000					1,550,000					1,824,000					8,565,000					1,067,000					777,000					2,038,000					2,421,000					1,029,000					0	[6]
Life on which Depreciation and Amortization is Computed																								0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]					0 years	[1],[8]	40 years	[1],[8]			0 years	[1],[8]	40 years	[1],[8]			0 years	[8]	40 years	[8]			0 years	[2],[8]	40 years	[2],[8]			0 years	[2],[8]	40 years	[2],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[2],[8]	40 years	[2],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]			0 years	[3],[8]	40 years	[3],[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[4],[8]	40 years	[4],[8]			0 years	[5],[8]	40 years	[5],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[6],[8]	40 years	[6],[8]
Debt instrument, face amount											350,000,000
Piedmont’s % Ownership of Entity												49.50%	49.50%	49.50%	49.50%
Useful life																5 years	25 years	20 years	25 years	40 years
Real Estate:
Balance at the beginning of the year	4,699,311,000		4,666,188,000		4,681,313,000
Additions to/improvements of real estate	108,131,000		440,141,000		105,282,000
Assets disposed	(77,768,000)		(361,397,000)		(72,586,000)
Assets impaired	0		0		(8,489,000)	[9]
Write-offs of intangible assets	(73,632,000)	[10]	(35,916,000)	[10]	0	[10]
Write-offs of fully depreciated/amortized assets	(7,138,000)		(9,705,000)		(39,332,000)
Balance at the end of the year	4,648,904,000		4,699,311,000		4,666,188,000
Accumulated Depreciation and Amortization:
Balance at the beginning of the year	935,716,000		918,578,000		840,545,000																951,897,000	25,871,000	3,906,000					6,029,000					7,242,000					3,612,000					5,082,000						9,327,000	8,378,000	[1]					949,000	[1]					942,570,000	8,826,000					6,291,000	[2]					4,902,000	[2]					6,766,000					14,686,000					19,404,000					13,020,000	[3]					3,404,000					10,157,000					16,575,000					6,732,000					4,695,000					4,189,000					2,177,000	[2]					9,799,000					6,906,000					12,465,000					12,756,000					9,395,000					9,544,000	[3]					6,334,000					26,514,000	[3]					6,313,000					6,797,000					55,720,000	[3]					28,479,000	[3]					17,776,000	[3]					39,209,000					2,972,000					3,155,000					25,154,000					46,382,000					143,225,000					3,763,000					4,901,000					1,490,000					4,186,000					4,194,000					11,536,000					14,672,000	[3]					5,494,000					3,003,000	[3]					8,408,000					8,681,000					11,467,000					21,922,000					11,262,000	[4]					13,985,000	[5]					44,068,000					33,533,000					13,114,000					23,204,000					4,561,000					4,694,000					12,864,000					2,987,000					15,093,000	[3]					6,527,000					4,591,000					16,258,000					4,640,000					8,407,000					8,670,000					405,000					1,550,000					1,824,000					8,565,000					1,067,000					777,000					2,038,000					2,421,000					1,029,000					0	[6]
Depreciation and amortization expense	139,196,000		147,440,000		131,000,000
Assets disposed	(16,374,000)		(84,681,000)		(13,519,000)
Write-offs of intangible assets	(73,632,000)	[10]	(35,916,000)	[10]	0	[10]
Write-offs of fully depreciated/amortized assets	(7,138,000)		(9,705,000)		(39,448,000)
Balance at the end of the year	977,768,000		935,716,000		918,578,000																951,897,000	25,871,000	3,906,000					6,029,000					7,242,000					3,612,000					5,082,000						9,327,000	8,378,000	[1]					949,000	[1]					942,570,000	8,826,000					6,291,000	[2]					4,902,000	[2]					6,766,000					14,686,000					19,404,000					13,020,000	[3]					3,404,000					10,157,000					16,575,000					6,732,000					4,695,000					4,189,000					2,177,000	[2]					9,799,000					6,906,000					12,465,000					12,756,000					9,395,000					9,544,000	[3]					6,334,000					26,514,000	[3]					6,313,000					6,797,000					55,720,000	[3]					28,479,000	[3]					17,776,000	[3]					39,209,000					2,972,000					3,155,000					25,154,000					46,382,000					143,225,000					3,763,000					4,901,000					1,490,000					4,186,000					4,194,000					11,536,000					14,672,000	[3]					5,494,000					3,003,000	[3]					8,408,000					8,681,000					11,467,000					21,922,000					11,262,000	[4]					13,985,000	[5]					44,068,000					33,533,000					13,114,000					23,204,000					4,561,000					4,694,000					12,864,000					2,987,000					15,093,000	[3]					6,527,000					4,591,000					16,258,000					4,640,000					8,407,000					8,670,000					405,000					1,550,000					1,824,000					8,565,000					1,067,000					777,000					2,038,000					2,421,000					1,029,000					0	[6]
Impairment charge																																																7,000,000
Impairment loss on real estate assets	$ 0		$ 0		$ 7,041,000				$ 53,000	$ 1,400,000

[1]	Properties sold subsequent to December 31, 2012.
[2]	Property is owned subject to a long-term ground lease.
[3]	These properties collateralize the $350 Million Secured Pooled Facility.
[4]	Piedmont purchased all of the membership interest in 1225 Equity, LLC, which own a 49.5% membership interest in 1225 Eye Street, N.W. Associates, which owns the 1225 Eye Street building. As a result of its ownership of 1225 Equity, LLC, Piedmont owns an approximate 49.5% in the 1225 Eye Street building. As the controlling member, Piedmont is deemed to have control of the entities and, as such, consolidates the joint ventures.
[5]	Piedmont purchased all of the membership interest in 1201 Equity, LLC, which own a 49.5% membership interest in 1201 Eye Street, N.W. Associates, which owns the 1201 Eye Street building. As a result of its ownership of 1201 Equity, LLC, Piedmont owns an approximate 49.5% in the 1201 Eye Street building. As the controlling member, Piedmont is deemed to have control of the entities and, as such, consolidates the joint ventures.
[6]	Represents solar panels at the 400 Bridgewater Crossing building, which are not included in Piedmont’s total building count.
[7]	Undeveloped Land Parcels are not included in Piedmont’s total building count.
[8]	Piedmont’s assets are depreciated or amortized using the straight-lined method over the useful lives of the assets by class. Generally, Tenant Improvements are amortized over the shorter of economic life or lease term, and Lease Intangibles are amortized over the lease term. Generally, Building Improvements are depreciated over 5 - 25 years, Land Improvements are depreciated over 20 - 25 years, and Buildings are depreciated over 40 years.
[9]	Piedmont recorded an impairment charge against real estate assets of approximately $7.0 million related to the 111 Sylvan Avenue building at the time it was classified as held-for-sale in May 2010. This wholly-owned asset was subsequently sold in December 2010. In addition, the Fund IX, Fund XI, and REIT Joint Venture recorded an impairment loss on real estate assets of approximately $1.4 million during 2010 related to the 360 Interlocken building; however, Piedmont recorded its proporationate share of the charge (approximately $53,000) in the accompanying consolidated statements of income with other such net property operations as equity in income of unconsolidated joint ventures.
[10]	Consists of write-offs of intangible lease assets related to lease restructurings, amendments and terminations.